UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2008 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	3/31/2008

Date of reporting period:	12/31/2007

Item 1: Schedule of Investments

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Asset Allocation Fund II

	Shares	Value ($)*
Common Stocks – 62.1%
CONSUMER DISCRETIONARY – 5.7%
Automobiles – 0.1%
Harley-Davidson, Inc.	1,800	84,078
Automobiles Total		84,078
Diversified Consumer Services – 0.3%
Apollo Group, Inc., Class A (a)	3,500	245,525
ITT Educational Services, Inc. (a)	200	17,054
Weight Watchers International, Inc.	4,400	198,792
Diversified Consumer Services Total		461,371
Hotels, Restaurants & Leisure – 1.9%
Brinker International, Inc.	15,200	297,312
Burger King Holdings, Inc.	6,800	193,868
Darden Restaurants, Inc.	13,700	379,627
McDonald’s Corp.	19,300	1,136,963
Wendy’s International, Inc.	9,100	235,144
Wyndham Worldwide Corp.	3,400	80,104
Yum! Brands, Inc.	9,100	348,257
Hotels, Restaurants & Leisure Total		2,671,275
Household Durables – 0.6%
Garmin Ltd.	2,700	261,900
NVR, Inc. (a)	1,300	681,200
Household Durables Total		943,100
Internet & Catalog Retail – 0.0%
NutriSystem, Inc. (a)	600	16,188
Internet & Catalog Retail Total		16,188
Media – 1.9%
CBS Corp., Class B	10,700	291,575
DIRECTV Group, Inc. (a)	23,100	534,072
Dreamworks Animation SKG, Inc., Class A (a)	4,300	109,822
Idearc, Inc.	16,300	286,228
McGraw-Hill Companies, Inc.	4,400	192,764
Omnicom Group, Inc.	7,500	356,475
Time Warner, Inc.	16,600	274,066
Viacom, Inc., Class B (a)	9,200	404,064
Walt Disney Co.	11,100	358,308
Media Total		2,807,374
Multiline Retail – 0.1%
Dollar Tree Stores, Inc. (a)	900	23,328

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – (continued)
Macy’s, Inc.	3,700	95,719
Multiline Retail Total		119,047
Specialty Retail – 0.8%
Home Depot, Inc.	24,300	654,642
RadioShack Corp.	1,800	30,348
Sherwin-Williams Co.	700	40,628
Staples, Inc.	11,300	260,691
TJX Companies, Inc.	4,200	120,666
Specialty Retail Total		1,106,975
CONSUMER DISCRETIONARY TOTAL		8,209,408
CONSUMER STAPLES – 6.0%
Beverages – 1.3%
Coca-Cola Co.	13,500	828,495
Hansen Natural Corp. (a)	2,400	106,296
Pepsi Bottling Group, Inc.	1,500	59,190
PepsiCo, Inc.	11,200	850,080
Beverages Total		1,844,061
Food & Staples Retailing – 1.8%
Costco Wholesale Corp.	100	6,976
CVS Caremark Corp.	11,700	465,075
Kroger Co.	18,000	480,780
Safeway, Inc.	1,500	51,315
SUPERVALU, Inc.	11,500	431,480
Sysco Corp.	14,100	440,061
Wal-Mart Stores, Inc.	14,900	708,197
Walgreen Co.	800	30,464
Food & Staples Retailing Total		2,614,348
Food Products – 0.4%
H.J. Heinz Co.	1,600	74,688
Kellogg Co.	4,800	251,664
Sara Lee Corp.	7,300	117,238
Tyson Foods, Inc., Class A	7,500	114,975
Food Products Total		558,565
Household Products – 1.3%
Clorox Co.	2,700	175,959
Colgate-Palmolive Co.	1,200	93,552
Kimberly-Clark Corp.	5,700	395,238

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – (continued)
Procter & Gamble Co.	15,900	1,167,378
Household Products Total		1,832,127
Personal Products – 0.2%
Alberto-Culver Co.	10,000	245,400
Herbalife Ltd.	700	28,196
NBTY, Inc. (a)	1,000	27,400
Personal Products Total		300,996
Tobacco – 1.0%
Altria Group, Inc.	13,000	982,540
Reynolds American, Inc.	7,300	481,508
Tobacco Total		1,464,048
CONSUMER STAPLES TOTAL		8,614,145
ENERGY – 7.7%
Energy Equipment & Services – 1.2%
Halliburton Co.	12,400	470,084
National-Oilwell Varco, Inc. (a)	4,600	337,916
Patterson-UTI Energy, Inc.	29,100	568,032
Schlumberger Ltd.	1,300	127,881
Transocean, Inc.	1,200	171,780
Energy Equipment & Services Total		1,675,693
Oil, Gas & Consumable Fuels – 6.5%
Chevron Corp.	13,700	1,278,621
ConocoPhillips	10,700	944,810
Exxon Mobil Corp.	40,000	3,747,600
Frontier Oil Corp.	13,300	539,714
Hess Corp.	1,500	151,290
Holly Corp.	6,200	315,518
Marathon Oil Corp.	14,400	876,384
Occidental Petroleum Corp.	6,000	461,940
Sunoco, Inc.	4,700	340,468
Valero Energy Corp.	10,200	714,306
XTO Energy, Inc.	200	10,272
Oil, Gas & Consumable Fuels Total		9,380,923
ENERGY TOTAL		11,056,616
FINANCIALS – 10.9%
Capital Markets – 2.5%
Ameriprise Financial, Inc.	1,200	66,132
Bear Stearns Companies, Inc.	1,700	150,025
Charles Schwab Corp.	2,900	74,095
Franklin Resources, Inc.	900	102,987

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
Goldman Sachs Group, Inc.	5,100	1,096,755
Janus Capital Group, Inc.	2,800	91,980
Lehman Brothers Holdings, Inc.	7,200	471,168
Merrill Lynch & Co., Inc.	12,500	671,000
MF Global Ltd. (a)	200	6,294
Morgan Stanley	14,600	775,406
Northern Trust Corp.	700	53,606
State Street Corp.	600	48,720
Capital Markets Total		3,608,168
Commercial Banks – 2.0%
BB&T Corp.	6,300	193,221
Comerica, Inc.	5,200	226,356
Fifth Third Bancorp	8,300	208,579
KeyCorp	1,300	30,485
National City Corp.	5,700	93,822
SunTrust Banks, Inc.	4,800	299,952
U.S. Bancorp	19,000	603,060
Wachovia Corp.	11,900	452,557
Wells Fargo & Co.	23,900	721,541
Commercial Banks Total		2,829,573
Consumer Finance – 0.3%
American Express Co.	7,600	395,352
First Marblehead Corp.	900	13,770
Consumer Finance Total		409,122
Diversified Financial Services – 2.1%
CIT Group, Inc.	3,600	86,508
Citigroup, Inc.	42,000	1,236,480
JPMorgan Chase & Co.	33,000	1,440,450
Leucadia National Corp.	4,200	197,820
Diversified Financial Services Total		2,961,258
Insurance – 3.5%
AFLAC, Inc.	4,000	250,520
Allstate Corp.	12,600	658,098
American Financial Group, Inc.	3,600	103,968
American International Group, Inc.	20,500	1,195,150
Arch Capital Group Ltd. (a)	700	49,245
Assurant, Inc.	1,100	73,590
Axis Capital Holdings Ltd.	7,600	296,172
Chubb Corp.	700	38,206

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
CNA Financial Corp.	1,200	40,464
Everest Re Group Ltd.	2,200	220,880
Hartford Financial Services Group, Inc.	1,400	122,066
Loews Corp.	2,900	145,986
MetLife, Inc.	1,600	98,592
PartnerRe Ltd.	1,000	82,530
Principal Financial Group, Inc.	500	34,420
Progressive Corp.	2,500	47,900
Prudential Financial, Inc.	6,200	576,848
RenaissanceRe Holdings Ltd.	1,000	60,240
SAFECO Corp.	3,300	183,744
Travelers Companies, Inc.	6,400	344,320
Unum Group	2,900	68,991
XL Capital Ltd., Class A	7,300	367,263
Insurance Total		5,059,193
Real Estate Investment Trusts (REITs) – 0.2%
Duke Realty Corp.	3,200	83,456
Equity Residential Property Trust	2,000	72,940
Host Hotels & Resorts, Inc.	1,800	30,672
ProLogis	1,700	107,746
Real Estate Investment Trusts (REITs) Total		294,814
Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc., Class A (a)	3,500	75,425
Real Estate Management & Development Total		75,425
Thrifts & Mortgage Finance – 0.2%
Countrywide Financial Corp.	2,700	24,138
Fannie Mae	4,200	167,916
Federal Home Loan Mortgage Corp.	1,500	51,105
Washington Mutual, Inc.	3,600	48,996
Thrifts & Mortgage Finance Total		292,155
FINANCIALS TOTAL		15,529,708
HEALTH CARE – 7.4%
Biotechnology – 1.2%
Amgen, Inc. (a)	9,900	459,756
Biogen Idec, Inc. (a)	11,300	643,196
Cephalon, Inc. (a)	700	50,232
Gilead Sciences, Inc. (a)	13,200	607,332
Biotechnology Total		1,760,516
Health Care Equipment & Supplies – 1.1%
Baxter International, Inc.	2,800	162,540

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
DENTSPLY International, Inc.	3,400	153,068
Kinetic Concepts, Inc. (a)	5,200	278,512
Medtronic, Inc.	13,500	678,645
St. Jude Medical, Inc. (a)	3,700	150,368
Varian Medical Systems, Inc. (a)	600	31,296
Zimmer Holdings, Inc. (a)	2,900	191,835
Health Care Equipment & Supplies Total		1,646,264
Health Care Providers & Services – 2.1%
Aetna, Inc.	8,400	484,932
AmerisourceBergen Corp.	5,300	237,811
Cardinal Health, Inc.	2,200	127,050
Coventry Health Care, Inc. (a)	4,200	248,850
Express Scripts, Inc. (a)	900	65,700
Health Net, Inc. (a)	12,300	594,090
Humana, Inc. (a)	2,800	210,868
McKesson Corp.	700	45,857
Medco Health Solutions, Inc. (a)	300	30,420
UnitedHealth Group, Inc.	6,100	355,020
WellCare Health Plans, Inc. (a)	200	8,482
WellPoint, Inc. (a)	6,100	535,153
Health Care Providers & Services Total		2,944,233
Health Care Technology – 0.2%
HLTH Corp. (a)	2,800	37,520
IMS Health, Inc.	9,200	211,968
Health Care Technology Total		249,488
Pharmaceuticals – 2.8%
Endo Pharmaceuticals Holdings, Inc. (a)	7,400	197,358
Forest Laboratories, Inc. (a)	18,400	670,680
Johnson & Johnson	17,300	1,153,910
King Pharmaceuticals, Inc. (a)	13,200	135,168
Merck & Co., Inc.	9,100	528,801
Pfizer, Inc. (a)	57,400	1,304,702
Warner Chilcott Ltd. (a)	3,900	69,147
Pharmaceuticals Total		4,059,766
HEALTH CARE TOTAL		10,660,267
INDUSTRIALS – 7.2%
Aerospace & Defense – 2.3%
Boeing Co.	4,200	367,332

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
General Dynamics Corp.	800	71,192
Honeywell International, Inc.	6,200	381,734
L-3 Communications Holdings, Inc.	400	42,376
Lockheed Martin Corp.	5,500	578,930
Northrop Grumman Corp.	7,000	550,480
Precision Castparts Corp.	2,300	319,010
Raytheon Co.	9,600	582,720
United Technologies Corp.	4,100	313,814
Aerospace & Defense Total		3,207,588
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	700	37,884
FedEx Corp.	2,000	178,340
United Parcel Service, Inc., Class B	11,900	841,568
Air Freight & Logistics Total		1,057,792
Commercial Services & Supplies – 0.7%
ChoicePoint, Inc. (a)	8,700	316,854
Dunn & Bradstreet Corp.	2,000	177,260
Manpower, Inc.	5,500	312,950
R.R. Donnelley & Sons Co.	1,600	60,384
Republic Services, Inc.	4,100	128,535
Robert Half International, Inc.	900	24,336
Steelcase, Inc., Class A	2,200	34,914
Commercial Services & Supplies Total		1,055,233
Construction & Engineering – 0.3%
Fluor Corp.	900	131,148
Foster Wheeler Ltd. (a)	1,400	217,028
URS Corp. (a)	1,800	97,794
Construction & Engineering Total		445,970
Electrical Equipment – 0.5%
Emerson Electric Co.	2,800	158,648
Rockwell Automation, Inc.	5,800	399,968
Roper Industries, Inc.	2,100	131,334
Thomas & Betts Corp. (a)	300	14,712
Electrical Equipment Total		704,662
Industrial Conglomerates – 1.8%
3M Co.	9,000	758,880
General Electric Co.	32,500	1,204,775
McDermott International, Inc. (a)	3,700	218,411
Tyco International Ltd.	9,300	368,745
Industrial Conglomerates Total		2,550,811

7

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 0.9%
Caterpillar, Inc.	4,700	341,032
Danaher Corp.	2,400	210,576
Dover Corp.	3,600	165,924
Gardner Denver, Inc. (a)	700	23,100
Graco, Inc.	800	29,808
Illinois Tool Works, Inc.	3,700	198,098
Terex Corp. (a)	5,300	347,521
Machinery Total		1,316,059
Road & Rail – 0.0%
Landstar System, Inc.	800	33,720
Road & Rail Total		33,720
INDUSTRIALS TOTAL		10,371,835
INFORMATION TECHNOLOGY – 10.3%
Communications Equipment – 1.2%
Cisco Systems, Inc. (a)	51,600	1,396,812
Harris Corp.	200	12,536
Juniper Networks, Inc. (a)	2,400	79,680
QUALCOMM, Inc.	5,500	216,425
Communications Equipment Total		1,705,453
Computers & Peripherals – 2.0%
Apple, Inc. (a)	3,000	594,240
Hewlett-Packard Co.	18,500	933,880
International Business Machines Corp.	10,700	1,156,670
Seagate Technology	5,000	127,500
Computers & Peripherals Total		2,812,290
Internet Software & Services – 0.4%
eBay, Inc. (a)	14,700	487,893
Google, Inc., Class A (a)	200	138,296
Internet Software & Services Total		626,189
IT Services – 0.6%
Accenture Ltd., Class A	8,200	295,446
Computer Sciences Corp. (a)	4,800	237,456
Fiserv, Inc. (a)	5,400	299,646
IT Services Total		832,548
Semiconductors & Semiconductor Equipment – 3.0%
Applied Materials, Inc.	49,000	870,240
Intel Corp.	18,000	479,880
Lam Research Corp. (a)	10,700	462,561

8

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
MEMC Electronic Materials, Inc. (a)	9,700	858,353
National Semiconductor Corp.	2,100	47,544
NVIDIA Corp. (a)	4,400	149,688
Texas Instruments, Inc.	21,800	728,120
Varian Semiconductor Equipment Associates, Inc. (a)	17,300	640,100
Semiconductors & Semiconductor Equipment Total		4,236,486
Software – 3.1%
Adobe Systems, Inc. (a)	400	17,092
Autodesk, Inc. (a)	3,600	179,136
BMC Software, Inc. (a)	200	7,128
CA, Inc.	136	3,393
Compuware Corp. (a)	5,900	52,392
McAfee, Inc. (a)	5,800	217,500
Microsoft Corp.	77,700	2,766,120
Oracle Corp. (a)	42,300	955,134
Symantec Corp. (a)	18,500	298,590
Software Total		4,496,485
INFORMATION TECHNOLOGY TOTAL		14,709,451
MATERIALS – 2.3%
Chemicals – 0.5%
Celanese Corp., Series A	2,000	84,640
Dow Chemical Co.	8,000	315,360
E.I. Du Pont de Nemours & Co.	1,000	44,090
PPG Industries, Inc.	3,800	266,874
Chemicals Total		710,964
Construction Materials – 0.1%
Eagle Materials, Inc.	3,100	109,988
Vulcan Materials Co.	1,000	79,090
Construction Materials Total		189,078
Containers & Packaging – 0.2%
Ball Corp.	4,000	180,000
Crown Holdings, Inc. (a)	1,800	46,170
Owens-Illinois, Inc. (a)	2,300	113,850
Containers & Packaging Total		340,020
Metals & Mining – 1.0%
Alcoa, Inc.	4,000	146,200
Allegheny Technologies, Inc.	2,500	216,000
Freeport-McMoRan Copper & Gold, Inc.	100	10,244

9

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Nucor Corp.	8,200	485,604
Reliance Steel & Aluminum Co.	1,200	65,040
Southern Copper Corp.	4,200	441,546
Metals & Mining Total		1,364,634
Paper & Forest Products – 0.5%
International Paper Co.	19,800	641,124
Paper & Forest Products Total		641,124
MATERIALS TOTAL		3,245,820
TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 1.6%
AT&T, Inc.	24,500	1,018,220
CenturyTel, Inc.	4,200	174,132
Verizon Communications, Inc.	23,400	1,022,346
Diversified Telecommunication Services Total		2,214,698
Wireless Telecommunication Services – 0.6%
Sprint Nextel Corp.	50,600	664,378
Telephone & Data Systems, Inc.	3,700	231,620
Wireless Telecommunication Services Total		895,998
TELECOMMUNICATION SERVICES TOTAL		3,110,696
UTILITIES – 2.4%
Electric Utilities – 1.2%
Edison International	4,000	213,480
Exelon Corp.	3,200	261,248
FirstEnergy Corp.	12,100	875,314
FPL Group, Inc.	2,900	196,562
Pepco Holdings, Inc.	5,500	161,315
Electric Utilities Total		1,707,919
Gas Utilities – 0.2%
AGL Resources, Inc.	2,000	75,280
Energen Corp.	1,600	102,768
ONEOK, Inc.	2,100	94,017
Gas Utilities Total		272,065
Independent Power Producers & Energy Traders – 0.8%
Constellation Energy Group, Inc.	4,400	451,132
Mirant Corp. (a)	5,900	229,982
NRG Energy, Inc. (a)	10,400	450,736
Independent Power Producers & Energy Traders Total		1,131,850

10

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – 0.2%
PG&E Corp.		2,800	120,652
Public Service Enterprise Group, Inc.		2,100	206,304
Multi-Utilities Total			326,956
UTILITIES TOTAL			3,438,790

Total Common Stocks (cost of $70,158,430)			88,946,736

		Par ($)
Mortgage-Backed Securities – 13.2%
Federal Home Loan Mortgage Corp.
	5.000% 07/01/20	244,745	244,985
	5.000% 09/01/20	1,211,284	1,212,472
	5.000% 06/01/37	988,366	964,397
	5.500% 01/01/21	189,046	191,380
	5.500% 07/01/21	182,003	184,231
	6.500% 07/01/29	126,292	130,875
	6.500% 11/01/32	274,654	283,945
	6.500% 08/01/36	479,464	492,946
	8.000% 09/01/25	44,746	47,911
Federal National Mortgage Association
	5.000% 10/01/20	355,749	356,098
	5.000% 05/01/37	1,583,872	1,545,768
	5.500% 04/01/36	170,234	170,050
	5.500% 11/01/36	902,740	901,765
	5.500% 05/01/37	912,587	911,558
	5.500% 06/01/37	2,590,800	2,587,881
	6.000% 02/01/36	752,183	763,988
	6.000% 04/01/36	196,050	199,127
	6.000% 06/01/36	385,177	391,222
	6.000% 10/01/36	1,523,000	1,546,901
	6.000% 11/01/36	521,210	529,390
	6.000% 03/01/37	689,280	700,004
	6.000% 07/01/37	997,794	1,013,318
	6.500% 09/01/34	14,029	14,460
	6.500% 10/01/36	315,300	324,142
	6.500% 11/01/36	605,465	622,443
	6.500% 01/01/37	9,679	9,951
	6.500% 02/01/37	724,669	744,913
	6.500% 12/01/37	1,602,711	1,647,484
	7.199% 08/01/36(b)	33,955	34,459
	7.500% 10/01/11	26,118	27,063

11

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	8.500% 08/01/11	30,172	31,339
	10.000% 09/01/18	49,314	56,460
Government National Mortgage Association
	7.500% 12/15/23	24,150	25,749

	Total Mortgage-Backed Securities (cost of $18,616,916)		18,908,675
Corporate Fixed-Income Bonds & Notes – 8.9%
BASIC MATERIALS – 0.2%
Forest Products & Paper – 0.1%
Weyerhaeuser Co.
	7.375% 03/15/32	170,000	170,602
Forest Products & Paper Total			170,602
Metals & Mining – 0.1%
Vale Overseas Ltd.
	6.875% 11/21/36	150,000	151,742
Metals & Mining Total			151,742
BASIC MATERIALS TOTAL			322,344
COMMUNICATIONS – 1.4%
Media – 0.5%
Comcast Cable Holdings LLC
	9.875% 06/15/22	51,000	69,131
Comcast Corp.
	7.050% 03/15/33	200,000	218,473
News America, Inc.
	6.550% 03/15/33	200,000	199,780
Time Warner Cable, Inc.
	6.550% 05/01/37	200,000	204,139
Viacom, Inc.
	6.125% 10/05/17	60,000	59,997
Media Total			751,520
Telecommunication Services – 0.9%
AT&T, Inc.
	5.100% 09/15/14	250,000	247,414
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	162,000	209,949
Sprint Capital Corp.
	6.125% 11/15/08	24,000	24,030
	8.750% 03/15/32	116,000	130,755
Telecom Italia Capital SA
	7.200% 07/18/36	175,000	192,949

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telefonica Emisones SAU
	5.984% 06/20/11	200,000	205,737
Vodafone Group PLC
	5.000% 12/16/13	200,000	196,626
Telecommunication Services Total			1,207,460
COMMUNICATIONS TOTAL			1,958,980
CONSUMER CYCLICAL – 0.6%
Lodging – 0.2%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	175,000	127,750
Marriott International, Inc.
	5.625% 02/15/13	125,000	124,816
Lodging Total			252,566
Retail – 0.4%
CVS Caremark Corp.
	5.750% 06/01/17	150,000	150,966
Home Depot, Inc.
	5.875% 12/16/36	125,000	105,488
Macy’s Retail Holdings, Inc.
	5.900% 12/01/16	175,000	164,814
Wal-Mart Stores, Inc.
	4.125% 07/01/10	250,000	250,792
Retail Total			672,060
CONSUMER CYCLICAL TOTAL			924,626
CONSUMER NON-CYCLICAL – 0.9%
Beverages – 0.2%
Diageo Capital PLC
	3.375% 03/20/08	190,000	189,641
Beverages Total			189,641
Food – 0.4%
ConAgra Foods, Inc.
	6.750% 09/15/11	145,000	152,468
Kraft Foods, Inc.
	6.500% 08/11/17	150,000	155,182
Kroger Co.
	6.200% 06/15/12	225,000	234,457
Food Total			542,107

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – 0.1%
UnitedHealth Group, Inc.
	5.250% 03/15/11	165,000	166,846
Healthcare Services Total			166,846
Household Products/Wares – 0.1%
Fortune Brands, Inc.
	5.375% 01/15/16	160,000	152,424
Household Products/Wares Total			152,424
Pharmaceuticals – 0.1%
Wyeth
	5.500% 02/01/14	165,000	167,585
Pharmaceuticals Total			167,585
CONSUMER NON-CYCLICAL TOTAL			1,218,603
ENERGY – 0.7%
Oil & Gas – 0.5%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	200,000	198,782
Nexen, Inc.
	5.875% 03/10/35	150,000	141,332
Talisman Energy, Inc.
	6.250% 02/01/38	185,000	180,293
Valero Energy Corp.
	6.875% 04/15/12	175,000	186,734
Oil & Gas Total			707,141
Pipelines – 0.2%
Energy Transfer Partners LP
	6.625% 10/15/36	125,000	119,806
TransCanada Pipelines Ltd.
	6.350% 05/15/67(b)	185,000	173,397
Pipelines Total			293,203
ENERGY TOTAL			1,000,344
FINANCIALS – 3.8%
Banks – 1.3%
Capital One Financial Corp.
	5.500% 06/01/15	250,000	230,592
Marshall & Ilsley Corp.
	4.375% 08/01/09	300,000	297,093
National City Bank
	4.625% 05/01/13	186,000	173,643

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
PNC Funding Corp.
	5.625% 02/01/17	185,000	180,052
SunTrust Preferred Capital I
	5.853% 12/15/11(b)	165,000	145,613
USB Capital IX
	6.189% 04/15/49(b)	285,000	257,929
Wachovia Corp.
	4.875% 02/15/14	250,000	240,065
Wells Fargo & Co.
	5.125% 09/01/12	375,000	378,381
Banks Total			1,903,368
Diversified Financial Services – 2.1%
AGFC Capital Trust I
	6.000% 01/15/67(b)(c)	210,000	190,439
American Express Centurion Bank
	5.200% 11/26/10	250,000	253,301
CIT Group, Inc.
	6.100% 03/15/67(b)	90,000	65,349
Citigroup, Inc.
	5.000% 09/15/14	290,000	276,325
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	300,000	303,800
Goldman Sachs Group, Inc.
	6.345% 02/15/34	275,000	248,358
HSBC Finance Corp.
	5.000% 06/30/15	300,000	286,116
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	275,000	261,209
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11	200,000	201,496
MassMutual Global Funding II
	2.550% 07/15/08(c)	70,000	69,185
Merrill Lynch & Co., Inc.
	6.050% 08/15/12	275,000	280,279
Morgan Stanley
	4.750% 04/01/14	300,000	281,056
Principal Life Global Funding I
	6.250% 02/15/12(c)	144,000	153,408
SLM Corp.
	5.375% 05/15/14	175,000	155,588
Diversified Financial Services Total			3,025,909

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – 0.1%
Metlife, Inc.
	6.400% 12/15/36	100,000	91,649
Insurance Total			91,649
Real Estate – 0.0%
ERP Operating LP
	5.200% 04/01/13	16,000	15,480
Real Estate Total			15,480
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	58,000	59,034
Simon Property Group LP
	5.750% 12/01/15	200,000	194,251
Real Estate Investment Trusts (REITs) Total			253,285
Savings & Loans – 0.1%
Washington Mutual, Inc.
	4.625% 04/01/14	195,000	152,354
Savings & Loans Total			152,354
FINANCIALS TOTAL			5,442,045
INDUSTRIALS – 0.4%
Aerospace & Defense – 0.1%
United Technologies Corp.
	5.375% 12/15/17	120,000	121,047
Aerospace & Defense Total			121,047
Machinery – 0.1%
Caterpillar Financial Services Corp.
	4.300% 06/01/10	200,000	199,278
Machinery Total			199,278
Transportation – 0.2%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	140,000	136,156
Union Pacific Corp.
	3.875% 02/15/09	125,000	123,934
Transportation Total			260,090
INDUSTRIALS TOTAL			580,415

16

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – 0.9%
Electric – 0.7%
Commonwealth Edison Co.
	5.950% 08/15/16	200,000	202,890
Indiana Michigan Power Co.
	5.650% 12/01/15	200,000	197,062
NY State Electric & Gas Corp.
	5.750% 05/01/23	18,000	16,356
Pacific Gas & Electric Co.
	5.800% 03/01/37	150,000	144,639
Progress Energy, Inc.
	7.750% 03/01/31	175,000	206,590
Public Service Electric & Gas Co.
	4.000% 11/01/08	57,000	56,512
Southern California Edison Co.
	5.000% 01/15/14	175,000	173,347
Electric Total			997,396
Gas – 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	160,000	162,443
Sempra Energy
	4.750% 05/15/09	150,000	149,767
Gas Total			312,210
UTILITIES TOTAL			1,309,606

	Total Corporate Fixed-Income Bonds & Notes (cost of $13,002,125)		12,756,963
Collateralized Mortgage Obligations – 6.0%
AGENCY – 1.5%
Federal Home Loan Mortgage Corp.
	4.500% 03/15/21	1,500,000	1,494,515
Federal National Mortgage Association
	5.500% 08/25/17	278,916	283,031
	6.000% 04/25/17	260,000	269,670
	7.000% 01/25/21	22,201	22,988
Vendee Mortgage Trust
	I.O.:
	0.304% 03/15/29(b)	7,978,136	74,677
	0.441% 09/15/27(b)	5,603,418	68,391
AGENCY TOTAL			2,213,272
NON - AGENCY – 4.5%
Bear Stearns Adjustable Rate Mortgage Trust
	5.482% 02/25/47(b)	1,010,344	1,014,924

17

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
Countrywide Alternative Loan Trust
	5.250% 03/25/35	869,857	845,729
	5.250% 08/25/35	147,815	146,891
	5.500% 10/25/35	1,329,703	1,306,492
Lehman Mortgage Trust
	6.500% 01/25/38	555,998	562,601
WaMu Mortgage Pass-Through Certificates
	5.715% 02/25/37(b)	1,032,387	1,029,042
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 10/25/35	1,210,176	1,207,596
Wells Fargo Alternative Loan Trust
	5.500% 02/25/35	309,404	293,920
NON - AGENCY TOTAL			6,407,195

	Total Collateralized Mortgage Obligations (cost of $8,634,407)		8,620,467
Government & Agency Obligations – 5.5%
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
Province of Quebec
	5.000% 07/17/09	325,000	330,028
United Mexican States
	7.500% 04/08/33	191,000	227,767
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			557,795
U.S. GOVERNMENT AGENCIES – 2.6%
Federal Home Loan Bank
	5.500% 08/13/14	1,200,000	1,293,398
Federal Home Loan Mortgage Corp.
	6.625% 09/15/09	1,000,000	1,049,545
Federal National Mortgage Association
	5.250% 08/01/12	1,300,000	1,351,336
U.S. GOVERNMENT AGENCIES TOTAL			3,694,279
U.S. GOVERNMENT OBLIGATIONS – 2.5%
U.S. Treasury Bonds
	5.375% 02/15/31	2,036,000	2,293,841
	7.250% 05/15/16	635,000	780,852
U.S. Treasury Inflation Indexed Bonds
	3.500% 01/15/11	510,166	548,668

18

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Notes
	3.875% 02/15/13	10,000	10,200
U.S. GOVERNMENT OBLIGATIONS TOTAL			3,633,561

	Total Government & Agency Obligations (cost of $7,510,164)		7,885,635

		Shares
Commercial Mortgage-Backed Securities – 3.6%
Bear Stearns Commercial Mortgage Securities
	5.449% 12/11/40(b)	1,430,000	1,408,460
	5.465% 04/12/38(b)	400,000	397,360
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.447% 06/12/47	287,000	285,873
	5.525% 04/15/43(b)	828,000	820,563
LB-UBS Commercial Mortgage Trust
	5.084% 02/15/31	1,200,000	1,201,165
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.825% 12/15/30(b)	4,374,205	56,744
Merrill Lynch Mortgage Trust
	5.244% 11/12/37(b)	790,000	772,293
Morgan Stanley Capital I
	5.370% 12/15/43	226,000	219,795

	Total Commercial Mortgage-Backed Securities (cost of $5,271,978)		5,162,253

		Par ($)
Asset-Backed Securities – 0.2%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37	290,000	271,624
First Plus Home Loan Trust
	7.720% 05/10/24	9,537	9,348

	Total Asset-Backed Securities (cost of $299,784)		280,972
Short-Term Obligation – 0.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due on 01/02/08, at 2.960%, collateralized by a U.S. Governments Agency Obligation maturing 10/15/12, market value of $531,700 (repurchase proceeds $520,086)	520,000	520,000

	Total Short-Term Obligation (cost of $520,000)		520,000

19

Total Investments – 99.9% (cost of $124,013,804)(d)(e)	$143,081,701

Other Assets & Liabilities, Net – 0.1%	128,863

Net Assets – 100.0%	$143,210,564

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid, amounted to $413,032, which represents 0.3% of net assets.

(d)	Cost for federal income tax purposes is $124,013,804.

(e)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$23,506,613	$(4,438,716)	$19,067,897

Acronym	Name

I.O.	Interest Only

20

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia California Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds – 90.0%
EDUCATION – 3.5%
Education – 3.5%
CA Education Facilities Authority
Pitzer College,
Series 2005 A:
5.000% 04/01/25	1,270,000	1,283,754
5.000% 10/01/25	1,250,000	1,264,313
CA Public Works Board
Series 2005 C,
5.000% 04/01/16	1,000,000	1,084,470
Series 2005 D,
5.000% 05/01/15	1,000,000	1,080,580
PR University of Puerto Rico
Series 2006 Q,
5.000% 06/01/12	1,000,000	1,036,110
Education Total		5,749,227
EDUCATION TOTAL		5,749,227
HEALTH CARE – 7.4%
Continuing Care Retirement – 0.6%
CA Health Facilities Financing Authority
Nevada Methodist Homes,
Series 2006,
5.000% 07/01/26	1,000,000	1,018,720
Continuing Care Retirement Total		1,018,720
Hospitals – 6.8%
CA Loma Linda
Loma Linda University Medical Center,
Series 2005:
5.000% 12/01/16	2,000,000	2,022,060
5.000% 12/01/18	2,000,000	2,005,100
CA Municipal Finance Authority
Community Hospitals of Central California,
Series 2013,
5.000% 02/01/13	1,150,000	1,155,589
CA Statewide Communities Development Authority
Adventist Health System/West,
Series 2005 A,
5.000% 03/01/17	1,000,000	1,040,840
Kaiser Foundation Health Plan,
Series 2004 E,
3.875% 04/01/32(a)	5,000,000	5,051,350
Hospitals Total		11,274,939
HEALTH CARE TOTAL		12,293,659

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – 1.8%
Multi-Family – 1.2%
CA ABAG Finance Authority for Nonprofit Corps.
Winterland San Francisco,
Series 2000 B,
6.250% 08/15/30(a)	2,000,000	2,027,860
Multi-Family Total		2,027,860
Single-Family – 0.6%
CA Department of Veteran Affairs
Series 2006 A,
4.500% 12/01/23	1,000,000	984,330
Single-Family Total		984,330
HOUSING TOTAL		3,012,190
INDUSTRIALS – 0.3%
Oil & Gas – 0.3%
CA Roseville Natural Gas Financing Authority
Series 2007,
5.000% 02/15/11	500,000	514,075
INDUSTRIALS TOTAL		514,075
OTHER – 10.7%
Other – 1.3%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/16	2,000,000	2,071,220
Other Total		2,071,220
Refunded/Escrowed(b) – 7.1%
CA Department of Water Resources
Series 1998 T,
Escrowed to Maturity,
5.500% 12/01/08	20,000	20,461
CA Foothill Eastern Transportation Corridor Agency
Series 1995 A,
Pre-refunded 01/01/10,
7.150% 01/01/13	1,750,000	1,918,543
CA Health Facilities Finance Authority
Cedars-Sinai Medical Center,
Series 1999 A,
Pre-refunded 12/01/09,
6.125% 12/01/19	1,000,000	1,067,340
Kaiser Permanente,
Series 1998 A,
Escrowed to Maturity,
Insured: FSA
5.250% 06/01/12	2,000,000	2,057,740
CA Indian Wells Redevelopment Agency
Series 2003 A,
Pre-refunded 09/01/13,
Insured: AMBAC

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
5.000% 09/01/14	1,005,000	1,094,767
CA Infrastructure & Economic Development Bank
American Center for Wine Food Arts,
Series 1999,
Escrowed to Maturity,
Insured: ACA
5.250% 12/01/08	1,040,000	1,061,070
CA Los Altos School District
Series 2001,
Pre-refunded 08/01/11,
5.000% 08/01/14	1,290,000	1,372,934
CA Lucia Mar Unified School District
Series 2004 A,
Pre-refunded 08/01/14,
Insured: FGIC
5.250% 08/01/20	1,230,000	1,366,235
CA San Mateo County Transit District
Series 1997 A,
Escrowed to Maturity,
Insured: MBIA
5.000% 06/01/13	1,180,000	1,281,291
CA Statewide Communities Development Authority
Series 1999,
Escrowed to Maturity,
6.000% 07/01/09	635,000	651,163
Refunded/Escrowed Total		11,891,544
Tobacco – 2.3%
CA County Tobacco Securitization Agency
Series 2006,
(c) 06/01/21
(5.250% 12/01/10)	1,000,000	805,830
CA Golden State Tobacco Securitization Corp.
Series 2005 A,
Insured: AMBAC
5.000% 06/01/14	1,250,000	1,359,362
Series 2007 A-1,
5.000% 06/01/33	1,000,000	865,710
CA Tobacco Securitization Authority of Southern California
San Diego County Tobacco,
Series 2006 A1,
5.000% 06/01/37	1,000,000	844,430
Tobacco Total		3,875,332
OTHER TOTAL		17,838,096

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – 50.2%
Local Appropriated – 9.6%
CA Anaheim Public Financing Authority
Series 1997 C,
Insured: FSA
6.000% 09/01/11	1,000,000	1,091,750
CA County of Riverside Cerificates of Participation
Series 2005 A,
Insured: FGIC
5.000% 11/01/17	1,465,000	1,564,942
CA County of San Diego Certificates of Participation
Series 2005,
Insured: AMBAC
5.000% 11/15/19	2,030,000	2,146,177
CA Foothill-De Anza Community College District
Series 2005,
Insured: FGIC:
5.250% 08/01/18	1,000,000	1,117,030
5.250% 08/01/21	1,000,000	1,114,410
CA Kings River Conservative District
Series 2004,
5.000% 05/01/14	3,135,000	3,248,330
CA Los Angeles Community Redevelopment Agency
Series 2005,
Insured: AMBAC
5.000% 09/01/15	1,095,000	1,181,407
CA Los Angeles County Capital Asset Leasing Corp.
Series 2002 B,
Insured: AMBAC
6.000% 12/01/12	1,000,000	1,121,100
CA Los Angeles Municipal Improvement Corp.
Series 2002 G,
Insured: FGIC
5.250% 09/01/13	1,500,000	1,622,340
CA Sacramento City Financing Authority
Series 2006,
Insured: AMBAC
5.250% 12/01/22	1,000,000	1,115,480
CA Vista Certificates of Participation
Series 2007,
Insured: MBIA
4.750% 05/01/21	750,000	771,030
Local Appropriated Total		16,093,996

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – 23.1%
CA Antelope Valley Community College District
Serier 2007,
Insured: MBIA
5.250% 08/01/20	500,000	554,370
CA Center Community College District
Series 2004 A,
Insured: MBIA
5.250% 08/01/22	965,000	1,042,818
CA Compton Community College District
Series 2004 A,
Insured: MBIA
5.250% 07/01/17	1,330,000	1,457,387
CA Desert Sands Unified School District
Series 2006,
Insured:AMBAC
(d) 06/01/16	1,000,000	707,130
CA East Bay Municipal Utility District
Series 2003 F,
Insured: AMBAC
5.000% 04/01/15	1,000,000	1,073,300
CA East Side Union High School District California Santa Clara County
Series2006,
Insured: FSA
5.250% 09/01/20	1,280,000	1,445,888
CA Los Angeles Community College District
Series 2003 B,
Insured: FSA
5.000% 08/01/12	500,000	537,410
CA Los Angeles Unified School District
Series 2006 G,
Insured: AMBAC
5.000% 07/01/20	1,000,000	1,076,690
CA Los Gatos Joint Union High School District
Series 2005,
Insured: FSA
5.000% 12/01/17	2,000,000	2,160,120
CA Pajaro Valley Unified School District
Series 2005,
Insured: FSA
5.250% 08/01/18	1,535,000	1,686,673
CA Palomar Pomerado Health
San Diego County,
Series 2007 A,
(d) 08/01/19	2,500,000	1,488,325
CA Pasadena Area Community College District
Series 2006 C,
Insured: AMBAC
(d) 08/01/11	2,000,000	1,764,920

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Rancho Santiago Community College District
Series 2005,
Insured: FSA
5.250% 09/01/19	1,000,000	1,132,540
CA Rescue Unified School District
Series 2005,
Insured: MBIA
(d) 09/01/26	1,100,000	439,472
CA San Bernardino Community College District
Series 2005,
Insured: PSFG
5.000% 08/01/17	3,000,000	3,260,700
CA San Diego Community College District
Series 2005,
Insured: FSA
(d) 05/01/15	1,000,000	751,170
CA San Mateo County Community College District
Series 2006 A,
Insured: MBIA
(d) 09/01/15	1,000,000	736,460
CA San Mateo Foster City School Facilities Financing Authority
Series 2005,
Insured: FSA
5.500% 08/15/19	2,000,000	2,310,840
CA San Ramon Valley Unified School District
Series 2004,
Insured: FSA
5.250% 08/01/16	1,800,000	1,977,516
CA Saugus Union School District
Series 2006,
Insured: FGIC
5.250% 08/01/21	1,000,000	1,117,720
CA Simi Valley School Financing Authority
Series 2007,
Insured: FSA:
5.000% 08/01/18	1,045,000	1,155,707
5.000% 08/01/23	2,405,000	2,598,314
CA South San Francisco School District
Series 2006,
Insured: MBIA
5.250% 09/15/20	1,000,000	1,129,900
CA Southwestern Community College District
Series 2005,
Insured: FGIC
5.250% 08/01/17	1,230,000	1,375,657

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Ventura County Community College District
Series 2005 B,
Insured: MBIA
5.000% 08/01/18	1,000,000	1,077,510
CA West Contra Costa Unified School District
Series 2005,
Insured: FGIC
(d) 08/01/17	1,000,000	660,810
CA William S. Hart Union High School District
Series 2005 B,
Insured: FSA
(d) 09/01/22	2,000,000	1,012,000
CA Yosemite Community College District
Series 2005 A,
Insured: FGIC
5.000% 08/01/16	2,505,000	2,736,562
Local General Obligations Total		38,467,909
Special Non-Property Tax – 0.8%
CA University
Series 2003 A,
Insured: FGIC
5.000% 11/01/12	1,325,000	1,421,142
Special Non-Property Tax Total		1,421,142
Special Property Tax – 6.3%
CA Culver City Redevelopment Finance Authority
Series 1993,
Insured: AMBAC
5.500% 11/01/14	2,025,000	2,184,469
CA Indian Wells Redevelopment Agency
Series 2003 A,
Insured: AMBAC
5.000% 09/01/14	450,000	481,941
CA Long Beach Bond Finance Authority
Series 2002 B,
Insured: AMBAC
5.500% 11/01/19	1,070,000	1,222,239
CA Oakland Redevelopment Agency
Series 1992,
Insured: AMBAC
5.500% 02/01/14	3,700,000	3,939,279
Series 2003,
Insured: FGIC
5.500% 09/01/12	1,500,000	1,625,370
CA Redwood City Redevelopment Agency
Series 2003 A,
Insured: AMBAC

7

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
5.250% 07/15/13	1,000,000	1,085,780
Special Property Tax Total		10,539,078
State Appropriated – 4.5%
CA Infrastructure & Economic Development Bank
California Science Center,
Series 2006 B,
Insured: FGIC:
5.000% 05/01/22	1,360,000	1,429,904
5.000% 05/01/23	1,240,000	1,299,297
CA Public Works Board
Series 2005 A,
5.000% 06/01/15	1,200,000	1,294,932
Series 2006 A:
5.000% 04/01/28	1,000,000	1,009,350
Insured: FGIC
5.000% 10/01/16	1,000,000	1,096,520
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2004 J,
Insured: AMBAC
5.000% 07/01/36(a)	1,255,000	1,300,983
State Appropriated Total		7,430,986
State General Obligations – 5.9%
CA State
Series 2005,
5.000% 06/01/11	2,000,000	2,109,740
Series 2007:
4.500% 08/01/26	1,000,000	961,210
5.000% 08/01/18	1,750,000	1,867,565
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2007,
6.250% 07/01/23	1,000,000	1,132,560
PR Commonwealth of Puerto Rico
Series 2002 A,
Insured: FGIC
5.500% 07/01/17	1,000,000	1,111,740
Series 2004 A,
5.250% 07/01/19	1,000,000	1,026,000
Series 2007 A,

8

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
5.500% 07/01/21	1,500,000	1,650,540
State General Obligations Total		9,859,355
TAX-BACKED TOTAL		83,812,466
TRANSPORTATION – 1.9%
Airports – 1.9%
CA San Francisco City & County Airports Commission
Series 2003 B,
Insured: FGIC
5.250% 05/01/13	2,000,000	2,176,660
CA San Jose Airport Revenue
Series 2007,
Insured: AMBAC
5.000% 03/01/22	1,000,000	1,061,860
Airports Total		3,238,520
TRANSPORTATION TOTAL		3,238,520
UTILITIES – 14.2%
Independent Power Producers – 2.0%
CA Sacramento Power Authority
Series 2005,
Insured: AMBAC
5.250% 07/01/15	3,000,000	3,339,510
Independent Power Producers Total		3,339,510
Joint Power Authority – 3.4%
CA Southern California Public Power Authority
Series 1989,
6.750% 07/01/13	3,000,000	3,464,490
Series 2005 A,
Insured: FSA
5.000% 01/01/18	2,000,000	2,141,360
Joint Power Authority Total		5,605,850
Municipal Electric – 7.1%
CA Department of Water Resources
Series 2002 A,
6.000% 05/01/13	2,375,000	2,632,117
CA Los Angeles Water & Power
Series 2007,
Insured:AMBAC,
5.000% 07/01/19	1,000,000	1,088,290
CA Los Angeles Water & Power
Series 2001 A,
Insured: MBIA
5.250% 07/01/15	1,300,000	1,384,474
CA Modesto Irrigation District
Series 2001 A,

9

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
Insured: FSA
5.250% 07/01/18	1,185,000	1,255,875
CA Sacramento Municipal Utility District
Series 2006,
Insured: MBIA
5.000% 07/01/15	1,000,000	1,098,890
CA Walnut Energy Center Authority
Series 2004 A,
Insured: AMBAC
5.000% 01/01/16	2,055,000	2,204,419
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 AA,
Insured: MBIA
6.250% 07/01/10	2,000,000	2,135,520
Municipal Electric Total		11,799,585
Water & Sewer – 1.7%
CA Clovis Public Financing Authority
Series 2007,
Insured: AMBAC
5.000% 08/01/21	1,000,000	1,070,700
CA Orange County Water District
Series 2003 B,
Insured: MBIA
5.375% 08/15/17	650,000	719,375
CA Sacramento County Sanitation District
Series 2006,
Insured: FGIC
5.000% 12/01/17	1,000,000	1,094,160
Water & Sewer Total		2,884,235
UTILITIES TOTAL		23,629,180

Total Municipal Bonds (cost of $148,180,656)		150,087,413

	Shares
Investment Company – 6.6%
Columbia Tax Exempt Reserves, Capital Class (e)(f) (7 day yield of 3.290%)	10,992,000	10,992,000

Total Investment Company (cost of $10,992,000)		10,992,000

10

	Shares	Value ($)
Municipal Preferred Stocks – 1.2%
HOUSING – 1.2%
Multi-Family – 1.2%
Munimae TE Bond Subsidiary LLC
Series 2004 A-2,
4.900% 06/30/49(g)	2,000,000	2,035,920
Multi-Family Total		2,035,920
HOUSING TOTAL		2,035,920

Total Municipal Preferred Stocks (cost of $2,000,000)		2,035,920

	Par ($)
Short-Term Obligations – 2.3%
VARIABLE RATE DEMAND NOTES – 2.3%
CA Department of Water Resources
Power Supply Revenue:
Series 2002 B-1,
LOC: Bank of New York
3.530% 05/01/22	1,100,000	1,100,000
Series 2002 B-2,
LOC: BNP Paribas
3.540% 05/01/22	200,000	200,000
Series 2002 B-6,
LOC: State Street Bank & Trust Co.
3.270% 05/01/22	2,000,000	2,000,000
CA Infrastructure & Economic Development Bank Revenue
San Francisco Ballet Association,
Series 2006,
Insured: FGIC,
SPA: JPMorgan Chase Bank
3.530% 07/01/36	300,000	300,000
CA State
Series 2004 A-5,
LOC: Citibank N.A.
3.520% 05/01/34	200,000	200,000
VARIABLE RATE DEMAND NOTES TOTAL		3,800,000

Total Short-Term Obligations (cost of $3,800,000)		3,800,000

Total Investments – 100.1% (cost of $164,972,656)(h)(i)		166,915,333

Other Assets & Liabilities, Net – (0.1)%		(112,223)

Net Assets – 100.0%		166,803,110

11

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value. Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined n good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d)	Zero coupon bond.

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(f)	Investments in affiliates during the nine months ended December 31, 2007:

	Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 3.290%)

	Shares as of 03/31/07:	2,483,871
	Shares purchased:	40,699,917
	Shares sold:	(32,191,788)
	Shares as of 12/31/07:	10,992,000
	Net realized gain/loss:	$—
	Dividend income earned:	$240,992
	Value at end of period:	$10,992,000

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the value of this security, which is not illiquid, amounted to $2,035,920, which represents 1.2% of net assets.

(h)	Cost for federal income tax purposes is $164,972,656.

(i)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$2,752,183	$(809,506)	$1,942,677

12

Acronym	Name

ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
SPA	Stand-by purchase agreement

13

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Corporate Bond Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 79.9%
BASIC MATERIALS – 1.2%
Chemicals – 0.3%
Lubrizol Corp.
	6.500% 10/01/34	205,000	201,404
Chemicals Total			201,404
Forest Products & Paper – 0.9%
Weyerhaeuser Co.
	7.375% 03/15/32	735,000	737,606
Forest Products & Paper Total			737,606
BASIC MATERIALS TOTAL			939,010
COMMUNICATIONS – 5.5%
Media – 1.8%
Comcast Cable Holdings LLC
	9.875% 06/15/22	192,000	260,256
Comcast Corp.
	6.300% 11/15/17	125,000	129,691
	6.950% 08/15/37	345,000	372,349
Rogers Cable, Inc.
	6.250% 06/15/13(a)	11,000	11,288
Viacom, Inc.
	5.750% 04/30/11	265,000	268,333
	6.875% 04/30/36	355,000	355,967
Media Total			1,397,884
Telecommunication Services – 3.7%
AT&T, Inc.
	4.950% 01/15/13	125,000	125,666
	5.625% 06/15/16	845,000	854,647
Nextel Communications, Inc.
	6.875% 10/31/13	105,000	103,438
	7.375% 08/01/15	380,000	374,155
Sprint Capital Corp.
	8.750% 03/15/32	100,000	112,720
Sprint Nextel Corp.
	6.000% 12/01/16	105,000	100,568
Telefonica Emisiones SAU
	6.221% 07/03/17	250,000	259,748
	6.421% 06/20/16	380,000	399,897
Verizon Communications, Inc.
	5.550% 02/15/16	310,000	313,327

1

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
	6.250% 04/01/37	165,000	169,205
Telecommunication Services Total			2,813,371
COMMUNICATIONS TOTAL			4,211,255
CONSUMER CYCLICAL – 6.8%
Airlines – 0.3%
Continental Airlines, Inc.
	7.461% 04/01/15	259,498	252,362
Airlines Total			252,362
Home Builders – 0.5%
D.R. Horton, Inc.
	5.625% 09/15/14	20,000	16,798
	6.500% 04/15/16	135,000	117,129
Lennar Corp.
	6.500% 04/15/16(b)	95,000	74,325
Toll Brothers Finance Corp.
	5.150% 05/15/15	190,000	172,418
Home Builders Total			380,670
Lodging – 0.5%
Marriott International, Inc.
	5.625% 02/15/13	385,000	384,433
Lodging Total			384,433
Retail – 5.5%
CVS Caremark Corp.
	5.298% 01/11/27(c)	317,200	317,232
CVS Lease Pass-Through
	6.036% 12/10/28(c)	542,695	521,074
Federated Retail Holdings, Inc.
	5.350% 03/15/12	70,000	68,201
Home Depot, Inc.
	5.875% 12/16/36	300,000	253,170
JC Penney Corp., Inc.
	7.400% 04/01/37(b)	350,000	347,457
Limited Brands, Inc.
	6.950% 03/01/33(b)	250,000	219,043
	7.600% 07/15/37(d)	5,000	4,611
Macy’s Retail Holdings, Inc.
	5.900% 12/01/16	320,000	301,375

2

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
	6.900% 04/01/29	280,000	256,436
Starbucks Corp.
	6.250% 08/15/17	445,000	461,893
Wal-Mart Stores, Inc.
	4.125% 02/15/11	1,380,000	1,370,562
	5.250% 09/01/35	130,000	115,312
Retail Total			4,236,366
CONSUMER CYCLICAL TOTAL			5,253,831
CONSUMER NON-CYCLICAL – 6.6%
Beverages – 0.6%
SABMiller PLC
	6.200% 07/01/11(c)	425,000	444,618
Beverages Total			444,618
Food – 2.0%
ConAgra Foods, Inc.
	7.000% 10/01/28(d)	770,000	817,042
Fred Meyer, Inc.
	7.450% 03/01/08	384,000	385,345
Kraft Foods, Inc.
	6.500% 08/11/17	250,000	258,637
Kroger Co.
	8.000% 09/15/29	75,000	87,105
Food Total			1,548,129
Household Products/Wares – 0.6%
Clorox Co.
	5.950% 10/15/17	190,000	189,281
Fortune Brands, Inc.
	5.125% 01/15/11	240,000	239,513
Household Products/Wares Total			428,794
Pharmaceuticals – 3.4%
Abbott Laboratories
	5.600% 05/15/11	1,500,000	1,553,466
Wyeth
	5.500% 02/01/14	670,000	680,496

3

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
	5.500% 02/15/16	400,000	406,513
Pharmaceuticals Total			2,640,475
CONSUMER NON-CYCLICAL TOTAL			5,062,016
ENERGY – 13.1%
Oil & Gas – 8.5%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	595,000	581,357
Gazprom International SA
	7.201% 02/01/20(c)	249,261	254,558
Hess Corp.
	7.300% 08/15/31	740,000	831,220
Marathon Oil Corp.
	6.000% 07/01/12	315,000	326,891
	6.000% 10/01/17	2,000,000	2,036,668
Nexen, Inc.
	5.875% 03/10/35	400,000	376,884
Qatar Petroleum
	5.579% 05/30/11(c)	186,672	190,490
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.838% 09/30/27(c)	350,000	330,403
Talisman Energy, Inc.
	5.850% 02/01/37(b)	275,000	257,123
Valero Energy Corp.
	6.625% 06/15/37	865,000	871,118
	6.875% 04/15/12	503,000	536,728
Oil & Gas Total			6,593,440
Pipelines – 4.6%
Duke Capital LLC
	4.370% 03/01/09	418,000	414,689
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	285,000	299,106
ONEOK Partners LP
	6.850% 10/15/37	1,000,000	1,037,337
Plains All American Pipeline LP
	6.650% 01/15/37	470,000	473,006
TEPPCO Partners LP
	7.625% 02/15/12	346,000	380,043

4

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
TransCanada Pipelines Ltd.
	6.350% 05/15/67(e)	990,000	927,907
Pipelines Total			3,532,088
ENERGY TOTAL			10,125,528
FINANCIALS – 32.0%
Banks – 5.9%
Chinatrust Commercial Bank
	5.625% 12/29/49(c)(e)	105,000	97,935
HSBC Holdings PLC
	7.350% 11/27/32	123,000	129,983
Lloyds TSB Group PLC
	6.267% 12/31/49(c)(e)	270,000	244,941
M&I Marshall & Ilsley Bank
	5.300% 09/08/11(b)	800,000	801,084
PNC Funding Corp.
	5.125% 12/14/10	590,000	594,138
	5.625% 02/01/17	240,000	233,581
Regions Financial Corp.
	4.500% 08/08/08	295,000	293,854
	7.750% 09/15/24	87,000	89,607
Regions Financing Trust II
	6.625% 05/15/47(e)	195,000	161,145
Scotland International Finance
	4.250% 05/23/13(c)	322,000	304,387
Union Planters Corp.
	4.375% 12/01/10	385,000	378,309
USB Capital IX
	6.189% 04/15/42(e)	550,000	497,757
Wachovia Corp.
	4.375% 06/01/10	335,000	330,552
Wells Fargo & Co.
	5.300% 08/26/11	410,000	418,347
Banks Total			4,575,620
Diversified Financial Services – 19.0%
American Express Centurion Bank
	4.375% 07/30/09	250,000	248,906
Bear Stearns Companies, Inc.
	5.550% 01/22/17(b)	215,000	192,686
Capital One Capital IV
	6.745% 02/17/37(e)	710,000	527,974

5

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Capital One Financial Corp.
	5.700% 09/15/11	965,000	932,249
	6.750% 09/15/17	105,000	100,708
CIT Group, Inc.
	5.850% 09/15/16	460,000	406,125
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(a)(c)	500,000	575,255
Citigroup Global Markets Holdings, Inc.
	6.500% 02/15/08	210,000	210,401
Citigroup, Inc.
	6.000% 02/21/12(b)	237,000	245,233
Eaton Vance Corp.
	6.500% 10/02/17	1,035,000	1,085,850
Ford Motor Credit Co.
	5.800% 01/12/09	254,000	241,096
	7.375% 02/01/11	758,000	678,794
Fund American Companies, Inc.
	5.875% 05/15/13	275,000	275,593
Goldman Sachs Capital II
	5.793% 12/29/49(e)	55,000	48,968
Goldman Sachs Group, Inc.
	6.250% 09/01/17(b)	460,000	478,538
	6.750% 10/01/37	990,000	969,980
Household Finance Corp.
	4.625% 01/15/08	300,000	299,951
HSBC Finance Corp.
	5.875% 02/01/09	1,350,000	1,361,408
International Lease Finance Corp.
	4.750% 07/01/09	100,000	99,333
	4.875% 09/01/10	710,000	707,424
JP Morgan Chase Capital XVII
	5.850% 08/01/35	500,000	426,816
JPMorgan Chase & Co.
	5.375% 10/01/12	200,000	203,558
Merrill Lynch & Co., Inc.
	4.831% 10/27/08	1,200,000	1,197,782
	5.700% 05/02/17(d)	260,000	247,804
	6.050% 08/15/12	85,000	86,632
	6.050% 05/16/16	300,000	294,771

6

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Morgan Stanley
	3.875% 01/15/09	1,200,000	1,187,657
	5.750% 10/18/16	750,000	740,075
	5.950% 12/28/17	200,000	199,857
SLM Corp.
	5.000% 10/01/13	30,000	26,295
	5.375% 05/15/14	395,000	351,184
Diversified Financial Services Total			14,648,903
Insurance – 2.8%
Hartford Financial Services Group, Inc.
	6.375% 11/01/08	1,200,000	1,213,093
ING Groep NV
	5.775% 12/29/49(e)	250,000	231,124
Liberty Mutual Group, Inc.
	7.500% 08/15/36(c)	710,000	692,793
Insurance Total			2,137,010
Real Estate – 0.7%
ERP Operating LP
	5.750% 06/15/17	565,000	538,024
Real Estate Total			538,024
Real Estate Investment Trusts (REITs) – 3.3%
Camden Property Trust
	5.375% 12/15/13	509,000	492,261
Health Care Property Investors, Inc.
	6.300% 09/15/16	765,000	746,533
Highwoods Properties, Inc.
	5.850% 03/15/17	130,000	122,317
Hospitality Properties Trust
	5.625% 03/15/17	350,000	323,885
iStar Financial, Inc.
	5.800% 03/15/11	500,000	447,921
Liberty Property LP
	5.500% 12/15/16	400,000	374,250
Real Estate Investment Trusts (REITs) Total			2,507,167

7

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – 0.3%
Washington Mutual Preferred Funding
	9.750% 10/29/49(c)(e)	300,000	240,000
Savings & Loans Total			240,000
FINANCIALS TOTAL			24,646,724
INDUSTRIAL – 4.3%
Aerospace & Defense – 0.8%
Raytheon Co.
	5.375% 04/01/13	620,000	634,999
Aerospace & Defense Total			634,999
Machinery – 0.9%
Caterpillar Financial Services Corp.
	4.300% 06/01/10	675,000	672,563
Machinery Total			672,563
Miscellaneous Manufacturing – 0.7%
General Electric Co.
	5.000% 02/01/13	508,000	514,463
Miscellaneous Manufacturing Total			514,463
Transportation – 1.9%
BNSF Funding Trust I
	6.613% 12/15/55(e)	325,000	303,455
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36(b)	120,000	116,704
	6.750% 07/15/11	222,000	234,505
	7.950% 08/15/30	285,000	337,385
Union Pacific Corp.
	4.698% 01/02/24	20,135	18,959
	6.650% 01/15/11	475,000	493,802
Transportation Total			1,504,810
INDUSTRIAL TOTAL			3,326,835
TECHNOLOGY – 1.8%
Software – 1.8%
Oracle Corp.
	5.000% 01/15/11	1,360,000	1,377,985
Software Total			1,377,985
TECHNOLOGY TOTAL			1,377,985

8

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – 8.6%
Electric – 8.0%
AEP Texas Central Co.
	6.650% 02/15/33	400,000	414,315
Appalachian Power Co.
	3.600% 05/15/08	97,000	96,311
Columbus Southern Power Co.
	6.600% 03/01/33	111,000	111,503
Commonwealth Edison Co.
	4.700% 04/15/15	125,000	117,739
	5.900% 03/15/36	230,000	215,558
	5.950% 08/15/16	460,000	466,646
	6.950% 07/15/18	230,000	232,588
Duke Energy Corp.
	5.300% 10/01/15	500,000	498,890
Exelon Generation Co. LLC
	6.200% 10/01/17	1,250,000	1,242,286
Hydro Quebec
	8.500% 12/01/29	200,000	284,279
MidAmerican Energy Holdings Co.
	5.000% 02/15/14	507,000	493,087
	6.125% 04/01/36	175,000	174,583
Pacific Gas & Electric Co.
	4.200% 03/01/11	475,000	467,410
	6.050% 03/01/34	295,000	294,510
Progress Energy, Inc.
	7.100% 03/01/11	300,000	319,258
	7.750% 03/01/31(b)	370,000	436,789
Southern Power Co.
	6.375% 11/15/36	110,000	107,340
Windsor Financing LLC
	5.881% 07/15/17(c)	168,829	177,512
Electric Total			6,150,604
Gas – 0.6%
Atmos Energy Corp.
	6.350% 06/15/17	260,000	263,970
Nakilat, Inc.
	6.067% 12/31/33(c)	260,000	237,237
Gas Total			501,207
UTILITIES TOTAL			6,651,811

	Total Corporate Fixed-Income Bonds & Notes (cost of $62,451,682)		61,594,995

9

		Par ($)	Value ($)
Government & Agency Obligations – 14.3%
FOREIGN GOVERNMENT OBLIGATIONS – 11.6%
European Investment Bank
	5.125% 05/30/17(b)	775,000	808,516
Export-Import Bank of Korea
	4.625% 03/16/10	225,000	224,846
Kreditanstalt fuer Wiederaufbau
	4.875% 01/17/17	695,000	716,038
Pemex Project Funding Master Trust
	7.875% 02/01/09	20,000	20,558
Province of Manitoba
	5.000% 02/15/12	300,000	311,275
Province of New Brunswick
	5.200% 02/21/17	1,345,000	1,408,218
Province of Nova Scotia
	5.125% 01/26/17	2,000,000	2,083,954
Province of Ontario
	4.950% 06/01/12(b)	1,110,000	1,150,422
	5.000% 10/18/11	500,000	516,695
Province of Quebec
	5.000% 03/01/16(b)	900,000	923,341
	5.125% 11/14/16	505,000	522,081
Republic of South Africa
	6.500% 06/02/14	233,000	246,398
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			8,932,342
U.S. GOVERNMENT OBLIGATIONS – 2.7%
U.S. Treasury Bonds
	4.750% 02/15/37(b)	845,000	884,345
	5.000% 05/15/37(b)	145,000	158,039
U.S. Treasury Notes
	4.250% 11/15/17(b)	950,000	966,551
	4.625% 02/29/12(b)	70,000	73,456
U.S. GOVERNMENT OBLIGATIONS TOTAL			2,082,391

	Total Government & Agency Obligations (cost of $10,806,757)		11,014,733
Commercial Mortgage-Backed Securities – 2.9%
CS First Boston Mortgage Securities Corp.
	5.230% 12/15/40(e)	250,000	234,627

10

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
GS Mortgage Securities Corp. II
	5.799% 08/10/45(e)	800,000	808,107
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.747% 02/12/49(e)	800,000	804,134
Merrill Lynch / Countrywide Commercial Mortgage Trust
	5.750% 06/12/50(e)	350,000	351,679

	Total Commercial Mortgage-Backed Securities (cost of $2,190,521)		2,198,547
Collateralized Mortgage Obligations – 0.6%
NON - AGENCY – 0.6%
Nomura Asset Acceptance Corp.
	5.515% 01/25/36(e)	500,000	484,509
NON - AGENCY TOTAL			484,509

	Total Collateralized Mortgage Obligations (cost of $499,993)		484,509

		Shares
Securities Lending Collateral – 8.6%
	State Street Navigator Securities Lending Prime Portfolio (g) (7 day yield of 4.820%)	6,682,633	6,682,633

	Total Securities Lending Collateral (cost of $6,682,633)		6,682,633

		Par ($)
Short-Term Obligation – 2.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08, at 2.960%, collateralized by a U.S. Government Agency Obligation maturing 05/28/18, market value $1,883,569 (repurchase proceeds $1,846,304)	1,846,000	1,846,000

	Total Short-Term Obligation (cost of $1,846,000)		1,846,000
	Total Investments – 108.7% (cost of $84,477,586)(h)(i)		83,821,417

	Other Assets & Liabilities, Net – (8.7)%		(6,730,857)

	Net Assets – 100.0%		77,090,560

11

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Portfolio’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swaps are marked to market daily based upon quotations from market makers.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At December 31, 2007, the value of these securities amounted to $586,543 which represents 0.8% of net assets.

Security	Acquisition Date	Par	Acquisition Cost	Market Value
Citicorp Lease 8.040% 12/15/19	10/26/2004	$500,000	$619,029	$575,255
Rogers Cable, Inc. 6.250% 06/15/13	06/19/2003	11,000	11,054	11,288
				$586,543

(b)	All or a portion of this security was on loan at December 31, 2007. The total market value of securities on loan at December 31, 2007 is $6,586,389.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid, amounted to $4,628,435, which represents 6.0% of net assets.

(d)	A portion of this security is pledged as collateral for credit default swaps.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

12

(f)	A portion of this security with a market value of $75,954 is pledged as collateral for open futures contracts.

(g)	Investment made with cash collateral received from securities lending activity.

(h)	Cost for federal income tax purposes is $84,477,586.

(i)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$889,100	$(1,545,269)	$(656,169)

At December 31, 2007, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
U.S. Treasury Bonds	38	$4,422,250	$4,454,577	03/19/08	$32,327

At December 31, 2007, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
U.S. Treasury Notes	50	$5,669,531	$5,650,475	03/19/08	$19,056

At December 31, 2007, the Fund had entered into the following credit default swap contracts:

Swap	Referenced	Buy/Sale	Receive	Expiration	Notional	Net Unrealized Appreciation
Counterparty	Obligation	Protection	Fixed Rate	Date	Amount	(Depreciation)
CS First Boston	Capital One Financial 6.250% 11/15/13	Buy	2.90	12/20/12	$500,000	$(4,291)
RBS Greenwich	Bear Stearns companies, Inc. 5.300% 10/30/15	Buy	1.55	12/20/17	900,000	(9,071)
Morgan Stanley	Limited Brands Inc. 6.125% 12/01/12	Buy	1.97	12/20/12	1,000,000	6,156
						(7,206)

13

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Georgia Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds – 97.6%
EDUCATION– 9.1%
Education – 8.9%
GA Athens Housing Authority
Ugaree East Campus Housing,
Series 2002,
Insured: AMBAC
5.250% 12/01/19	1,150,000	1,215,125
GA Atlanta Development Authority
Science Park LLC,
Series 2007,
5.000% 07/01/22	2,480,000	2,549,886
GA Fulton County Development Authority
Georgia Tech Foundation Facilities,
Series 1997 A,
5.000% 09/01/17	1,735,000	1,757,347
GA Private Colleges & Universities Authority
Series 2003,
5.250% 06/01/19	2,250,000	2,394,697
GA South Regional Joint Development Authority
Series 2007,
Insured: XLCA
5.000% 08/01/23	1,725,000	1,819,996
PR University of Puerto Rico
Series 2006 Q,
5.000% 06/01/12	1,000,000	1,036,110
Education Total		10,773,161
Prep School – 0.2%
GA Gainesville Redevelopment Authority
Riverside Military Academy Project,
Series 2007,
5.125% 03/01/27	250,000	235,433
Prep School Total		235,433
EDUCATION TOTAL		11,008,594
HEALTH CARE – 9.2%
Hospitals – 9.2%
GA Chatham County Hospital Authority
Memorial Health University Medical Center,
Series 2004 A,
5.375% 01/01/26	1,000,000	935,950
Memorial Medical Center,
Series 2001 A,
6.125% 01/01/24	3,000,000	3,049,380
GA Clayton County Hospital Authority
Good Samaritan Community,
Series 1998 A,
Insured: MBIA
5.250% 08/01/09	1,190,000	1,227,152

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE– (continued)
Hospitals – (continued)
GA Savannah Hospital Authority
St. Joseph’s Candler Health Systems:
Series 1998 A,
Insured: FSA:
5.250% 07/01/11	1,225,000	1,259,557
5.250% 07/01/12	1,310,000	1,346,562
Series 1998 B,
Insured: FSA
5.250% 07/01/10	1,000,000	1,029,110
GA Tift County Hospital Authority
Series 2002,
Insured: AMBAC
5.250% 12/01/18	2,225,000	2,348,910
Hospitals Total		11,196,621
HEALTH CARE TOTAL		11,196,621
HOUSING – 11.4%
Multi-Family – 11.2%
GA Atlanta Urban Residential Finance Authority
Series 1998, AMT,
Guarantor: FNMA
4.550% 12/01/28	2,000,000	2,019,500
GA Clayton County Housing Authority
GCC Ventures LLC,
Series 2001,
Guarantor: FNMA
4.350% 12/01/31(a)	3,620,000	3,728,817
GA Cobb County Development Authority
Kennesaw State University Foundation:
Series 2004 A,
Insured: MBIA
5.250% 07/15/19	2,000,000	2,164,080
Series 2004,
Insured: MBIA
5.000% 07/15/19	1,870,000	1,995,085
KSU Village II Real Estate,
Series 2007 A,
Insured: AMBAC
5.250% 07/15/27	3,000,000	3,177,660
GA Lawrenceville Housing Authority
Knollwood Park LP,
Series 1997, AMT,
Guarantor: FNMA
6.250% 12/01/29(a)	500,000	526,770
Multi-Family Total		13,611,912

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – 0.2%
GA Housing & Finance Authority
Series 1998 B-3,
Insured: FHA
4.400% 06/01/17	185,000	186,476
Single-Family Total		186,476
HOUSING TOTAL		13,798,388
INDUSTRIALS – 4.4%
Forest Products & Paper – 2.5%
GA Richmond County Development Authority
International Paper Co.,
Series 2001 A,
5.150% 03/01/15	3,000,000	3,093,300
Forest Products & Paper Total		3,093,300
Oil & Gas Services – 1.9%
GA Main Street Natural Gas, Inc.
Series 2007 A:
5.250% 09/15/18	1,000,000	1,013,830
5.250% 09/15/19	1,250,000	1,259,688
Oil & Gas Services Total		2,273,518
INDUSTRIALS TOTAL		5,366,818
OTHER – 17.7%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/15	260,000	270,184
Other Total		270,184
Refunded/Escrowed(b) – 16.2%
GA Atlanta Airport Facilities
Series 2000 A,
Pre-refunded 01/01/10,
Insured: FGIC
5.600% 01/01/30	5,000,000	5,282,600
GA Atlanta Water & Wastewater
Series 1999 A,
Pre-refunded 05/01/09,
Insured: FGIC
5.000% 11/01/38	1,060,000	1,096,093
GA Cherokee County School Systems
Series 2001,
Pre-refunded 08/01/11,
5.250% 08/01/17	1,000,000	1,079,550
GA Clayton County Water & Sewer Authority
Series 2000,
Pre-refunded 05/01/10:
5.600% 05/01/18	1,000,000	1,063,950
6.250% 05/01/17	2,000,000	2,156,920

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
GA Forsyth County School District
Series 1999,
Pre-refunded 02/01/10,
6.000% 02/01/15	2,000,000	2,152,760
GA Fulton County Housing Authority
Series 1996 A, AMT,
Pre-refunded 07/01/08,
6.375% 01/01/27	2,900,000	2,945,327
GA Gainesville & Hall County Hospital Authority
Northeast Georgia Health System, Inc.,
Series 2001,
Pre-refunded 05/15/11,
5.000% 05/15/15	1,000,000	1,053,470
GA Gwinnett County Development Authority
Series 2004,
Pre-refunded 01/01/14,
Insured: MBIA
5.250% 01/01/15	2,000,000	2,197,020
GA Metropolitan Atlanta Rapid Transit Authority
Series 1983 D,
Escrowed to Maturity,
7.000% 07/01/11	540,000	608,580
Refunded/Escrowed Total		19,636,270
Tobacco – 1.3%
SC Tobacco Settlement Management Authority
Series 2001 B,
6.375% 05/15/28	1,500,000	1,524,090
Tobacco Total		1,524,090
OTHER TOTAL		21,430,544
TAX-BACKED – 22.0%
Local Appropriated – 5.3%
GA Atlanta Public Safety & Judicial Facilities Authority
Series 2006,
Insured: FSA
5.000% 12/01/17	1,310,000	1,421,926
GA College Park Business & Industrial Development Authority
Series 2005,
Insured: AMBAC
5.250% 09/01/19	3,230,000	3,542,923
GA East Point Building Authority
Series 2000,
Insured: FSA
(c) 02/01/18	2,490,000	1,459,713
Local Appropriated Total		6,424,562

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – 5.8%
GA Barrow County School District
Series 2006,
5.000% 02/01/14	1,000,000	1,089,930
GA Chatham County School District
Series 2002,
Insured: FSA
5.250% 08/01/14	1,000,000	1,107,530
Series 2004,
Insured: FSA
5.250% 08/01/19	2,000,000	2,255,620
GA Cherokee County School Systems
Series 1993,
Insured: AMBAC
5.875% 02/01/09	420,000	426,203
GA Paulding County
Courthouse Government Complex Project,
Series 2007,
Insured: FGIC
5.000% 02/01/21	1,000,000	1,066,870
MI Detroit
Series 2001 B,
Insured: MBIA
5.375% 04/01/14	1,000,000	1,071,840
Local General Obligations Total		7,017,993
Special Non-Property Tax – 6.7%
GA Cobb-Marietta County Coliseum & Exhibit Hall Authority
Series 2005,
Insured: MBIA
5.250% 10/01/19	2,430,000	2,705,149
GA Metropolitan Atlanta Rapid Transit Authority
Series 1992 N,
Insured: MBIA
6.250% 07/01/18	2,000,000	2,306,580
PR Commonwealth Infrastructure Financing Authority
Series 2005 C,
Insured: AMBAC
5.500% 07/01/27	1,000,000	1,102,770
Series 2006 B,
5.000% 07/01/20	2,000,000	2,023,480
Special Non-Property Tax Total		8,137,979
Special Property Tax – 1.4%
GA Atlanta Tax Allocation
Atlantic Station Project,
Series 2007,
Insured: ASG
5.250% 12/01/20	1,545,000	1,672,802
Special Property Tax Total		1,672,802

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – 2.8%
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2007,
6.250% 07/01/23	3,000,000	3,397,680
State General Obligations Total		3,397,680
TAX-BACKED TOTAL		26,651,016
UTILITIES – 23.8%
Investor Owned – 0.8%
GA Appling County Development Authority Pollution Control Revenue
Georgia Power Company,
Series 2006,
Insured: AMBAC
4.400% 07/01/16	1,000,000	1,027,410
Investor Owned Total		1,027,410
Joint Power Authority – 5.5%
GA Monroe County Development Authority
Oglethorpe Power Corp.,
Series 1992,
6.800% 01/01/12	1,000,000	1,105,200
GA Municipal Electric Authority
Series 1992 B,
Insured: MBIA
6.375% 01/01/16	2,000,000	2,378,220
Series 1998 A,
Insured: MBIA
5.250% 01/01/13	1,000,000	1,085,850
TX Sam Rayburn Municipal Power Agency
Series 2002,
6.000% 10/01/16	2,000,000	2,082,600
Joint Power Authority Total		6,651,870
Water & Sewer – 17.5%
GA Augusta Water & Sewer Revenue
Series 2007,
Insured: FSA:
5.000% 10/01/21	1,000,000	1,082,600
5.000% 10/01/22	2,000,000	2,156,800
GA Cherokee County Water & Sewer Authority
Series 1993,
Insured: MBIA
5.300% 08/01/09	185,000	188,607

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
GA Columbus County Water & Sewer Revenue
Series 2003,
5.250% 05/01/13	1,220,000	1,334,351
Series 2007,
Insured: FSA
5.000% 05/01/26	1,000,000	1,048,530
GA Coweta County Water & Sewage Authority
Series 2005,
Insured: FSA
5.000% 06/01/25	2,505,000	2,740,946
GA Dekalb County Water & Sewer Revenue
Series 2006 B:
5.250% 10/01/21	2,000,000	2,253,260
5.250% 10/01/24	2,000,000	2,250,620
GA Gainesville Water & Sewer Revenue
Series 2006,
Insured: FSA
5.000% 11/15/16	1,000,000	1,104,120
GA Griffin Combined Public Utility Improvement Revenue
Series 2002,
Insured: AMBAC
5.125% 01/01/19	2,585,000	2,784,924
GA Jackson County Water & Sewer Revenue
Series 2006 A,
Insured: XLCA
5.000% 09/01/16	1,030,000	1,105,540
GA Upper Oconee Basin Water Authority
Series 2005,
Insured: MBIA:
5.000% 07/01/17	1,140,000	1,256,839
5.000% 07/01/22	1,855,000	1,961,124
Water & Sewer Total		21,268,261
UTILITIES TOTAL		28,947,541

Total Municipal Bonds (cost of $115,805,016)		118,399,522

	Shares

Investment Company – 0.1%
Columbia Tax Exempt Reserves, Capital Class (7 day yield of 3.290%) (d)(e)	169,000	169,000

Total Investment Company (cost of $169,000)		169,000

7

	Par ($)	Value ($)
Short-Term Obligations – 1.2%
VARIABLE RATE DEMAND NOTES (f) – 1.2%
GA Burke County Development Authority
Oglethorpe Power Corp.,
Series 2002 C,
Insured: MBIA,
SPA: JPMorgan Chase Bank
2.940% 01/01/18	200,000	200,000
MO Health & Educational Facilities Authority
Lester E. Cox Medical Center,
Series 2002,
Insured: AMBAC,
SPA: Bank of Nova Scotia
3.000% 06/01/22	100,000	100,000
St. Louis University,
Series 2005 A,
Insured: MBIA,
SPA: Bank of New York
2.760% 10/01/35	400,000	400,000
TX Harris County Health Facilities Development Corp.
Texas Children’s Hospital,
Series 1999 B-1,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.100% 10/01/29	700,000	700,000
VARIABLE RATE DEMAND NOTES TOTAL		1,400,000

Total Short-Term Obligations (cost of $1,400,000)		1,400,000

8

Total Investments – 98.9% (cost of $117,374,016)(g)(h)	$119,968,522

Other Assets & Liabilities, Net – 1.1%	1,304,724

Net Assets – 100.0%	$121,273,246

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are value at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Zero coupon bond.

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e)	Investment in affiliates during the nine months ended December 31, 2007: Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day net yield of 3.290%)

	Shares as of 03/31/07:	889,313
	Shares purchased:	29,509,606
	Shares sold:	(30,229,919)
	Shares as of 12/31/07:	169,000
	Net realized gain/loss:	$—
	Interest income earned:	$90,179
	Value at end of period:	$169,000

(f)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rate as of December 31, 2007.

(g)	Cost for federal income tax purposes is $117,374,016.

(h)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$2,956,940	$(362,434)	$2,594,506

9

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
ASG	Assured Guaranty Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

10

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia High Income Fund

Value ($)
Investment Company – 103.4%
Investment in Columbia Funds Master Investment Trust, LLC, Columbia High Income Master Portfolio*	829,658,753

Total Investments – 103.4%	829,658,753

Other Assets & Liabilities, Net – (3.4)%	(27,073,423)

Net Assets – 100.0%	802,585,330

*                 The investment portfolio of the Columbia High Income Master Portfolio is included on Form N-Q of Columbia Funds Master Investment Trust, LLC.  Columbia High Income Fund invests only in Columbia High Income Master Portfolio.  At December 31, 2007, Columbia High Income Fund owned 99.2% of Columbia High Income Master Portfolio.  Columbia High Income Master Portfolio was invested in the following asset allocation at December 31, 2007:

Asset Allocation	% of Net Assets
Corporate Fixed Income Bonds & Notes	89.6
Common Stocks	2.4
Convertible Bonds	1.6
Preferred Stocks	1.2
Convertible Preferred Stocks	0.6
Warrants	0.0	**
	95.4
Short-Term Obligation	2.9
Other Assets & Liabilities, Net	1.7
	100.0
**Represents less than 0.1%.

1

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia International Value Fund

Value ($)
Investment Company – 100.2%
Investment in Columbia Funds Master Investment Trust, LLC, Columbia International Value Master Portfolio*	3,396,323,319

Total Investments – 100.2%	3,396,323,319

Other Assets & Liabilities, Net – (0.2)%	(7,590,419)

Net Assets – 100.0%	3,388,732,900

*                 The investment portfolio of the Columbia International Value Master Portfolio is included on Form N-Q of Columbia Funds Master Investment Trust, LLC. Columbia International Value Fund invests only in Columbia International Value Master Portfolio. At December 31, 2007, Columbia International Value Fund owned 87.1% of Columbia International Value Master Portfolio. Columbia International Value Master Portfolio was invested in the following countries at December 31,2007:

Summary of Securities		% of Total
By Country	Value ($ )	Investments
Japan	1,092,512,131	25.3
United Kingdom	567,918,051	13.1
United States **	451,673,945	10.4
France	437,589,176	10.1
Netherlands	386,048,449	8.9
South Korea	276,154,036	6.4
Germany	205,904,703	4.8
Brazil	194,468,839	4.5
Italy	140,818,494	3.3
Switzerland	108,671,988	2.5
Sweden	81,719,357	1.9
Portugal	72,709,877	1.7
Mexico	71,316,346	1.7
Bermuda	61,392,339	1.4
Taiwan	53,199,203	1.2
Canada	52,975,407	1.2
New Zealand	36,020,512	0.8
Spain	35,364,762	0.8
	$4,326,457,615	100.0

** Includes short-term obligation and securities lending collateral.

Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Large Cap Core Fund

Value ($)
Investment Company – 104.0%
Investment in Columbia Funds Master Investment Trust, LLC Columbia Large Cap Core Master Portfolio*	1,684,605,661

Total Investments – 104.0%	1,684,605,661

Other Assets & Liabilities, Net — (4.0)%	(64,521,977)

Net Assets — 100.0%	1,620,083,684

*                 The investment portfolio of the Columbia Large Cap Core Master Portfolio is included on Form N-Q of Columbia Funds Master Investment Trust, LLC. Columbia Large Cap Core Fund invests only in Columbia Large Cap Core Master Portfolio. At December 31, 2007, Columbia Large Cap Core Fund owned 95.8% of Columbia Large Cap Core Master Portfolio. Columbia Large Cap Core Master Portfolio was invested in the following sectors at December 31, 2007:

% of
Sector	Net Assets
Financials	16.7
Information Technology	15.9
Energy	12.3
Health Care	11.7
Industrials	11.2
Consumer Staples	9.4
Consumer Discretionary	8.1
Utilities	3.7
Telecommunication Services	3.4
Materials	3.2
95.6
Securities Lending Collateral	4.0
Short-Term Obligation	0.3
Other Assets & Liabilities, Net	0.1
100.0

1

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia LifeGoal Balanced Growth Portfolio

	Shares	Value ($)*
Investment Companies (a) – 100.1%
Columbia Acorn International, Class Z	1,105,108	48,182,706
Columbia Acorn USA, Class Z	494,166	13,821,814
Columbia Cash Reserves, Capital Class Shares	7,361,981	7,361,981
Columbia Convertible Securities Fund, Class Z	1,069,465	16,672,961
Columbia High Income Fund, Class Z	6,076,028	52,071,557
Columbia International Value Fund, Class Z	1,890,354	39,962,083
Columbia Large Cap Core Fund, Class Z	5,165,808	78,623,596
Columbia Large Cap Value Fund, Class Z	5,227,254	71,717,926
Columbia Marsico Focused Equities Fund, Class Z	3,495,501	87,632,220
Columbia Marsico International Opportunities Fund, Class Z	2,341,888	38,149,348
Columbia Mid Cap Growth Fund, Class Z	1,524,070	40,174,476
Columbia Mid Cap Value Fund, Class Z	2,207,425	32,404,995
Columbia Small Cap Growth Fund II, Class Z	951,809	12,164,125
Columbia Small Cap Value Fund II, Class Z	1,932,561	26,186,208
Columbia Total Return Bond Fund, Class Z	23,859,923	229,055,260

Total Investment Companies (cost of $743,723,294)		794,181,256

Total Investments – 100.1% (cost of $743,723,294)(b)(c)		794,181,256

Other Assets & Liabilities, Net – (0.1)%		(578,603)

Net Assets – 100.0%		793,602,653

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $743,723,294.

(c)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$60,916,479	$(10,458,517)	$50,457,962

1

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia LifeGoal Growth Portfolio

		Shares	Value ($)*
Investment Companies(a) – 100.0%
	Columbia Acorn International, Class Z	783,743	34,171,201
	Columbia Acorn USA, Class Z	527,892	14,765,132
	Columbia Convertible Securities Fund, Class Z	876,211	13,660,135
	Columbia International Value Fund, Class Z	2,005,795	42,402,507
	Columbia Large Cap Core Fund, Class Z	6,432,837	97,907,786
	Columbia Large Cap Value Fund, Class Z	6,790,875	93,170,801
	Columbia Marsico Focused Equities Fund, Class Z	4,138,875	103,761,593
	Columbia Marsico International Opportunities Fund, Class Z	1,692,990	27,578,807
	Columbia Mid Cap Growth Fund, Class Z	2,433,551	64,148,402
	Columbia Mid Cap Value Fund, Class Z	4,035,614	59,242,813
	Columbia Small Cap Growth Fund II, Class Z	917,203	11,721,856
	Columbia Small Cap Value Fund II, Class Z	1,971,154	26,709,140

	Total Investment Companies (cost of $546,643,334)		589,240,173

	Total Investments(b)(c) – 100.0% (cost of $546,643,334)		589,240,173

	Other Assets & Liabilities, Net – 0.0%		155,211

	Net Assets – 100.0%		589,395,384

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $546,643,334.

(c)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$53,947,792	$(11,350,953)	$42,596,839

1

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia LifeGoal Income and Growth Portfolio

		Shares	Value ($)*
Investment Companies(a) – 100.2%
	Columbia Acorn International, Class Z	126,452	5,513,328
	Columbia Acorn USA, Class Z	35,066	980,802
	Columbia Cash Reserves, Capital Class Shares	7,414,700	7,414,700
	Columbia Convertible Securities Fund, Class Z	432,787	6,747,147
	Columbia High Income Fund, Class Z	2,028,675	17,385,747
	Columbia International Value Fund, Class Z	270,015	5,708,115
	Columbia Large Cap Core Fund, Class Z	606,729	9,234,418
	Columbia Large Cap Value Fund, Class Z	566,126	7,767,246
	Columbia Marsico Focused Equities Fund, Class Z	438,366	10,989,835
	Columbia Marsico International Opportunities Fund, Class Z	238,221	3,880,628
	Columbia Mid Cap Growth Fund, Class Z	154,915	4,083,558
	Columbia Mid Cap Value Fund, Class Z	167,541	2,459,501
	Columbia Short Term Bond Fund, Class Z	4,558,545	44,947,252
	Columbia Small Cap Growth Fund II, Class Z	50,777	648,925
	Columbia Small Cap Value Fund II, Class Z	121,321	1,643,901
	Columbia Total Return Bond Fund, Class Z	3,735,187	35,857,799

	Total Investment Companies (cost of $161,690,205)		165,262,902

	Total Investments – 100.2% (cost of $161,690,205)(b)(c)		165,262,902

	Other Assets & Liabilities, Net – (0.2)%		(367,881)

	Net Assets – 100.0%		164,895,021

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $161,690,205.

(c)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$6,260,496	$(2,687,799)	$3,572,697

1

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia LifeGoal Income Portfolio

		Shares	Value ($)*
Investment Companies(a) – 100.3%
	Columbia Cash Reserves, Capital Class Shares	2,693,275	2,693,275
	Columbia Convertible Securities Fund, Class Z	110,680	1,725,501
	Columbia High Income Fund, Class Z	631,432	5,411,371
	Columbia Large Cap Value Fund, Class Z	110,918	1,521,797
	Columbia Mid Cap Value Fund, Class Z	30,696	450,617
	Mortgage- and Asset-Backed Portfolio	390,692	3,766,269
	Columbia Short Term Bond Fund, Class Z	1,237,634	12,203,066
	Columbia Small Cap Value Fund II, Class Z	17,855	241,930
	Columbia Total Return Bond Fund, Class Z	676,425	6,493,678

	Total Investment Companies (cost of $34,920,167)		34,507,504

	Total Investments – 100.3% (cost of $34,920,167)(b)(c)		34,507,504

	Other Assets & Liabilities, Net – (0.3)%		(117,207)

	Net Assets – 100.0%		34,390,297

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $34,920,167.

(c)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$123,512	$(536,175)	$(412,663)

1

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Marsico Focused Equities Fund

		Value ($)
Investment Company – 101.4%
	Investment in Columbia Funds Master Investment Trust, LLC, Columbia Marsico Focused Equities Master Portfolio*	5,261,779,845

	Total Investments – 101.4%	5,261,779,845

	Other Assets & Liabilities, Net – (1.4)%	(72,859,767)

	Net Assets – 100.0%	5,188,920,078

*

The investment portfolio of the Columbia Marsico Focused Equities Master Portfolio is included on Form N-Q of Columbia Funds Master Investment Trust, LLC. Columbia Marsico Focused Equities Fund invests only in Columbia Marsico Focused Equities Master Portfolio. At December 31, 2007, Columbia Marsico Focused Equities Fund owned 99.8% of Columbia Marsico Focused Equities Master Portfolio. Columbia Marsico Focused Equities Master Portfolio was invested in the following sectors at December 31, 2007:

% of
Sector	Net Assets
Consumer Discretionary	20.3
Information Technology	18.6
Health Care	11.9
Financials	11.6
Energy	11.4
Industrials	7.8
Materials	6.0
Telecommunication Services	3.8
Consumer Staples	3.0
94.4
Short-Term Obligations	4.2
Other Assets & Liabilities, Net	1.4
100.0

1

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Marsico Growth Fund

		Value ($)
Investment Company – 99.9%
	Investment in Columbia Funds Master Investment Trust, LLC, Columbia Marsico Growth Master Portfolio*	7,019,009,539

	Total Investments – 99.9%	7,019,009,539

	Other Assets & Liabilities, Net – 0.1%	3,025,557

	Net Assets – 100.0%	7,022,035,096

*

The investment portfolio of the Columbia Marsico Growth Master Portfolio is included on Form N-Q of Columbia Funds Master Investment Trust, LLC.  Columbia Marsico Growth Fund invests only in Columbia Marsico Growth Master Portfolio.  At December 31, 2007, Columbia Marsico Growth Fund owned 99.9% of Columbia Marsico Growth Master Portfolio.  Columbia Marsico Growth Master Portfolio was invested in the following sectors at December 31, 2007:

Sector	% of Net Assets
Consumer Discretionary	17.2
Information Technology	17.1
Health Care	11.0
Financials	10.2
Industrials	9.5
Energy	9.4
Telecommunication Services	7.1
Materials	6.2
Consumer Staples	4.8
92.5
Short-Term Obligation	7.0
Other Assets & Liabilities, Net	0.5
100.0

1

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Maryland Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds – 95.9%
EDUCATION – 6.9%
Education – 6.9%
MD Health & Higher Educational Facilities Authority
College of Notre Dame,
Series 1998,
Insured: MBIA
4.600% 10/01/14	510,000	547,087
Loyola College,
Series 2006 A,
5.125% 10/01/45	5,000,000	5,010,700
MD Industrial Development Financing Authority
American Center for Physics,
Series 2001,
5.250% 12/15/15	1,000,000	1,070,590
MD University System of Maryland
Series 2006,
5.000% 10/01/15	3,545,000	3,922,046
MD Westminster Educational Facilities
Mcdaniel College, Inc.,
Series 2006,
5.000% 11/01/17	500,000	518,395
Education Total		11,068,818
EDUCATION TOTAL		11,068,818
HEALTH CARE – 13.0%
Continuing Care Retirement – 2.6%
MD Baltimore County
Oak Crest Village, Inc.,
Series 2007 A,
5.000% 01/01/27	2,000,000	1,907,960
MD Howard County Retirement Authority
Columbia Vantage House Corp.,
Series 2007 A,
5.250% 04/01/27	2,500,000	2,232,425
Continuing Care Retirement Total		4,140,385
Hospitals – 10.4%
MD Baltimore County
Catholic Health Initiatives,
Series 2006 A,
5.000% 09/01/16	1,000,000	1,065,790
MD Health & Higher Educational Facilities Authority
Carrol Hospital Center Foundation,
Series 2006,
4.500% 07/01/26	1,000,000	877,420
Howard County General Hospital,
Series 1998,
Insured: MBIA
5.000% 07/01/29	1,000,000	1,015,400
Peninsula Regional Medical Center,
Series 2006:

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	5.000% 07/01/21	1,000,000	1,019,770
	5.000% 07/01/26	4,000,000	4,002,760
	5.000% 07/01/36	2,000,000	1,949,580
	University of Maryland Medical System,
	Series 2006 A,
	5.000% 07/01/31	1,000,000	983,710
	Western Maryland Health System,
	Series 2006 A,
	Insured: MBIA
	5.000% 07/01/13	1,320,000	1,408,757
MS Hospital Facilities & Equipment Authority
	Forrest County General Hospital,
	Series 2000,
	Insured: FSA:
	5.500% 01/01/24	3,100,000	3,333,368
	5.625% 01/01/20	1,000,000	1,078,830
Hospitals Total			16,735,385
HEALTH CARE TOTAL			20,875,770
HOUSING – 10.4%
Multi-Family – 5.3%
MD Economic Development Corp.
	Collegiate Housing Foundation,
	Series 1999 A:
	5.600% 06/01/10	360,000	364,907
	6.000% 06/01/19	815,000	839,018
	6.000% 06/01/30	1,850,000	1,892,013
	Senior Towson University Project,
	Series 2007 A,
	5.250% 07/01/24	1,185,000	1,160,684
	Series 1999 A,
	5.700% 06/01/12	1,000,000	1,032,970
	Series 2006:
	Insured: CIFG
	5.000% 06/01/17	1,000,000	1,066,120
	Insured: XLCA
	5.000% 07/01/20	600,000	637,542
MD Montgomery County Housing Opportunities Commission Housing Revenue
	Series 2000 A,
	6.100% 07/01/30	1,500,000	1,542,585
Multi-Family Total			8,535,839

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – 5.1%
MD Community Development Administration Department of Housing & Community Development Revenue
	Series 1998 B, AMT,
	Insured: FHA
	4.950% 09/01/11	500,000	508,315
	Series 1998-3, AMT:
	4.500% 04/01/08	3,440,000	3,448,704
	4.700% 04/01/10	1,685,000	1,722,407
	Series 1999 D, AMT,
	5.375% 09/01/24	2,410,000	2,434,871
MD Prince Georges County Housing Authority Mortgage Revenue
	Series 2000 A, AMT,
	Guarantor: GNMA
	6.150% 08/01/19	5,000	5,110
Single-Family Total			8,119,407
HOUSING TOTAL			16,655,246
OTHER – 11.7%
Other – 2.3%
MD Transportation Authority
	Series 2002 A,
	Insured: AMBAC
	4.500% 03/01/15	3,000,000	3,113,130
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	520,000	540,368
Other Total			3,653,498
Refunded/Escrowed(a) – 9.4%
MD Economic Development Corp.
	Collegiate Housing Foundation,
	Series 1999 A:
	Escrowed to Maturity,
	5.300% 06/01/08	495,000	499,574
	Pre-refunded 06/01/09,
	5.600% 06/01/11	575,000	605,849
MD Health & Higher Educational Facilities Authority Revenue
	Johns Hopkins Hospital,
	Series 1979,
	Escrowed to Maturity,
	5.750% 07/01/09	1,000,000	1,040,340
	Johns Hopkins University,
	Series 1999,
	Pre-refunded 07/01/09,
	6.000% 07/01/39	4,000,000	4,213,600
MD Health & Higher Educational Facilities Authority
	Western Maryland Health
	Series 2006 A,
	Insured: MBIA
	LOC: FHA
	5.000% 01/01/20	1,500,000	1,573,005

3

4		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
MD Howard County
	Series 2000 A,
	Pre-refunded 02/15/08:
	5.250% 02/15/16	280,000	283,562
	5.250% 02/15/17	1,900,000	1,924,168
	5.250% 02/15/18	2,000,000	2,025,440
MD Queen Anne’s County
	Series 2000,
	Pre-refunded 01/15/10,
	Insured: FGIC
	5.250% 01/15/14	1,200,000	1,261,848
MD Transportation Authority
	Series 1978,
	Escrowed to Maturity,
	6.800% 07/01/16	590,000	675,727
MD Washington Suburban Sanitation District
	Series 2000,
	Pre-refunded 06/01/10,
	5.250% 06/01/22	1,000,000	1,049,900
MO St. Louis County
	Series 1989 A, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.950% 08/01/09	75,000	77,756
Refunded/Escrowed Total			15,230,769
OTHER TOTAL			18,884,267
OTHER REVENUE – 3.6%
Hotels – 3.6%
MD Baltimore
	Baltimore Hotel Corp.,
	Series 2006 A,
	Insured: XLCA:
	5.000% 09/01/32	1,000,000	1,034,040
	5.250% 09/01/17	1,835,000	1,969,102
	5.250% 09/01/20	1,615,000	1,706,974
	5.250% 09/01/21	1,095,000	1,151,721
Hotels Total			5,861,837
OTHER REVENUE TOTAL			5,861,837
RESOURCE RECOVERY – 1.6%
Resource Recovery – 1.6%
MD Northeast Waste Disposal Authority
	Series 2003, AMT,
	Insured: AMBAC

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Resource Recovery – (continued)
	5.500% 04/01/10	2,500,000	2,605,750
Resource Recovery Total			2,605,750
RESOURCE RECOVERY TOTAL			2,605,750
TAX-BACKED – 43.3%
Local General Obligations – 25.5%
MD Anne Arundel County
	Series 1995,
	5.300% 04/01/10	500,000	500,890
	Series 2006:
	5.000% 03/01/15	2,000,000	2,196,980
	5.000% 03/01/18	3,300,000	3,596,901
MD Baltimore County
	Series 2006,
	5.000% 09/01/15	1,120,000	1,238,406
MD Baltimore
	Series 1998 B,
	Insured: FGIC
	6.500% 10/15/08	1,000,000	1,015,550
MD Frederick County
	Series 2005,
	5.000% 08/01/14	3,000,000	3,291,690
	Series 2006:
	5.250% 11/01/18	2,005,000	2,270,623
	5.250% 11/01/21	2,500,000	2,832,250
MD Howard County
	Series 2002 A,
	5.250% 08/15/15	795,000	851,413
MD Laurel
	Series 1996 A,
	Insured: FGIC
	5.000% 10/01/11	1,530,000	1,539,945
MD Montgomery County
	Series 1997 A,
	5.375% 05/01/08	1,000,000	1,007,620
	Series 2001,
	5.250% 10/01/14	1,000,000	1,077,050
	Series 2005 A,
	5.000% 07/01/16	3,000,000	3,328,380
	Series 2006 B,
	SPA: Dexia Credit Local
	3.700% 06/01/26	300,000	300,000
MD Prince Georges County
	Series 1999,
	Insured: FSA:
	5.000% 10/01/12	65,000	67,644
	5.125% 10/01/16	3,300,000	3,450,447
	Series 2000,
	5.125% 10/01/10	1,000,000	1,054,560

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series 2001,
	Insured: FGIC:
	5.250% 12/01/11	4,825,000	5,195,464
	5.250% 12/01/12	2,000,000	2,159,720
MD Wicomico County
	Series 1997,
	Insured: MBIA:
	4.800% 12/01/10	1,290,000	1,304,577
	4.900% 12/01/11	1,355,000	1,370,406
	5.000% 12/01/12	1,425,000	1,441,359
Local General Obligations Total			41,091,875
Special Non-Property Tax – 8.2%
MD Baltimore
	Series 1996 A,
	Insured: FGIC
	5.900% 07/01/10	1,725,000	1,830,933
MD Department of Transportation
	Series 2002:
	5.500% 02/01/11	1,265,000	1,353,474
	5.500% 02/01/14	5,000,000	5,592,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/22	4,000,000	4,404,680
Special Non-Property Tax Total			13,181,087
State Appropriated – 0.7%
MD Stadium Authority Lease Revenue
	Series 1995,
	5.375% 12/15/13	500,000	500,910
NY Transportation Trust Fund Authority
	Series 2006 A,
	5.250% 12/15/19	500,000	557,415
State Appropriated Total			1,058,325
State General Obligations – 8.9%
MD State
	Series 2002 A,
	5.500% 03/01/13	2,245,000	2,481,892
	Series 2003,
	5.250% 03/01/17	4,000,000	4,516,880
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2003 H,
	Insured: AMBAC
	5.500% 07/01/18	3,000,000	3,333,780

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	2,520,000	2,801,585
	Series 2006 A,
	5.250% 07/01/22	1,150,000	1,176,910
State General Obligations Total			14,311,047
TAX-BACKED TOTAL			69,642,334
TRANSPORTATION – 1.5%
Air Transportation – 1.3%
TN Memphis Shelby County Airport Authority
	FedEx Corp.,
	Series 2001,
	5.000% 09/01/09	2,000,000	2,029,240
Air Transportation Total			2,029,240
Transportation – 0.2%
DC Washington Metropolitan Area Transit Authority
	Series 1993,
	Insured: FGIC
	6.000% 07/01/10	350,000	371,892
Transportation Total			371,892
TRANSPORTATION TOTAL			2,401,132
UTILITIES – 3.9%
Investor Owned – 1.0%
MD Prince Georges County
	Potomac Electric Power Co.,
	Series 1995,
	5.750% 03/15/10	1,500,000	1,566,075
Investor Owned Total			1,566,075
Joint Power Authority – 1.3%
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	2,000,000	2,082,600
Joint Power Authority Total			2,082,600
Water & Sewer – 1.6%
MD Baltimore
	Series 2006,
	Insured: AMBAC
	5.000% 07/01/18	1,125,000	1,220,153
	Series 2007 DC,
	Insured: AMBAC
	5.000% 07/01/19	1,250,000	1,354,162
Water & Sewer Total			2,574,315
UTILITIES TOTAL			6,222,990

	Total Municipal Bonds (cost of $151,314,138)		154,218,144

7

		Shares	Value ($)
Investment Companies – 1.0%
	Columbia Tax Exempt Reserves, Capital Class (b)(c) (7 day net yield of 3.290%)	1,541,321	1,541,321

	Total Investment Companies (cost of $1,541,322)		1,541,321

		Par ($)
Short-Term Obligations – 2.0%
VARIABLE RATE DEMAND NOTES – 2.0%
FL Orange County School Board
	Series 2007 C,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	3.670% 08/01/22	1,300,000	1,300,000
FL Pinellas County Health Facilities Authority
	All Children’s Hospital,
	Series 1985,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	3.800% 12/01/15	500,000	500,000
TX Harris County Health Facilities Development Corp.
	Texas Children’s Hospital,
	Series 1999 B-1,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	3.750% 10/01/29	400,000	400,000
	Texas Medical Center,
	Series 2006,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	3.750% 05/01/35	1,000,000	1,000,000
VARIABLE RATE DEMAND NOTES TOTAL			3,200,000

	Total Short-Term Obligations (cost of $3,200,000)		3,200,000

8

Total Investments – 98.9% (cost of $156,055,460)(d)(e)	$158,959,465

Other Assets & Liabilities, Net – 1.1%	1,843,769

Net Assets – 100.0%	$160,803,234

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c)	Investments in affiliates during the nine months ended December 31, 2007: Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day net yield of 3.290%)

Shares as of 03/31/07:	7,292,310
Shares purchased:	26,716,519
Shares sold:	(32,467,508)
Shares as of 12/31/07:	1,541,321
Net realized gain/loss:	$—
Dividend income earned:	$233,007
Value at end of period:	$1,541,321

(d)	Cost for federal income tax purposes is $156,055,460.

(e)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$4,337,487	$(1,433,482)	$2,904,005

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.

9

FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

10

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Masters Global Equity Portfolio

		Shares	Value ($)*
Investment Companies(a) – 100.0%
	Columbia Acorn International, Class Z	104,561	4,558,875
	Columbia Marsico 21st Century Fund, Class Z	671,913	11,227,664
	Columbia Multi-Advisor International Equity Fund, Class Z	1,036,766	18,091,560
	Columbia Strategic Investor Fund, Class Z	543,023	11,224,295

	Total Investment Companies (cost of $42,893,105)		45,102,394

	Total Investments – 100.0% (cost of $42,893,105)(b)(c)		45,102,394

	Other Assets & Liabilities, Net – 0.0%		(20,785)

	Net Assets – 100.0%		45,081,609

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC., or its affiliates.

(b)	Cost for federal income tax purposes is $42,893,105.

(c)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$2,874,189	$(664,900)	$2,209,289

1

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Masters Heritage Portfolio

		Shares	Value ($)*
Investment Companies(a) – 99.7%
	Columbia Marsico 21st Century Fund, Class Z	2,319,719	38,762,508
	Columbia Strategic Income Fund, Class Z	6,568,352	38,818,960
	Columbia Strategic Investor Fund, Class Z	1,883,071	38,923,084

	Total Investment Companies (Cost of $109,059,026)		116,504,552

	Total Investments – 99.7% (Cost of $109,059,026)(b)(c)		116,504,552

	Other Assets & Liabilities, Net – 0.3%		365,728

	Net Assets – 100.0%		116,870,280

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the Class Z shares of the respective Underlying Fund determineds as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.

(b)	Cost for federal income tax purposes is $109,059,026.

(c)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$8,125,727	$(680,201)	$7,445,526

1

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Masters International Equity Portfolio

		Shares	Value ($)*

Investment Companies(a) – 99.9%
	Columbia Acorn International, Class Z	1,101,714	48,034,744
	Columbia Multi-Advisor International Equity Fund, Class Z	10,987,323	191,728,781

	Total Investment Companies (cost of $239,845,257)		239,763,525

	Total Investments – 99.9% (cost of $239,845,257)(b)(c)		239,763,525

	Other Assets & Liabilities, Net – 0.1%		230,063

	Net Assets – 100.0%		239,993,588

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the Class Z shares of the respective Underlying Funds determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.

(b)	Cost for federal income tax purposes is $239,845,257.

(c)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$5,828,122	$(5,909,854)	$(81,732)

1

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Mortgage- and Asset- Backed Portfolio

		Par ($)	Value ($)*
Mortgage-Backed Securities – 69.1%
Federal Home Loan Mortgage Corp.
	5.000% 12/01/22	4,324,000	4,328,751
	5.000% 05/01/37	5,949,866	5,805,570
	5.000% 06/01/37	8,104,603	7,908,051
	5.500% 10/01/20	2,023,045	2,048,023
	5.500% 05/01/22	444,278	449,626
	5.500% 05/01/37	7,839,998	7,823,813
	5.945% 04/01/37(a)	649,092	659,657
	6.000% 02/01/22	2,908,194	2,975,088
	6.500% 11/01/32	29,248	30,237
	TBA:
	5.000% 01/01/38(b)	6,000,000	5,853,750
	6.000% 01/01/38(b)	6,700,000	6,798,410
	6.500% 01/01/38(b)	2,600,000	2,672,311
Federal National Mortgage Association
	5.500% 10/01/36	905,949	904,970
	5.500% 02/01/37	258,384	258,104
	5.500% 03/01/37	1,415,095	1,413,501
	5.500% 04/01/37	17,005,264	16,986,177
	5.500% 05/01/37	4,837,387	4,831,936
	6.500% 11/01/37	2,505,976	2,575,982
	7.000% 02/01/32	52,895	55,779
	7.000% 06/01/32	1,679	1,768
	TBA:
	6.000% 01/01/38(b)	18,515,000	18,798,502
	6.500% 01/01/38(b)	8,500,000	8,736,402
Government National Mortgage Association
	7.000% 03/15/31	5,650	5,990

	Total Mortgage-Backed Securities (cost of $101,080,553)		101,922,398
Asset-Backed Securities – 20.9%
ACE Securities Corp.
	5.005% 02/25/36(a)	733,527	646,699
	5.025% 09/25/35(a)	234,634	174,040
Bear Stearns Asset Backed Security, Inc.
	5.215% 03/25/35(a)	31,923	31,521
Chase Credit Card Master Trust
	5.138% 02/15/11(a)	475,000	474,896
Chase Issuance Trust
	4.960% 09/17/12	1,500,000	1,524,340

1

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Countrywide Asset-Backed Certificates
	4.955% 11/25/35(a)	1,159,768	1,129,836
	4.975% 06/25/21(a)	742,498	706,628
Credit-Based Asset Servicing & Securitization LLC
	4.925% 10/25/36(a)	1,322,938	1,274,425
	5.015% 07/25/36(a)(c)	958,327	938,156
CSAB Mortgage Backed Trust
	4.965% 06/25/36(a)	315,644	312,652
Ford Credit Auto Owner Trust
	5.260% 10/15/10	1,500,000	1,506,729
GSAA Trust
	4.965% 03/25/47(a)	1,640,504	1,636,020
GSAMP Trust
	4.965% 10/25/36(a)	627,256	496,691
Indymac Seconds Asset Backed Trust
	4.965% 05/25/36(a)	482,351	461,032
Keycorp Sudent Loan Trust
	5.394% 07/25/29(a)	848,902	852,674
Lake Country Mortgage Loan Trust
	4.995% 07/25/34(a)(c)	693,501	687,432
Master Asset Backed Securities Trust
	5.005% 02/25/36(a)	293,879	290,844
	5.015% 11/25/35(a)	163,941	163,653
Master Second Lien Trust
	5.025% 03/25/36(a)	961,308	673,651
Merrill Lynch Mortgage Investors, Inc.
	5.015% 05/25/37(a)	1,032,568	590,454
	5.045% 09/25/36(a)	836,278	660,127
Morgan Stanley Mortgage Loan Trust
	4.985% 10/25/36(a)	700,890	697,131
	4.985% 10/25/46(a)	1,255,100	1,252,786
	4.995% 08/25/36(a)	849,885	518,635
	5.115% 11/25/35(a)	970,673	858,828
Nomura Asset Acceptance Corp.
	5.035% 08/25/36(a)(d)	1,419,776	1,277,799
Novastar Home Equity Loan
	4.925% 05/25/36(a)	22,703	22,703
Park Place Securities, Inc.
	6.065% 10/25/34(a)	1,200,000	1,088,829
Residential Funding Mortgage Securities II, Inc.
	4.965% 02/25/36(a)	886,304	867,898

2

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
SACO I, Inc.
	5.015% 04/25/36(a)	1,271,457	785,364
	5.035% 03/25/36(a)	619,543	357,236
	5.065% 04/25/35(a)(c)	84,507	65,747
	5.065% 07/25/36(a)	748,787	686,510
	5.470% 05/25/36(a)	1,368,382	623,440
Securitized Asset Backed Receivables LLC Trust
	4.925% 03/25/36(a)	328,937	324,865
SLM Student Loan Trust
	5.051% 03/15/17(a)	1,039,099	1,034,942
	5.071% 12/15/20(a)	1,522,000	1,522,000
	5.194% 04/25/17(a)	342,893	343,747
Soundview Home Equity Loan Trust
	4.925% 06/25/36(a)	194,134	193,608
Structured Asset Investment Loan Trust
	5.565% 08/25/33(a)	1,200,000	1,161,347
Structured Asset Securities Corp.
	4.975% 02/25/36(a)(c)	846,723	302,151
Terwin Mortgage Trust
	5.315% 07/25/34(a)	125,014	124,033
USAA Auto Owner Trust
	5.070% 06/15/13	1,500,000	1,515,032

	Total Asset-Backed Securities (cost of $35,053,353)		30,857,131
Collateralized Mortgage Obligations – 19.0%
AGENCY – 3.9%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	2,450,000	2,424,941
Federal National Mortgage Association
	5.500% 08/25/17	304,089	308,575
	6.000% 04/25/17	291,000	301,824
Government National Mortgage Association
	5.000% 06/20/28	2,700,000	2,704,859
AGENCY TOTAL			5,740,199
NON - AGENCY – 15.1%
Bear Stearns Adjustable Rate Mortgage Trust
	5.482% 02/25/47(a)	2,327,196	2,337,747
Bear Stearns Alt-A Trust
	5.145% 01/25/35(a)	301,688	294,429

3

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
Bear Stearns Mortgage Funding Trust
	5.015% 12/25/36(a)	1,515,291	793,904
	5.025% 10/25/36(a)	1,330,447	601,993
Countrywide Alternative Loan Trust
	4.955% 03/25/36(a)	436,251	433,499
Countrywide Home Loan Mortgage Pass Through Trust
	5.360% 05/25/37(a)	1,311,158	1,318,854
IMPAC CMB Trust
	5.125% 04/25/35(a)	334,663	310,689
	5.355% 10/25/34(a)	303,148	296,007
	5.365% 04/25/35(a)	579,014	502,514
JPMorgan Alternative Loan Trust
	4.965% 06/25/37(a)	1,751,829	1,706,689
Lehman Mortgage Trust
	6.500% 01/25/38	2,947,876	2,982,882
Morgan Stanley Mortgage Loan Trust
	5.085% 02/25/47(a)	1,710,690	1,675,017
Sequoia Mortgage Trust
	6.103% 01/20/47(a)	2,763,681	2,779,155
Washington Mutual Mortgage Pass-Through Certificates
	5.656% 11/25/36(a)	1,973,476	1,963,404
	5.715% 02/25/37(a)	2,353,210	2,345,584
	5.890% 08/25/46(a)	2,014,852	2,028,009
NON - AGENCY TOTAL			22,370,376

	Total Collateralized Mortgage Obligations (cost of $29,644,600)		28,110,575
Commercial Mortgage-Backed Securities – 17.0%
Bear Stearns Commercial Mortgage Securities
	5.449% 12/11/40	1,060,000	1,044,033
	5.457% 03/11/39(a)	1,000,000	993,751
	5.686% 09/11/38(a)	1,750,000	1,792,391
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.366% 12/11/49	440,000	424,550
Commercial Mortgage Pass Through Certificates
	6.701% 05/15/32	3,000,000	3,032,579

4

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
Credit Suisse Mortgage Capital Certificates
	5.268% 02/15/40	2,000,000	2,002,337
	5.509% 09/15/39	2,345,000	2,306,976
GMAC Commercial Mortgage Securities, Inc.
	4.754% 05/10/43	1,500,000	1,409,504
GS Mortgage Securities Corp. II
	5.778% 08/10/45	3,000,000	3,057,645
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.525% 04/15/43	2,271,000	2,250,603
	5.747% 02/12/49(a)	2,117,000	2,153,541
	5.804% 06/15/49(a)	3,000,000	3,066,322
LB-UBS Commercial Mortgage Trust
	4.810% 01/15/36(a)	1,300,000	1,289,922
Morgan Stanley Capital I
	5.447% 02/12/44(a)	305,000	305,723

	Total Commercial Mortgage-Backed Securities (cost of $24,979,744)		25,129,877
Government & Agency Obligations – 0.7%
U.S. GOVERNMENT OBLIGATIONS – 0.7%
U.S. Treasury Bonds
	7.250% 05/15/16	800,000	983,750
U.S. GOVERNMENT OBLIGATIONS TOTAL			983,750

	Total Government & Agency Obligations (cost of $960,878)		983,750
Short-Term Obligation – 2.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08, at 2.960%, collateralized by a U.S. Government Agency Obligation maturing 08/20/12, market value $3,319,531 (repurchase proceeds $3,252,535)	3,252,000	3,252,000

	Total Short-Term Obligation (cost of $3,252,000)		3,252,000

5

Total Investments – 128.9% (cost of $194,971,128) (e)(f)	$190,255,731

Other Assets & Liabilities, Net – (28.9)%	(42,704,042)

Net Assets – 100.0%	$147,551,689

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Portfolio’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(b)	Security purchased on a delayed delivery basis.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid, amounted to $1,993,486, which represents 1.4% of net assets.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)	Cost for federal income tax purposes is $194,971,128.

(f)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,334,861	$(6,050,258)	$(4,715,397)

Acronym	Name

TBA	To Be Announced

6

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia North Carolina Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 95.0%
EDUCATION – 4.5%
Education – 4.5%
NC Appalachian State University
	Series 1998,
	Insured: MBIA:
	5.000% 05/15/12	1,000,000	1,069,200
	5.000% 05/15/18	1,000,000	1,025,320
	Series 2005,
	Insured: MBIA
	5.000% 07/15/21	1,485,000	1,572,021
NC Capital Facilities Finance Agency
	Brevard College Corp.,
	Series 2007,
	5.000% 10/01/26	1,000,000	944,110
	Johnson & Wales University,
	Series 2003 A,
	Insured: XLCA
	5.250% 04/01/21	1,000,000	1,050,870
PR University of Puerto Rico
	Series 2006,
	5.000% 06/01/15	2,000,000	2,075,540
Education Total			7,737,061
EDUCATION TOTAL			7,737,061
HEALTH CARE – 10.2%
Continuing Care Retirement – 0.9%
NC Medical Care Commission
	First Mortgage Southminster Project A,
	Series 2007,
	5.450% 10/01/22	500,000	504,470
NC Medical Care Commission
	Givens Estate, Inc.,
	Series 2007,
	5.000% 07/01/16	1,000,000	997,260
Continuing Care Retirement Total			1,501,730
Hospitals – 9.3%
AZ University Medical Center Corp.
	Series 2004,
	5.250% 07/01/13	1,000,000	1,027,850
NC Albemarle Hospital Authority
	Series 2007:
	5.250% 10/01/21	2,000,000	2,018,380
	5.250% 10/01/27	1,000,000	975,900
NC Medical Care Commission
	Forsyth Memorial Hospital,
	Series 2003 A:
	5.000% 11/01/13	3,000,000	3,187,740
	5.000% 11/01/17	3,500,000	3,641,855

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Wilson Medical Center,
	Series 2007,
	5.000% 11/01/19	3,385,000	3,453,309
NC University of North Carolina Hospitals at Chapel Hill
	Series 1999,
	Insured: AMBAC
	5.250% 02/15/12	1,690,000	1,744,131
Hospitals Total			16,049,165
HEALTH CARE TOTAL			17,550,895
HOUSING – 5.6%
Multi-Family – 2.4%
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	4,000,000	4,044,320
Multi-Family Total			4,044,320
Single-Family – 3.2%
NC Housing Finance Agency
	Series 1994 Y,
	6.300% 09/01/15	215,000	217,531
	Series 1996 A-5, AMT,
	5.550% 01/01/19	1,565,000	1,606,300
	Series 1998 A-2, AMT,
	5.200% 01/01/20	860,000	865,048
	Series 1999 A-3, AMT,
	5.150% 01/01/19	925,000	933,732
	Series 1999 A-6, AMT,
	6.000% 01/01/16	420,000	427,455
	Series 2000 A-8, AMT:
	5.950% 07/01/10	280,000	287,515
	6.050% 07/01/12	210,000	214,998
	Series 2007-30A, AMT,
	5.000% 07/01/23	1,000,000	1,000,720
Single-Family Total			5,553,299
HOUSING TOTAL			9,597,619
INDUSTRIALS – 4.8%
Forest Products & Paper – 4.4%
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
	International Paper Co.
	Series 1999, AMT,
	6.400% 11/01/24	4,000,000	4,089,400
	Series 2007 A,
	4.150% 03/01/14	3,600,000	3,452,040
Forest Products & Paper Total			7,541,440

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Other Industrial Development Bonds – 0.4%
NC Mecklenberg County Industrial Facilities & Pollution Control Financing Authority
	Fluor Corp.,
	Series 1993,
	5.250% 12/01/09	675,000	675,918
Other Industrial Development Bonds Total			675,918
INDUSTRIALS TOTAL			8,217,358
OTHER – 22.0%
Other – 1.4%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B:
	5.000% 12/01/12	2,000,000	2,077,820
	5.000% 12/01/15	260,000	270,184
Other Total			2,348,004
Refunded/Escrowed(a) – 19.5%
NC Brunswick County
	Series 2000,
	Insured: FSA,
	Pre-refunded 06/01/10,
	5.500% 06/01/20	1,000,000	1,064,960
NC Charlotte
	Series 2000,
	Pre-refunded 06/01/10,
	5.500% 06/01/12	1,000,000	1,064,960
	Water & Sewer System,
	Series 1999,
	Pre-refunded 06/01/09,
	5.375% 06/01/19	2,545,000	2,652,908
NC Durham Water & Sewer Utility System
	Series 2001,
	Pre-refunded 06/01/11,
	5.250% 06/01/16	1,000,000	1,078,510
NC Eastern Municipal Power Agency
	Series 1986 A,
	Escrowed to Maturity,
	5.000% 01/01/17	2,165,000	2,356,862
	Series 1988 A,
	Pre-refunded 01/01/22,
	6.000% 01/01/26	1,000,000	1,216,430
NC Iredell County Public Facilities Corp.
	Series 2000,
	Insured: AMBAC,
	Pre-refunded 06/01/10,
	5.125% 06/01/18	2,180,000	2,302,734
NC Johnson County
	Series 2000,
	Insured: FGIC,
	Pre-refunded 03/01/10:
	5.500% 03/01/12	1,305,000	1,382,569

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	5.500% 03/01/15	1,925,000	2,057,440
	5.500% 03/01/16	2,700,000	2,885,760
NC Medical Care Commission
	Pitt County Memorial Hospital,
	Series 1998 B,
	Pre-refunded 12/01/08:
	4.750% 12/01/28	1,000,000	1,025,050
	5.000% 12/01/18	1,000,000	1,027,290
NC Orange County
	Series 2000,
	Pre-refunded 04/01/10:
	5.300% 04/01/17	1,000,000	1,065,620
	5.300% 04/01/18	3,445,000	3,671,061
NC Pitt County
	Series 2000 B,
	Insured: FSA,
	Pre-refunded 04/01/10:
	5.500% 04/01/25	1,000,000	1,060,600
	5.750% 04/01/16	1,390,000	1,481,726
NC Randolph County
	Series 2000,
	Insured: FSA,
	Pre-refunded 06/01/09:
	5.500% 06/01/14	1,115,000	1,163,726
	5.500% 06/01/15	1,000,000	1,043,700
NC Wake County
	Series 1993,
	Insured: MBIA,
	Escrowed to Maturity,
	5.125% 10/01/26(b)	3,065,000	3,335,057
NC Wilmington
	Series 1997 A,
	Pre-refunded 04/01/08,
	5.000% 04/01/11	540,000	550,752
Refunded/Escrowed Total			33,487,715
Tobacco – 1.1%
NJ Tobacco Settlement Financing Corp.
	Series 2007 1A,
	4.250% 06/01/12	2,000,000	1,980,900
Tobacco Total			1,980,900
OTHER TOTAL			37,816,619

4

		Par ($)	Value ($)
TAX-BACKED – 37.0%
Local Appropriated – 14.7%
NC Burke County
	Series 2006 B,
	Insured: AMBAC
	5.000% 04/01/18	1,425,000	1,527,101
NC Cabarrus County
	Series 2001,
	5.500% 04/01/13	2,000,000	2,157,160
	Series 2007,
	Insured: AMBAC
	5.000% 02/01/13	400,000	427,668
NC Chapel Hill
	Series 2005,
	5.250% 06/01/21	1,360,000	1,440,362
NC Chatham County
	Series 2006,
	Insured: AMBAC
	5.000% 06/01/20	1,065,000	1,130,274
NC Concord
	Series 2001 A,
	Insured: MBIA
	5.000% 06/01/17	1,490,000	1,571,950
NC Craven County
	Series 2007,
	Insured: MBIA:
	5.000% 06/01/18	2,825,000	3,050,746
	5.000% 06/01/19	1,825,000	1,959,557
NC Dare County
	Series 2005,
	Insured: FGIC
	5.000% 06/01/20	3,005,000	3,156,723
NC Gaston County
	Series 2005,
	Insured: MBIA
	5.000% 12/01/15	1,350,000	1,470,609
NC Greenville
	Series 2004,
	Insured: AMBAC
	5.250% 06/01/22	2,180,000	2,307,508
NC Henderson County
	Series 2006 A,
	Insured: AMBAC
	5.000% 06/01/16	1,060,000	1,153,407
NC Randolph County
	Series 2004,
	Insured: FSA
	5.000% 06/01/14	1,640,000	1,771,725
NC Sampson County
	Series 2006,
	Insured: FSA
	5.000% 06/01/16	1,000,000	1,088,120

5

		Par ($)	Value ($)
NC Wilmington
	Series 2006 A,
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
	5.000% 06/01/17	1,005,000	1,086,033
Local Appropriated Total			25,298,943
Local General Obligations – 13.1%
NC Cabarrus County
	Series 2006:
	5.000% 03/01/15	1,000,000	1,097,830
	5.000% 03/01/16	1,000,000	1,103,240
NC Charlotte
	Series 2002 C:
	5.000% 07/01/20	1,570,000	1,661,908
	5.000% 07/01/22	1,265,000	1,325,113
NC Craven County
	Series 2002,
	Insured: AMBAC
	5.000% 05/01/19	1,000,000	1,060,360
NC Cumberland County
	Series 1998,
	Insured: FGIC
	5.000% 03/01/17	1,000,000	1,022,910
NC Forsyth County
	Series 2003 B,
	4.750% 03/01/22	1,945,000	2,005,062
NC Gaston County
	Series 2002,
	Insured: AMBAC
	5.250% 06/01/20	1,500,000	1,612,995
NC High Point
	Series 2002,
	Insured: MBIA
	4.500% 06/01/14	1,275,000	1,345,329
NC Iredell County
	Series 2006,
	5.000% 02/01/19	2,420,000	2,608,179
NC Mecklenburg County
	Series 1993,
	6.000% 04/01/11	1,000,000	1,088,300
NC New Hanover County
	Series 2001:
	4.600% 06/01/14	1,750,000	1,842,470
	5.000% 06/01/17	2,000,000	2,140,000
NC Orange County
	Series 2005 A,
	5.000% 04/01/22	2,000,000	2,128,100

6

		Par ($)	Value ($)
NC Wilmington
	Series 1997 A,
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Insured: FGIC
	5.000% 04/01/11	460,000	469,876
Local General Obligations Total			22,511,672
Special Non-Property Tax – 4.2%
NC Charlotte Storm Water Fee
	Series 2006,
	5.000% 06/01/17	1,120,000	1,228,013
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: MBIA
	5.500% 07/01/18	3,500,000	3,889,410
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/22	2,000,000	2,202,340
Special Non-Property Tax Total			7,319,763
State General Obligations – 5.0%
NC State
	Series 2001 A,
	4.750% 03/01/14	5,000,000	5,279,500
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/22	2,000,000	2,264,540
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	1,000,000	1,111,740
State General Obligations Total			8,655,780
TAX-BACKED TOTAL			63,786,158
TRANSPORTATION – 0.6%
Airports – 0.6%
NC Charlotte
	Series 1999 B, AMT,
	Insured: MBIA
	6.000% 07/01/24	1,000,000	1,037,670
Airports Total			1,037,670
TRANSPORTATION TOTAL			1,037,670
UTILITIES – 10.3%
Joint Power Authority – 3.9%
NC Eastern Municipal Power Agency
	Series 1993 B,
	Insured: FGIC
	6.000% 01/01/22	3,000,000	3,553,200

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – (continued)
	Series 2005,
	Insured: AMBAC
	5.250% 01/01/20	3,000,000	3,235,410
Joint Power Authority Total			6,788,610
Municipal Electric – 2.2%
NC Greenville Utilities Commission
	Series 2000 A,
	Insured: MBIA
	5.500% 09/01/19	1,000,000	1,032,920
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 TT,
	5.000% 07/01/22	1,000,000	1,012,830
PR Electric Power Authority
	Series 2007 VV,
	Insured: MBIA
	5.250% 07/01/25	1,690,000	1,812,609
Municipal Electric Total			3,858,359
Water & Sewer – 4.2%
NC Greensboro City
	Series 2006,
	5.250% 06/01/17	2,000,000	2,251,660
NC Raleigh
	Series 2006 A,
	5.000% 03/01/16	1,500,000	1,652,625
NC Winston Salem
	Series 2007 A,
	5.000% 06/01/19	3,000,000	3,272,730
Water & Sewer Total			7,177,015
UTILITIES TOTAL			17,823,984

	Total Municipal Bonds (Cost of $159,856,883)		163,567,364

		Shares
Investment Company – 4.2%
	Columbia Tax Exempt Reserves, Capital Class (c)(d) (7 day net yield of 3.290%)	7,244,127	7,244,127

	Total Investment Company (Cost of $7,244,127)		7,244,127

8

Total Investments – 99.2% (Cost of $167,101,010)(e)(f)	$170,811,491

Other Assets & Liabilities, Net – 0.8%	1,348,225

Net Assets – 100.0%	$172,159,716

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	A portion of this security with a market value of $326,433 is pledged as collateral for open futures contracts.

(c)	Investments in affiliates during the nine months ended December 31, 2007: Security name: Columbia Tax-Exempt Reserves. Capital Class (7 day net yield of 3.290%)

Shares as of 03/31/07:	2,131,319
Shares purchased:	51,517,278
Shares sold:	(46,404,470)
Shares as of 12/31/07:	7,244,127
Net realized gain/loss:	$—
Dividend income earned:	$115,308
Value at end of period:	$7,244,127

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e)	Cost for federal income tax purposes is $167,101,010.

(f)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$4,720,376	$(1,009,895)	$3,710,481

9

At December 31, 2007, the Fund held the following open short futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	122	$13,833,656	$13,817,683	Mar-2008	$(15,973)

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Assurance, Inc.

10

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 31.1%
COMMUNICATIONS – 4.0%
Media – 0.9%
Comcast Corp.
	5.850% 01/15/10	2,500,000	2,559,490
Jones Intercable, Inc.
	7.625% 04/15/08(a)	1,875,000	1,886,066
Time Warner Entertainment Co. LP
	7.250% 09/01/08(a)	3,785,000	3,835,799
Media Total			8,281,355
Telecommunication Services – 3.1%
AT&T, Inc.
	4.125% 09/15/09	6,000,000	5,961,846
Deutsche Telekom International Finance BV
	3.875% 07/22/08(a)	5,250,000	5,211,665
Sprint Capital Corp.
	6.375% 05/01/09	3,750,000	3,768,911
Telecom Italia Capital SA
	4.000% 01/15/10	3,660,000	3,584,728
Verizon Global Funding Corp.
	4.000% 01/15/08	5,175,000	5,172,925
Vodafone Group PLC
	7.750% 02/15/10(a)	4,475,000	4,720,628
Telecommunication Services Total			28,420,703
COMMUNICATIONS TOTAL			36,702,058
CONSUMER CYCLICAL – 1.2%
Auto Manufacturers – 0.4%
DaimlerChrysler NA Holding Corp.
	4.750% 01/15/08	3,950,000	3,949,135
Auto Manufacturers Total			3,949,135
Retail – 0.8%
Wal-Mart Stores, Inc.
	6.875% 08/10/09	6,750,000	7,054,540
Retail Total			7,054,540
CONSUMER CYCLICAL TOTAL			11,003,675
CONSUMER NON-CYCLICAL – 1.9%
Beverages – 0.6%
Coca-Cola Enterprises, Inc.
	5.750% 11/01/08(a)	1,275,000	1,285,750

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Beverages – (continued)
Diageo Capital PLC
	4.375% 05/03/10	4,530,000	4,517,592
Beverages Total			5,803,342
Food – 0.9%
ConAgra Foods, Inc.
	7.875% 09/15/10	3,796,000	4,074,444
Fred Meyer, Inc.
	7.450% 03/01/08	1,000,000	1,003,503
Kraft Foods, Inc.
	5.625% 08/11/10	3,100,000	3,186,918
Food Total			8,264,865
Healthcare Services – 0.4%
UnitedHealth Group, Inc.
	4.125% 08/15/09	3,515,000	3,494,152
Healthcare Services Total			3,494,152
CONSUMER NON-CYCLICAL TOTAL			17,562,359
ENERGY – 0.9%
Oil & Gas – 0.6%
USX Corp.
	6.850% 03/01/08	5,550,000	5,567,077
Oil & Gas Total			5,567,077
Pipelines – 0.3%
TransCanada Pipelines Ltd.
	6.125% 02/19/10	2,500,000	2,617,248
Pipelines Total			2,617,248
ENERGY TOTAL			8,184,325
FINANCIALS – 17.7%
Banks – 4.2%
Barclays Bank PLC
	7.400% 12/15/09	765,000	809,322
Fifth Third Bank
	4.200% 02/23/10	6,275,000	6,220,156
Marshall & Ilsley Corp.
	4.375% 08/01/09(a)	6,089,000	6,029,998
Mellon Funding Corp.
	6.375% 02/15/10	3,360,000	3,485,432
PNC Funding Corp.
	4.500% 03/10/10(a)	4,000,000	3,986,188

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Regions Financial Corp.
	4.500% 08/08/08	2,385,000	2,375,734
SunTrust Banks, Inc.
	4.250% 10/15/09	5,525,000	5,478,209
U.S. Bancorp
	3.125% 03/15/08	5,000,000	4,978,645
Wells Fargo & Co.
	3.120% 08/15/08	5,200,000	5,129,218
Banks Total			38,492,902
Diversified Financial Services – 9.6%
American Express Centurion Bank
	4.375% 07/30/09	1,000,000	995,624
	5.200% 11/26/10(a)	5,550,000	5,623,282
Bear Stearns Co., Inc.
	4.550% 06/23/10(a)	4,425,000	4,278,811
Capital One Bank
	5.750% 09/15/10	4,650,000	4,651,065
CIT Group, Inc.
	4.250% 02/01/10	3,885,000	3,737,980
Citigroup, Inc.
	4.250% 07/29/09(a)	10,000,000	9,925,620
Countrywide Home Loans, Inc.
	4.125% 09/15/09(a)	4,625,000	3,392,525
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	6,600,000	6,683,609
General Electric Capital Corp.
	4.250% 01/15/08	6,225,000	6,224,297
Goldman Sachs Group, Inc.
	4.500% 06/15/10	6,135,000	6,114,822
HSBC Finance Corp.
	6.400% 06/17/08	5,725,000	5,751,701
JPMorgan & Co.
	6.000% 01/15/09(a)	8,250,000	8,333,284
JPMorgan Chase & Co.
	3.800% 10/02/09(a)	2,500,000	2,466,695
Lehman Brothers Holdings, Inc.
	3.950% 11/10/09	5,365,000	5,229,432
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	4,500,000	4,441,356
Morgan Stanley
	3.875% 01/15/09	5,400,000	5,344,456

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
SLM Corp.
	4.000% 01/15/09	4,000,000	3,853,472
Diversified Financial Services Total			87,048,031
Insurance – 1.9%
Allstate Corp.
	7.200% 12/01/09	4,000,000	4,216,656
American International Group, Inc.
	2.875% 05/15/08	8,885,000	8,795,084
Genworth Financial, Inc.
	4.750% 06/15/09(a)	4,010,000	4,012,598
Insurance Total			17,024,338
Real Estate Investment Trusts (REITs) – 0.5%
Simon Property Group LP
	4.875% 03/18/10	4,350,000	4,355,163
Real Estate Investment Trusts (REITs) Total			4,355,163
Savings & Loans – 1.5%
Washington Mutual, Inc.
	4.000% 01/15/09	4,600,000	4,331,576
Western Financial Bank
	9.625% 05/15/12	9,050,000	9,733,664
Savings & Loans Total			14,065,240
FINANCIALS TOTAL			160,985,674
INDUSTRIALS – 2.2%
Aerospace & Defense – 0.6%
Boeing Capital Corp., Ltd.
	7.375% 09/27/10(a)	3,526,000	3,785,309
United Technologies Corp.
	6.500% 06/01/09	1,000,000	1,034,296
Aerospace & Defense Total			4,819,605
Machinery – 1.1%
Caterpillar Financial Services Corp.
	4.300% 06/01/10	5,455,000	5,435,302
John Deere Capital Corp.
	4.875% 03/16/09	4,650,000	4,659,212
Machinery Total			10,094,514

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Miscellaneous Manufacturing – 0.2%
3M Co.
	5.125% 11/06/09(a)	1,850,000	1,889,771
Miscellaneous Manufacturing Total			1,889,771
Transportation – 0.3%
Union Pacific Corp.
	3.875% 02/15/09	2,825,000	2,800,917
Transportation Total			2,800,917
INDUSTRIALS TOTAL			19,604,807
TECHNOLOGY – 0.8%
Computers – 0.6%
International Business Machines Corp.
	3.800% 02/01/08	5,815,000	5,811,011
Computers Total			5,811,011
Office/Business Equipment – 0.2%
Pitney Bowes Credit Corp.
	5.750% 08/15/08	1,525,000	1,531,137
Office/Business Equipment Total			1,531,137
TECHNOLOGY TOTAL			7,342,148
UTILITIES – 2.4%
Electric – 2.0%
American Electric Power Co., Inc.
	5.375% 03/15/10(a)	4,740,000	4,807,877
Commonwealth Edison Co.
	3.700% 02/01/08	4,325,000	4,319,511
Dominion Resources, Inc.
	5.687% 05/15/08(b)	4,140,000	4,149,149
National Rural Utilities Cooperative Finance Corp.
	5.750% 08/28/09	4,850,000	4,940,215
Electric Total			18,216,752
Gas – 0.4%
Sempra Energy
	4.750% 05/15/09	3,810,000	3,804,072
Gas Total			3,804,072
UTILITIES TOTAL			22,020,824

	Total Corporate Fixed-Income Bonds & Notes (cost of $283,623,566)		283,405,870

5

		Par ($)	Value ($)
Collateralized Mortgage Obligations – 29.7%
AGENCY – 7.4%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	2,838,698	2,809,480
	5.500% 11/15/21	10,050,316	10,193,786
	5.500% 12/15/26	10,468,103	10,562,140
	5.500% 10/15/27	4,295,920	4,359,253
	5.500% 12/15/27	11,777,291	11,946,601
	6.000% 06/15/25	4,540,601	4,604,694
	6.000% 03/15/28	4,900,182	4,978,846
	6.000% 06/15/31	353,178	356,962
	7.000% 06/15/22	117,531	117,339
	I.O.:
	5.500% 01/15/23	64,564	171
	5.500% 05/15/27	554,144	29,027
Federal National Mortgage Association
	(c) 05/25/23	1,295,000	1,046,648
	5.000% 04/25/31	2,823,676	2,825,675
	5.500% 02/25/28	3,245,068	3,242,476
Government National Mortgage Association
	4.500% 08/20/35	670,000	666,890
	5.000% 05/16/27	364,476	366,773
	5.000% 06/20/28	9,620,000	9,637,312
AGENCY TOTAL			67,744,073
NON - AGENCY – 22.3%
Bank of America Mortgage Securities
	5.250% 02/25/18(d)	714,413	722,113
Bear Stearns Adjustable Rate Mortgage Trust
	3.536% 06/25/34(b)	4,153,400	4,101,320
Chase Mortgage Finance Corp.
	6.022% 03/25/37(b)	887,229	883,173
Countrywide Alternative Loan Trust
	5.250% 08/25/35	7,257,816	7,212,474
	5.265% 03/25/34(b)	581,725	572,331
Countrywide Home Loan Mortgage Pass Through Trust
	5.365% 03/25/34(b)	3,346,680	3,324,350
	5.500% 09/25/35	25,960,733	25,138,518
Credit Suisse Mortgage Capital Certificates
	5.750% 02/25/36	9,855,691	9,833,010

6

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
GMAC Mortgage Corporation Loan Trust
	5.365% 05/25/18(b)	2,554,371	2,539,749
JPMorgan Mortgage Trust
	5.715% 04/25/37(b)	12,858,063	12,843,748
	5.752% 04/25/36(b)	16,252,867	16,183,756
	6.045% 10/25/36(b)	16,941,648	16,986,273
MASTR Asset Securitization Trust
	5.750% 05/25/36	14,532,640	14,639,090
PNC Mortgage Securities Corp.
	(c) 04/28/27	4,667	4,655
Residential Accredit Loans, Inc.
	5.465% 07/25/32(b)	38,575	38,512
SACO I, Inc.
	7.000% 08/25/36(e)	161,268	160,562
Structured Adjustable Rate Mortgage Loan Trust
	5.798% 07/25/36(b)	5,314,837	5,240,169
Structured Asset Securities Corp.
	5.500% 05/25/33	312,379	310,656
	5.500% 07/25/33	211,395	199,272
	5.750% 04/25/33	2,007,498	1,971,127
Washington Mutual Mortgage Pass-Through Certificates
	5.500% 10/25/35	3,509,511	3,502,028
	6.072% 10/25/36(b)	10,243,524	10,213,796
	5.647% 11/25/36(b)	15,787,812	15,707,231
	5.543% 01/25/37(b)	21,416,025	21,444,144
	5.880% 07/25/37(b)	12,573,570	12,547,194
Wells Fargo Mortgage Backed Securities Trust
	4.500% 08/25/18	1,974,062	1,963,189
	4.958% 09/25/35(b)	4,949,959	4,903,739
	5.240% 04/25/36(b)	7,375,731	7,359,090
	5.250% 08/25/33	2,711,666	2,697,289
NON - AGENCY TOTAL			203,242,558

	Total Collateralized Mortgage Obligations (cost of $271,158,706)		270,986,631

		Par ($)	Value ($)
Government & Agency Obligations – 10.7%
FOREIGN GOVERNMENT OBLIGATIONS – 2.1%
Morocco Government AID Bond
	4.719% 05/01/23(b)	1,027,500	1,039,357

7

Province of Quebec
	5.000% 07/17/09(a)	6,655,000	6,757,953
Svensk Exportkredit AB
	5.000% 05/22/09(a)	4,915,000	4,999,199
United Mexican States
	4.625% 10/08/08(a)	6,000,000	5,970,000
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			18,766,509
U.S. GOVERNMENT AGENCIES – 6.1%
Federal Home Loan Bank
	5.125% 08/08/08(a)(f)	1,000,000	1,004,546
Federal Home Loan Mortgage Corp.
	6.625% 09/15/09	20,500,000	21,515,672
Federal National Mortgage Association
	4.000% 09/02/08	26,350,000	26,299,909
	5.000% 04/20/09(b)	1,835,000	1,863,098
	7.125% 06/15/10(a)	4,200,000	4,543,917
U.S. GOVERNMENT AGENCIES TOTAL			55,227,142
U.S. GOVERNMENT OBLIGATIONS – 2.5%
U.S. Treasury Inflation Indexed Bonds
	3.500% 01/15/11(a)	6,512,116	7,003,578
U.S. Treasury Notes
	3.500% 02/15/10(a)	4,500,000	4,539,024
	4.875% 08/31/08(a)	11,500,000	11,600,625
U.S. GOVERNMENT OBLIGATIONS TOTAL			23,143,227

	Total Government & Agency Obligations (cost of $96,025,571)		97,136,878
Mortgage-Backed Securities – 10.7%
Federal Home Loan Mortgage Corp.
	4.000% 05/01/11	3,935,571	3,873,271
	4.500% 10/01/14	11,683,550	11,732,143
	4.500% 11/01/20	2,897,532	2,847,393
	4.500% 03/01/21	6,578,485	6,468,051
	5.500% 05/01/17	146,792	148,861
	5.500% 09/01/17	522,699	530,068
	5.500% 12/01/17	2,566,083	2,602,259
	5.500% 01/01/19	12,901	13,069

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	5.500% 07/01/19	501,236	507,766
	5.500% 02/01/21	13,460,807	13,625,590
	5.500% 08/01/21	35,641,417	36,077,726
	6.000% 03/01/17	68,522	70,171

8

	6.000% 04/01/17	75,350	77,162
	6.000% 06/01/17	4,939	5,058
	6.000% 08/01/17	208,396	213,409
	6.000% 09/01/21	788,845	806,990
	7.500% 09/01/15	97,858	102,414
	8.500% 07/01/30	46,298	49,676
Federal National Mortgage Association
	4.500% 11/01/14	2,658,454	2,666,440
	5.500% 11/01/21	11,068,748	11,213,619
	6.000% 03/01/09	140,647	142,679
	6.000% 05/01/09	28,590	29,003
	6.500% 03/01/12	28,424	29,268
	7.500% 08/01/15	59,101	61,530
	8.000% 05/01/15	100,817	106,200
	8.000% 08/01/30	25,137	26,836
	8.000% 05/01/31	54,469	58,152
	8.000% 07/01/31	39,868	42,558
	9.000% 04/01/16	118,160	121,928
Government National Mortgage Association
	6.375% 04/20/22(b)	2,015,112	2,036,225
	6.375% 06/20/29(b)	407,612	412,054
	6.500% 09/15/13	49,532	51,325
	6.500% 03/15/32	3,443	3,570
	6.500% 11/15/33	369,319	382,675
	7.000% 11/15/13	63,088	65,767
	7.000% 04/15/29	61,616	65,375
	7.000% 08/15/29	3,852	4,087
Small Business Administration
	5.125% 06/25/22(b)	209,235	209,283

	Total Mortgage-Backed Securities (cost of $96,040,070)		97,479,651
Asset-Backed Securities – 10.6%
ABFS Mortgage Loan Trust
	4.428% 12/15/33	7,409	7,358
AmeriCredit Automobile Receivables Trust
	4.050% 02/06/10	2,445,967	2,439,345
Amresco Residential Securities Mortgage Loan Trust

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
	5.345% 07/25/28(b)	14,774	14,289
Cityscape Home Equity Loan Trust
	7.380% 07/25/28	186,917	186,255
	7.410% 05/25/28	43,950	43,810

9

CNH Equipment Trust
	4.990% 10/15/10	14,021,000	14,062,387
First Alliance Mortgage Loan Trust
	6.680% 06/25/25	107,984	107,639
	8.225% 09/20/27	293,139	292,388
First Plus Home Loan Trust
	7.720% 05/10/24	39,209	38,431
GE Equipment Midticket LLC
	4.530% 06/14/11	3,000,000	2,968,560
GMAC Mortgage Corporation Loan Trust
	3.970% 09/25/34(b)	258,156	256,629
Harley-Davidson Motorcycle Trust
	5.100% 05/15/12	4,500,000	4,523,831
Honda Auto Receivables Owner Trust
	5.250% 08/18/09	2,208,286	2,210,928
IMC Home Equity Loan Trust
	7.080% 08/20/28	37,791	37,684
	7.310% 11/20/28	205,695	205,112
	7.500% 04/25/26	183,543	182,871
	7.520% 08/20/28	528,954	527,455
Long Beach Auto Receivables Trust
	2.841% 07/15/10	2,994,989	2,965,591
	4.972% 10/15/11	5,000,000	4,997,278
Navistar Financial Corp. Owner Trust
	3.250% 10/15/10	2,130,776	2,127,912
Nissan Auto Lease Trust
	5.200% 05/17/10	1,100,000	1,102,941
Novastar Home Equity Loan
	5.255% 05/25/33(b)	3,266,556	3,159,615
Onyx Acceptance Grantor Trust
	3.890% 02/15/11	191,174	190,235
Residential Asset Mortgage Products, Inc.
	5.205% 03/25/33(b)	411,092	370,993
Residential Funding Mortgage Securities II, Inc.
	4.760% 07/25/28	2,180,000	2,115,141
	5.155% 08/25/33(b)	33,909	33,261

10

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
SLM Student Loan Trust
	5.051% 03/15/17(b)	2,649,701	2,639,103
	5.071% 12/15/20(b)	9,415,000	9,415,000
Terwin Mortgage Trust
	5.315% 07/25/34(b)	964,392	956,825
UPFC Auto Receivables Trust
	5.010% 08/15/12	5,200,000	5,238,842
USAA Auto Owner Trust
	4.130% 11/15/11	3,245,000	3,232,895
	4.170% 02/15/11	12,250,000	12,194,267
Wachovia Auto Loan Owner Trust
	5.080% 04/20/12(e)	9,500,000	9,582,388
WFS Financial Owner Trust
	2.810% 08/22/11	7,599,773	7,591,855
	3.540% 11/21/11	870,623	867,357

	Total Asset-Backed Securities (cost of $96,470,790)		96,886,471
Commercial Mortgage-Backed Securities – 6.3%
CS First Boston Mortgage Securities Corp.
	3.727% 03/15/35	766,670	746,489
	4.512% 07/15/37	1,000,000	988,211
	6.480% 05/17/40	10,474,103	10,494,925
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.914% 07/12/37	8,010,996	8,049,705
	5.538% 02/12/49	14,567,089	14,708,280
	5.651% 06/15/49	2,815,401	2,847,101
LB-UBS Commercial Mortgage Trust
	5.642% 12/15/25	6,224,410	6,303,046
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.825% 12/15/30(b)	12,183,404	158,049
Morgan Stanley Capital I
	4.690% 06/13/41	1,410,000	1,410,976
	5.257% 12/15/43	4,885,808	4,903,841
Nomura Asset Securities Corp.
	6.590% 03/15/30	3,020,632	3,027,644
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	1,281,730	1,290,548

11

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
Prudential Securities Secured Financing Corp.
	6.480% 11/01/31	2,191,108	2,202,980

	Total Commercial Mortgage-Backed Securities (cost of $57,760,916)		57,131,795

		Shares
Securities Lending Collateral – 6.0%
	State Street Navigator Securities Lending Prime Portfolio (g) (7 day yield of 4.817%)	54,875,041	54,875,041

	Total Securities Lending Collateral (cost of $54,875,041)		54,875,041

		Par ($)
Short-Term Obligation – 1.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08 at 2.960%, collateralized by a U.S. Government Agency Obligation maturing 06/15/27, market value $16,532,381 (repurchase proceeds $16,209,665)	16,207,000	16,207,000

	Total Short-Term Obligation (cost of $16,207,000)		16,207,000

	Total Investments – 106.9% (cost of $972,161,660)(h)(i)		974,109,337

	Other Assets & Liabilities, Net – (6.9)%		(63,516,086)

	Net Assets – 100.0%		910,593,251

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at December 31, 2007. The total market value of securities on loan at December 31, 2007 is $53,774,762.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(c)	Zero coupon bond.

12

(d)	Investments in affiliates during the nine months ended December 31, 2007:

Security name: Bank of America Mortgage Securities, 5.250% 02/25/18
Par as of 03/31/07:	$941,027
Par sold:	$226,614
Par as of 12/31/07:	$714,413
Net realized loss:	$(3,391)
Interest income earned:	$31,707
Value at end of period:	$722,113

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid, amounted to $9,742,950, which represents 1.1% of net assets.

(f)	The security or a portion of the security is pledged as collateral for open futures contracts. At December 31, 2007, the total market value of securities pledged amounted to $200,909.

(g)	Investment made with cash collateral received from securities lending activity.

(h)	Cost for federal income tax purposes is $972,161,660.

(i)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$6,200,377	$(4,252,700)	$1,947,677

At December 31, 2007, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
2 Year U.S. Treasury Note	205	$43,101,250	$43,055,588	Mar-2008	$45,662

Acronym	Name

I.O.	Interest Only

13

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Short-Term Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.0%
EDUCATION – 13.9%
Education – 13.9%
FL Board of Education
	Series 2003 I,
	5.000% 06/01/10	9,420,000	9,822,705
FL Palm Beach County School Board
	Series 2002 E,
	Insured: AMBAC
	5.250% 08/01/12	7,625,000	8,177,965
FL Pasco County School District Sales Tax Revenue
	Series 2007,
	Insured: FSA
	5.000% 10/01/10	4,500,000	4,717,440
FL St Lucie County School District Sales Tax Revenue
	Series 2006,
	Insured: FGIC
	5.000% 10/01/09	1,000,000	1,029,830
FL University Athletic Association, Inc.
	Series 2006,
	3.800% 10/01/31(a)	3,510,000	3,551,488
MI Municipal Bond Authority
	Series 2002,
	5.250% 06/01/09	7,500,000	7,723,725
MO St. Louis County Rockwood School District Number R-6
	Series 2001,
	5.250% 02/01/11	3,500,000	3,718,190
NV Clark County School District
	Series 2003 D,
	Insured: MBIA
	5.250% 06/15/10	4,000,000	4,197,920
PA University Pittsburgh Of The Commonwealth Systems Of Higher Education
	Panthers,
	Series 2007,
	5.000% 08/01/10	3,500,000	3,657,990
SC Educational Facilities Authority
	Wofford College,
	Series 2007 B,
	3.880% 04/01/27(a)	4,680,000	4,687,067

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
TX University of Texas Permanent University Fund
	Series 2006,
	5.000% 07/01/09	5,795,000	5,960,331
Education Total			57,244,651
EDUCATION TOTAL			57,244,651
HEALTH CARE – 0.3%
Nursing Homes – 0.3%
CO Health Facilities Authority
	Evangelical Lutheran Foundation,
	Series 2004 B,
	3.750% 06/01/34(a)	1,500,000	1,501,230
Nursing Homes Total			1,501,230
HEALTH CARE TOTAL			1,501,230
HOUSING – 10.7%
Assisted Living/Senior – 1.0%
TN Memphis Health Educational & Housing Facility Board
	Uptown Senior Housing Development,
	Series 2006, AMT,
	GTY AGMT: Transamerica Life Insurance
	3.103% 05/03/10(a)	4,000,000	4,000,000
Assisted Living/Senior Total			4,000,000
Multi-Family – 5.3%
CA Housing Finance Agency
	Series 2002 M, AMT,
	SPA: Bank of Nova Scotia
	3.700% 02/01/25	5,800,000	5,800,000
GA Clayton County Housing Authority
	GCC Ventures LLC,
	Series 2001,
	Guarantor: FNMA
	4.350% 12/01/31(a)	3,160,000	3,254,990
KS Development Finance Authority
	Series 2004 F,
	Insured: AMBAC
	5.250% 10/01/11	2,250,000	2,410,830
KY Housing Corp.
	Clarksdale Rental III Limited,
	Series 2007, AMT,
	LOC: JPMorgan Chase Bank
	4.000% 09/01/09	4,400,000	4,428,248
LA Housing Finance Agency
	Series 2006, AMT,
	GTY AGMT: Depfa Bank PLC:
	4.201% 12/01/41(a)	700,000	700,000
	4.214% 12/01/37(a)	5,300,000	5,300,000
Multi-Family Total			21,894,068

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – 4.4%
KT Housing Corp.
	Series 2005 B,
	4.380% 01/01/09(a)	5,000,000	5,000,000
ND Housing Finance Agency Revenue
	Home Mortgage Finance,
	Series 2007 C, AMT,
	4.250% 10/08/08	10,000,000	10,059,800
NY Mortgage Agency
	Series 2006 136,
	3.980% 10/01/17(a)	3,000,000	3,005,370
Single-Family Total			18,065,170
HOUSING TOTAL			43,959,238
INDUSTRIALS – 2.4%
Oil & Gas Services – 2.4%
GA Main Street Natural Gas, Inc.
	Series 2007 B,
	LOC: Merrill Lynch & Co., Inc.
	5.000% 03/15/09	5,000,000	5,054,450
TX Municipal Gas Acquisition & Supply Corp. Il Gas Supply Revenue
	Series 2007, AMT,
	3.744% 09/15/10(a)	5,000,000	4,965,900
Oil & Gas Services Total			10,020,350
INDUSTRIALS TOTAL			10,020,350
OTHER – 15.5%
Pool/Bond Bank – 0.8%
FL St. Petersburg Public Improvement Revenue
	Series 2001,
	Insured: MBIA
	5.000% 02/01/10	3,035,000	3,147,781
Pool/Bond Bank Total			3,147,781
Refunded/Escrowed(b) – 14.1%
AL Daphne Special Care Facilities Financing Authority
	Series 1988 A,
	Pre-refunded 08/15/08,
	(c) 08/15/28	2,700,000	2,648,484
CA Statewide Communities Development Authority
	Corp. Fund for Housing,
	Series1999 A,
	Pre-refunded 12/01/09,
	6.500% 12/01/29	11,785,000	12,780,950

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
GA Atlanta Airport Facilities
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/30	6,955,000	7,348,097
GA State
	Series 1994 B,
	Escrowed to Maturity,
	5.250% 03/01/09	100,000	102,556
LA State
	Series 2000 A,
	Pre-refunded 11/15/10,
	Insured: FGIC
	5.250% 11/15/17	5,005,000	5,295,540
MS State
	Capital Improvements,
	Series 2002,
	Pre-refunded 11/01/12,
	Insured: FGIC
	5.250% 11/01/13	7,925,000	8,620,894
OK Development Finance Authority
	Hillcrest Health Medical Center,
	Series 1999,
	Pre-refunded 08/15/09,
	5.625% 08/15/29	14,500,000	15,209,920
SC Greenville County School District
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/16	5,475,000	6,148,480
TX North Texas Tollway Authority
	Series 2003 C,
	Pre-refunded 07/01/08,
	Insured: FSA
	5.000% 01/01/18(a)	45,000	45,448
Refunded/Escrowed Total			58,200,369
Tobacco – 0.6%
VA Tobacco Settlement Financing Corp.
	Series 2005,
	4.000% 06/01/13	2,471,000	2,479,154
Tobacco Total			2,479,154
OTHER TOTAL			63,827,304
TAX-BACKED – 31.7%
Local Appropriated – 11.2%
DC Certificates of Participation
	Series 2006,
	5.000% 01/01/08	2,570,000	2,570,000
FL Hurricane Catastrophe Fund
	Series 2006 A,
	5.000% 07/01/10	18,450,000	19,201,284

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
MN City of Minneapolis
	Series 2007,
	5.000% 12/01/08	5,000,000	5,092,800
OR Department of Administrative Services
	Series 2002 B,:
	Insured: FSA
	5.250% 05/01/15	6,020,000	6,454,885
	Insured: MBIA
	5.250% 05/01/16	6,085,000	6,509,429
	Series 2004 A,
	Insured: FSA
	5.000% 04/01/11	5,010,000	5,292,363
SC Town of Newberry
	Series 2005,:
	4.000% 12/01/08	300,000	299,352
	5.000% 12/01/09	600,000	608,178
Local Appropriated Total			46,028,291
Local General Obligations – 1.2%
MD County of Prince Georges
	Series 2006,
	5.000% 09/15/10	4,900,000	5,147,401
Local General Obligations Total			5,147,401
Special Non-Property Tax – 1.7%
AR Fayetteville
	Series 2005 B,
	Insured: MBIA
	4.000% 12/01/11	6,830,000	7,024,450
Special Non-Property Tax Total			7,024,450
State Appropriated – 0.3%
LA Facilities Authority Revenue
	Hurricane Recovery Program
	Series 2007
	Insured: AMBAC
	5.000% 06/01/11	1,000,000	1,056,470
State Appropriated Total			1,056,470
State General Obligations – 17.3%
DC District Columbia
	Series 2007 C,
	4.000% 06/01/10	2,025,000	2,053,856
GA State
	Series 1994 B,
	5.250% 03/01/09	4,900,000	5,026,959
NJ State
	Series 2002,
	Insured:FGIC
	5.250% 08/01/09	8,415,000	8,700,100
NY New York
	Series 2007 E,
	5.000% 08/01/10	5,000,000	5,213,750

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
OR State
	Series 2003,
	3.742% 06/01/08	2,000,000	1,995,060
PA State
	Series 2002,
	Insured: FSA
	5.000% 05/01/10	10,000,000	10,426,400
PR Commonwealth of Puerto Rico
	Series 2002 C,
	5.250% 07/01/08	6,470,000	6,526,936
	Series 2003 C,
	5.000% 07/01/18(a)	14,875,000	14,961,870
WA State
	Series 2007 C,
	5.000% 01/01/10	8,455,000	8,762,593
	Series 2007 D,
	4.500% 01/01/10	7,400,000	7,595,064
State General Obligations Total			71,262,588
TAX-BACKED TOTAL			130,519,200
TRANSPORTATION – 13.1%
Air Transportation – 3.8%
DC Washington Metropolitan Airport Authority
	Series 2007 B, AMT,
	Insured: AMBAC
	5.000% 10/01/11	5,000,000	5,245,900
OH Dayton Special Facilities
	Air Freight Corp.,
	Series 1996 D, AMT,
	6.200% 10/01/09	2,575,000	2,693,991
OH Dayton
	Emery Air Freight Corp.,:
	Series 1996 E,
	6.050% 10/01/09	2,000,000	2,091,820
	Series 1996 F,
	6.050% 10/01/09	3,000,000	3,137,730
TN Memphis Shelby County Airport Authority
	FedEx Corp.,
	Series 2001,
	5.000% 09/01/09	2,310,000	2,343,772
Air Transportation Total			15,513,213
Airports – 5.6%
FL Broward County Airport Systems Revenue
	Series 1998 G, AMT,
	Insured: AMBAC

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
	4.500% 10/01/11	3,300,000	3,351,150
NV Clark County Airport
	Series 2006 A,
	Insured: AMBAC
	5.000% 07/01/10	6,750,000	7,018,245
PA Philadelphia Industrial Development Authority
	Series 1998 A, AMT,
	Insured: FGIC:
	5.250% 07/01/09	3,410,000	3,471,141
	5.250% 07/01/12	5,000,000	5,092,900
	Series 2001 A, AMT,
	Insured: FGIC
	5.250% 07/01/09	4,085,000	4,182,591
Airports Total			23,116,027
Ports – 1.2%
NY Port Authority of New York & New Jersey
	Series 2001, AMT,
	5.000% 08/01/08	4,875,000	4,920,386
Ports Total			4,920,386
Toll Facilities – 2.5%
KY Turnpike Authority
	Series 2004 A,
	Insured: FGIC
	5.000% 07/01/10	5,000,000	5,207,250
LA Transportation Authority
	Series 2005,
	5.000% 09/01/09	5,000,000	5,132,400
Toll Facilities Total			10,339,650
TRANSPORTATION TOTAL			53,889,276
UTILITIES – 9.4%
Investor Owned – 1.2%
OH Hamilton County Local District
	Cinergy Corp.,
	Series 1998, AMT,
	4.600% 06/01/23(a)	5,000,000	5,014,250
Investor Owned Total			5,014,250
Municipal Electric – 7.6%
FL City of Palm Bay
	Series 2002,
	Insured: FSA
	5.250% 10/01/09	625,000	639,431
FL Kissimmee Utility Authority
	Series 2001 B,
	Insured: AMBAC
	5.000% 10/01/14	7,195,000	7,604,540

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
IN Angola Economic Development Revenue
	Pine Manor, Inc.,
	Series 2003, AMT,
	LOC: National City Bank of Indiana
	3.540% 08/01/23(a)	2,820,000	2,820,000
OH American Municipal Power, Inc.
	Series 2007 A,
	GTY AGMT: Goldman Sachs Group, Inc.
	5.000% 02/01/10	3,000,000	3,093,030
WA Energy Northwest
	Series 2006 A,
	5.000% 07/01/09	16,690,000	17,163,662
Municipal Electric Total			31,320,663
Water & Sewer – 0.6%
MS Business Finance Corp.,
	Waste Management, Inc.,
	Series 2002, AMT,
	4.400% 03/01/27(a)	2,375,000	2,347,949
Water & Sewer Total			2,347,949
UTILITIES TOTAL			38,682,862
	Total Municipal Bonds (cost of $395,941,037)		399,644,111

		Shares
Investment Company – 0.0%
	Columbia Tax-Exempt Reserves, Capital Class(d)(e) (7 day net yield of 3.290%)	6,000	6,000

	Total Investment Companies (cost of $6,000)		6,000

		Par ($)
Short-Term Obligations – 1.1%
VARIABLE RATE DEMAND NOTES – 1.1%
MI Royal Oak Hospital Finance Authority
	William Beaumont Hospital,
	Series 2006,
	Insured: AMBAC,
	SPA: Morgan Stanley Bank
	3.750% 01/01/20	5,000	5,000
MT Higher Education Student Assistance Corp.
	Series 2007 A, AMT,
	3.530% 12/01/42	3,000,000	3,000,000

8

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES – (continued)
NM Hurley Pollution Control Revenue
	BP PLC,
	Series 1985,
	3.750% 12/01/15	1,400,000	1,400,000
VARIABLE RATE DEMAND NOTES TOTAL			4,405,000

	Total Short-Term Obligations (cost of $4,405,000)		4,405,000

	Total Investments – 98.1% (cost of $400,352,037)(f)(g)		404,055,111

	Other Assets & Liabilities, Net – 1.9%		7,669,136

	Net Assets – 100.0%		411,724,247

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Zero coupon bond.

(d)	Investments in affiliates during the nine months ended December 31, 2007:

Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day net yield of 3.290%)

Shares as of 03/31/07:	2,397,000
Shares purchased:	100,102,250
Shares sold:	(102,493,250)
Shares as of 12/31/07:	6,000
Net realized gain/loss:	$—
Interest income earned:	$47,978
Value at end of period:	$6,000

9

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(f)	Cost for federal income tax purposes is $400,352,037.

(g)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$3,826,599	$(123,525)	$3,703,074

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand by Purchase Agreement

10

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Small Cap Growth Fund II

		Value ($)
Investment Company — 102.3%
Investment in Columbia Funds Master Investment Trust, LLC, Columbia Small Cap Growth Master Portfolio*		556,798,040

Total Investments	102.3%	556,798,040
Total Other Assets and Liabilities, Net	(2.3)%	(12,603,322)

Net Assets	100.0%	544,194,718

*

The investment portfolio of the Columbia Small Cap Growth Master Portfolio is included on Form N-Q of Columbia Funds Master Investment Trust, LLC. Columbia Small Cap Growth Fund II invests only in Columbia Small Cap Growth Master Portfolio. At December 31, 2007, Columbia Small Cap Growth Fund II owned 99.4% of Columbia Small Cap Growth Master Portfolio. Columbia Small Cap Growth Master Portfolio was invested in the following sectors at December 31, 2007:

% of
Sector	Net Assets
Information Technology	22.7
Health Care	20.6
Industrials	16.1
Consumer Discretionary	14.8
Financials	7.5
Energy	7.0
Materials	3.7
Consumer Staples	2.6
Telecommunication Services	1.2
Utilities	0.6
96.8
Investment Company	0.5
Short-Term Obligation	0.6
Other Assets & Liabilities, Net	2.1
100.0

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia South Carolina Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.1%
EDUCATION – 7.5%
Education – 7.5%
IL Educational Facilities Authority
	DePaul University,
	Series 2003 C,
	Insured: AMBAC
	5.000% 09/01/18	8,650,000	8,733,213
SC Educational Facilities Authority
	Wofford College,
	Series 2007 A,
	5.000% 04/01/36	1,000,000	985,040
SC Florence Darlington Commissions for Technical Education
	Series 2005 A,
	Insurer: MBIA:
	5.000% 03/01/18	1,725,000	1,844,042
	5.000% 03/01/20	1,905,000	2,019,053
Education Total			13,581,348
EDUCATION TOTAL			13,581,348
HEALTH CARE – 14.0%
Continuing Care Retirement – 1.6%
SC Jobs Economic Development Authority
	Episcopal Church Home,
	Series 2007:
	5.000% 04/01/15	525,000	532,933
	5.000% 04/01/16	600,000	606,420
	Lutheran Homes of South Carolina, Inc.,
	Series 2007,
	5.375% 05/01/21	1,000,000	937,020
	Wesley Commons,
	Series 2006,
	5.125% 10/01/26	1,000,000	871,710
Continuing Care Retirement Total			2,948,083
Hospitals – 12.4%
SC Charleston County Hospital Facility
	Care Alliance Health Services,
	Series 1999 A,
	Insured: FSA:
	5.000% 08/15/12	1,000,000	1,035,920
	5.125% 08/15/15	6,370,000	6,931,643
SC Horry County Hospital Facilities
	Conway Hospital,
	Series 1998,
	Insured: AMBAC:
	4.750% 07/01/10	1,100,000	1,118,832
	4.875% 07/01/11	1,200,000	1,220,616

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
SC Jobs Economic Development Authority
	Anderson Area Medical Center,
	Series 1999,
	Insured: FSA
	5.300% 02/01/14	4,375,000	4,505,856
	Georgetown Memorial Hospital,
	Series 2001,
	Insured: RAD
	5.250% 02/01/21	1,250,000	1,258,862
SC Lexington County Health Services District
	Lexmed, Inc.:
	Series 1997,
	Insured: FSA
	5.125% 11/01/21	3,000,000	3,089,280
	Series 2007,
	5.000% 11/01/17	2,230,000	2,319,468
SC Spartanburg County Health Services District
	Series 1997 B,
	Insured: MBIA
	5.125% 04/15/17	1,000,000	1,004,950
Hospitals Total			22,485,427
HEALTH CARE TOTAL			25,433,510
INDUSTRIALS – 3.1%
Forest Products & Paper – 3.1%
SC Georgetown County Environmental Control
	International Paper Co.,
	Series 1997 A, AMT,
	5.700% 10/01/21	500,000	501,350
SC Georgetown County Pollution Control
	International Paper Co.,
	Series 1999 A,
	5.125% 02/01/12	5,000,000	5,101,150
Forest Products & Paper Total			5,602,500
INDUSTRIALS TOTAL			5,602,500
OTHER – 9.6%
Other – 0.1%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	260,000	270,184
Other Total			270,184
Refunded/Escrowed(a) – 7.5%
SC Berkeley County Water & Sewer
	Series 2003,
	Pre-refunded 01/03/13,
	Insured: MBIA
	5.250% 06/01/19	845,000	924,430
SC Charleston County Hospital Facility

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	Series 1992,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 10/01/09	530,000	531,208
SC Jobs-Economic Development Authority
	Palmetto Health Alliance,
	Series 2000 A,
	Pre-refunded 12/12/10,
	7.125% 12/15/15	5,500,000	6,197,510
SC Lexington County Health Services District
	Lexington Medical Center,
	Series 2003,
	Pre-refunded 11/01/13,
	5.500% 11/01/23	2,000,000	2,211,520
SC Lexington Water & Sewer Authority
	Series 1997,
	Pre-refunded 10/01/14,
	Insured: RAD
	5.450% 04/01/19	2,000,000	2,085,760
SC Medical University of South Carolina
	Series 1999,
	Escrowed to Maturity,
	5.500% 07/01/09	1,575,000	1,631,401
Refunded/Escrowed Total			13,581,829
Tobacco – 2.0%
SC Tobacco Settlement Management Authority
	Series 2001 B,
	6.375% 05/15/28	3,500,000	3,556,210
Tobacco Total			3,556,210
OTHER TOTAL			17,408,223
RESOURCE RECOVERY – 3.1%
Resource Recovery – 3.1%
SC Charleston County Resources Recovery
	Foster Wheeler Charleston,
	Series 1997, AMT,
	Insured: AMBAC
	5.250% 01/01/10	4,000,000	4,130,960
SC Three Rivers Solid Waste Authority
	Series 2007:
	(b) 10/01/24	1,835,000	770,296
	(b) 10/01/25	1,835,000	721,339
Resource Recovery Total			5,622,595
RESOURCE RECOVERY TOTAL			5,622,595

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
TAX-BACKED – 30.6%
Local Appropriated – 16.0%
SC Berkeley County School District
	Series 2006:
	5.000% 12/01/21	2,000,000	2,035,920
	5.000% 12/01/22	3,545,000	3,598,352
SC Charleston County Certificates of Participation
	Series 2005,
	Insured: MBIA
	5.125% 06/01/17	2,470,000	2,666,809
SC Charleston Educational Excellence Financing Corp.
	Series 2006,
	5.000% 12/01/19	2,000,000	2,111,820
SC Dorchester County School District No. 002
	Series 2004,
	5.250% 12/01/29	1,000,000	1,012,670
	Series 2006,
	5.000% 12/01/30	1,000,000	983,880
SC Greenville County School District I
	Series 2003,
	5.250% 12/01/16	4,625,000	4,954,439
	Series 2006:
	5.000% 12/01/15	2,290,000	2,478,238
	Insured: FSA
	5.000% 12/01/15	500,000	540,745
SC Hilton Head Island Public Facilities Corp.
	Series 2006,
	Insured: MBIA
	5.000% 08/01/14	1,600,000	1,730,016
SC Newberry Investing in Educational School District
	Series 2005,
	5.250% 12/01/15	1,265,000	1,302,912
SC SCAGO Educational Facilities Corp. for Colleton School District
	Series 2006:
	Insured: Asset Guaranty
	5.000% 12/01/14	1,325,000	1,436,976
SC SCAGO Educational Facilities Corp. for Pickens County Project
	Insured: FSA:
	5.000% 12/01/11	1,500,000	1,591,230
	5.000% 12/01/23	2,500,000	2,624,600
Local Appropriated Total			29,068,607

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
Local General Obligations – 9.1%
IL Chicago
	Series 2001 A,
	Insured: MBIA
	5.500% 01/01/14	655,000	701,197
SC Anderson County School District No. 004
	Series 2005,
	Insured: FSA
	5.250% 03/01/19	1,115,000	1,222,620
SC Berkeley County School District
	Series 2006,
	Insured: FSA
	5.000% 01/15/18	3,000,000	3,306,000
SC Dorchester County
	Series 2006 A,
	Insurer: XLCA
	5.000% 05/01/15	1,000,000	1,088,610
SC Hilton Head Island Public Facilities Corp.
	Series 2005 A,
	Insured: AMBAC
	5.000% 12/01/17	1,960,000	2,130,755
SC Richland County School District No. 001
	Series 2001 A,
	5.250% 03/01/19	3,570,000	3,790,162
SC Spartanburg County School District No. 007
	Series 2001:
	5.000% 03/01/18	2,000,000	2,195,240
	5.000% 03/01/21	1,940,000	2,093,726
Local General Obligations Total			16,528,310
Special Non-Property Tax – 3.6%
IL Metropolitan Pier & Exposition Authority
	Series 2002 B,
	Insured: MBIA
	5.750% 06/15/23	2,000,000	2,176,200
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/22	2,505,000	2,758,431
SC Hilton Head Island Public Facilities Corp.
	Series 2002,
	Insured: MBIA
	5.250% 12/01/16	1,440,000	1,552,882
Special Non-Property Tax Total			6,487,513
State General Obligations – 1.9%
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/22	2,000,000	2,264,540

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	1,000,000	1,111,740
State General Obligations Total			3,376,280
TAX-BACKED TOTAL			55,460,710
TRANSPORTATION – 4.9%
Transportation – 4.9%
SC Transportation Infrastructure Bank
	Series 2005 A,
	Insured: FSA
	5.250% 10/01/20(c)	7,880,000	8,780,684
Transportation Total			8,780,684
TRANSPORTATION TOTAL			8,780,684
UTILITIES – 25.3%
Investor Owned – 2.1%
SC Jobs-Economic Development Authority
	South Carolina Electric & Gas Co.,
	Series 2002, AMT,
	Insured: AMBAC
	4.200% 11/01/12	3,615,000	3,693,048
Investor Owned Total			3,693,048
Joint Power Authority – 7.1%
SC Public Service Authority
	Series 1999 A,
	Insured: MBIA
	5.625% 01/01/13	2,000,000	2,110,020
	Series 2001 A,
	Insured: FSA
	5.250% 01/01/18	1,615,000	1,723,722
	Series 2002 A,
	Insured: FSA
	5.500% 01/01/17	1,480,000	1,612,978
	Series 2006 C,
	Insured: FSA
	5.000% 01/01/15	1,000,000	1,090,470
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	3,000,000	3,123,900
WA Energy Northwest
	Series 2002 A,
	Insured: MBIA
	5.500% 07/01/17	3,000,000	3,243,930
Joint Power Authority Total			12,905,020

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – 2.9%
SC Rock Hill Utility System
	Series 2003 A,
	Insured: FSA:
	5.250% 01/01/13	2,350,000	2,551,748
	5.375% 01/01/19	1,500,000	1,615,860
SC Winnsboro Utility
	Series 1999,
	Insured: MBIA
	5.250% 08/15/13	1,020,000	1,116,767
Municipal Electric Total			5,284,375
Water & Sewer – 13.2%
SC Berkeley County Water & Sewer
	Series 2003,
	Insured: MBIA
	5.250% 06/01/19	155,000	166,532
SC Camden Public Utility
	Series 1997,
	Insured: MBIA
	5.500% 03/01/17	50,000	51,094
SC Columbia Water & Sewer Systems
	Series 1993,
	5.500% 02/01/09	7,000,000	7,187,670
SC Greenville Waterworks
	Series 2002,
	5.250% 02/01/14	1,555,000	1,662,544
SC Mount Pleasant Water & Sewer
	Series 2002,
	Insured: FGIC:
	5.250% 12/01/16	1,980,000	2,135,212
	5.250% 12/01/18	1,270,000	1,361,249
SC North Charleston Water & Sewer District
	Series 2002,
	Insured: FSA
	5.500% 07/01/17	3,040,000	3,313,144
SC Western Carolina Regional Sewer Authority
	Series 2005 B,
	Insured: FSA:
	5.250% 03/01/16	6,250,000	6,967,687
	5.250% 03/01/19	1,000,000	1,123,140
Water & Sewer Total			23,968,272
UTILITIES TOTAL			45,850,715
	Total Municipal Bonds (Cost of $173,557,239)		177,740,285

7

		Shares	Value ($)
Investment Company – 1.0%
	Columbia Tax-Exempt Reserves, Capital Class (d)(e) (7 day net yield of 3.290%)	1,839,688	1,839,688

	Total Investment Company (Cost of $1,839,688)		1,839,688

	Total Investments – 99.1% (Cost of $175,396,927)(f)(g)		179,579,973

	Other Assets & Liabilities, Net – 0.9%		1,608,434

	Net Assets – 100.0%		181,188,407

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	A portion of this security with a market value of $334,290 is pledged as collateral for open futures contracts.

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

8

(e)	Investments in affiliates during the nine month period ended December 31, 2007: Security name: Columbia Tax-Exempt Reserves. Capital Class (7 day net yield of 3.290%)

Shares as of 03/31/07:	3,867,089
Shares purchased:	24,832,161
Shares sold:	26.859.562
Shares as of 12/31/07:	1,839,688
Net realized gain/loss:	$—
Dividend income earned:	$84,261
Value at end of period:	$1,839,688

(f)	Cost for federal income tax purposes is $175,396,927.

(g)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,710,917	$(527,871)	$4,183,046

At December 31, 2007, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	120	$13,606,875	$13,591,164	Mar-2008	$(15,711)

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
XLCA	XL Capital Assurance, Inc.

9

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Total Return Bond Fund

	Par ($)	Value ($)*
Mortgage-Backed Securities – 32.6%
Federal Home Loan Mortgage Corp.
5.000% 03/01/37	24,662,035	24,063,933
5.000% 04/01/37	34,569,185	33,730,816
5.000% 06/01/37	14,785,959	14,427,372
5.500% 12/01/17	210,598	213,567
5.500% 12/01/18	1,471,193	1,491,519
5.500% 07/01/19	1,099,359	1,113,680
5.500% 04/01/22	20,079,021	20,320,698
5.500% 05/01/22	1,020,575	1,032,859
5.500% 12/01/36	6,284,044	6,271,862
5.500% 04/01/37	58,531	58,410
5.500% 05/01/37	68,078,513	67,937,972
5.945% 04/01/37(a)	4,914,552	4,994,550
6.000% 05/01/17	91,543	93,745
6.000% 07/01/17	1,833,030	1,877,130
6.000% 02/01/20	2,954,868	3,026,981
6.000% 05/01/21	11,937,473	12,228,805
8.000% 11/01/09	7,756	7,977
8.000% 04/01/10	6,619	6,830
8.500% 11/01/26	165,106	177,501
TBA:
5.000% 01/01/38(b)	31,000,000	30,244,375
6.000% 01/01/38(b)	80,000,000	81,175,040
Federal National Mortgage Association
5.000% 05/01/37	8,657,848	8,449,559
5.500% 11/01/36	6,832,815	6,825,432
5.500% 12/01/36	9,869,805	9,859,141
5.500% 01/01/37	3,511,351	3,507,557
5.500% 03/01/37	14,102,527	14,086,635
5.500% 04/01/37	31,946,350	31,910,351
5.500% 05/01/37	45,242,011	45,191,030
5.839% 07/01/37(a)	735,737	749,182
5.991% 06/01/32(a)	32,943	33,709
6.080% 07/01/32(a)	286,787	295,142
6.500% 08/01/37	8,909,453	9,158,344
6.500% 11/01/37	47,710,953	49,043,790
7.000% 10/01/11	143,735	148,748
7.199% 08/01/36(a)	46,762	47,457
8.000% 12/01/09	37,778	37,856
10.000% 09/01/18	62,499	71,556
TBA:
6.000% 01/01/38(b)	69,966,000	71,037,319
6.500% 01/01/38(b)	26,111,000	26,837,199

			Par ($) (c)	Value ($)
Government National Mortgage Association
	7.000% 01/15/30		955,008	1,013,357
	7.500% 12/15/23		951,377	1,014,399
	7.500% 07/20/28		376,458	400,385
	8.000% 05/15/17		12,210	13,101
	8.500% 02/15/25		109,046	118,889
	9.500% 09/15/09		899	928
	13.000% 01/15/11		3,033	3,442
	13.000% 02/15/11		1,648	1,870

	Total Mortgage-Backed Securities (cost of $580,335,684)			584,352,000
Corporate Fixed-Income Bonds & Notes – 30.5%
BASIC MATERIALS – 0.7%
Chemicals – 0.2%
Chemtura Corp.
	6.875% 06/01/16		270,000	253,800
Huntsman International LLC
	6.875% 11/15/13(d)	EUR	155,000	228,884
	7.875% 11/15/14		285,000	302,100
Ineos Group Holdings PLC
	8.500% 02/15/16(d)		295,000	262,550
Lubrizol Corp.
	6.500% 10/01/34		1,505,000	1,478,601
MacDermid, Inc.
	9.500% 04/15/17(d)		200,000	188,000
Mosaic Co.
	7.625% 12/01/16(d)		335,000	361,800
NOVA Chemicals Corp.
	6.500% 01/15/12		235,000	220,312
			Chemicals Total	3,296,047
Forest Products & Paper – 0.4%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15		310,000	230,175
Domtar Corp.
	7.125% 08/15/15		260,000	254,800
Georgia-Pacific Corp.
	8.000% 01/15/24		355,000	330,150
NewPage Corp.
	10.000% 05/01/12		145,000	145,725

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
	10.000% 05/01/12(d)	220,000	221,100
	12.000% 05/01/13	70,000	72,275
Weyerhaeuser Co.
	7.375% 03/15/32	5,700,000	5,720,207
	Forest Products & Paper Total		6,974,432
Metals & Mining – 0.1%
FMG Finance Ltd.
	10.625% 09/01/16(d)	940,000	1,076,300
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	1,070,000	1,147,575
Noranda Aluminium Holding Corp.
	PIK,
	10.488% 11/15/14(d)(e)	260,000	221,000
	Metals & Mining Total		2,444,875
	BASIC MATERIALS TOTAL		12,715,354
COMMUNICATIONS – 3.7%
Media – 1.7%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	250,000	235,000
Cablevision Systems Corp.
	8.000% 04/15/12	735,000	712,950
CanWest MediaWorks LP
	9.250% 08/01/15(d)	355,000	347,456
Charter Communications Holdings I LLC
	9.920% 04/01/14	400,000	234,500
	11.000% 10/01/15	170,000	138,550
Clear Channel Communications, Inc.
	5.500% 12/15/16	520,000	378,892
CMP Susquehanna Corp.
	9.875% 05/15/14(e)	340,000	255,000
Comcast Cable Holdings LLC
	9.875% 06/15/22	2,159,000	2,926,527
Comcast Corp.
	6.300% 11/15/17	4,890,000	5,073,507
	6.950% 08/15/37	680,000	733,905
CSC Holdings, Inc.
	7.625% 04/01/11	460,000	458,850
	7.625% 07/15/18	200,000	183,750
Dex Media, Inc.
	(f) 11/15/13 (9.000% 11/15/08)	600,000	546,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
DirecTV Holdings LLC
	6.375% 06/15/15	320,000	307,200
EchoStar DBS Corp.
	6.625% 10/01/14	515,000	512,425
Idearc, Inc.
	8.000% 11/15/16	805,000	738,587
Lamar Media Corp.
	6.625% 08/15/15	260,000	252,850
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(d)	270,000	257,850
Quebecor Media, Inc.
	7.750% 03/15/16	230,000	220,800
	7.750% 03/15/16(d)	615,000	590,400
R.H. Donnelley Corp.
	8.875% 01/15/16	265,000	247,775
	8.875% 10/15/17(d)	500,000	462,500
Reader’s Digest Association, Inc.
	9.000% 02/15/17(d)	270,000	226,125
TL Acquisitions, Inc.
	10.500% 01/15/15(d)(e)	365,000	350,856
Univision Communications, Inc.
	PIK,
	9.750% 03/15/15(d)	975,000	888,469
Viacom, Inc.
	5.750% 04/30/11	11,195,000	11,335,811
	6.875% 04/30/36	1,175,000	1,178,203
		Media Total	29,794,738
Telecommunication Services – 2.0%
Alltel Wireless
	7.778% 05/15/15(g)	1,000,000	962,361
AT&T, Inc.
	4.950% 01/15/13	805,000	809,291
	5.625% 06/15/16	4,110,000	4,156,920
Cincinnati Bell, Inc.
	7.000% 02/15/15	365,000	344,925
Citizens Communications Co.
	7.875% 01/15/27	445,000	423,863
Cricket Communications, Inc.
	9.375% 11/01/14	985,000	923,438

			Par ($) (c)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Digicel Group Ltd.
	PIK,
	9.125% 01/15/15(b)(d)		987,000	900,638
Hellas Telecommunications Luxembourg II
	10.993% 01/15/15(a)(d)		145,000	136,663
Inmarsat Finance II PLC
	(f) 11/15/12 (10.375% 11/15/08)		315,000	305,944
Intelsat Bermuda, Ltd.
	11.250% 06/15/16		345,000	356,213
Intelsat Intermediate Holdings Co., Ltd.
	(f) 02/01/15 (9.250% 02/01/10)		230,000	188,025
Lucent Technologies, Inc.
	6.450% 03/15/29		385,000	318,106
MetroPCS Wireless, Inc.
	9.250% 11/01/14		965,000	907,100
Nextel Communications, Inc.
	6.875% 10/31/13		995,000	980,196
	7.375% 08/01/15		2,920,000	2,875,087
Nordic Telephone Co. Holdings
	8.250% 05/01/16(d)	EUR	245,000	361,784
Orascom Telecom Finance SCA
	7.875% 02/08/14(d)		170,000	160,650
PanAmSat Corp.
	9.000% 08/15/14		685,000	688,425
Qwest Communications International, Inc.
	7.500% 02/15/14		475,000	473,813
Qwest Corp.
	7.500% 10/01/14		110,000	111,650
	7.500% 06/15/23		1,005,000	962,287
Rural Cellular Corp.
	8.124% 06/01/13(a)		260,000	263,900
	10.661% 11/01/12(a)		345,000	351,900
Sprint Capital Corp.
	6.125% 11/15/08		1,009,000	1,010,250
	6.875% 11/15/28		950,000	900,945
	8.750% 03/15/32		4,532,000	5,108,461
Sprint Nextel Corp.
	6.000% 12/01/16		780,000	747,079

				Par ($) (c)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Syniverse Technologies, Inc.
		7.750% 08/15/13		180,000	173,700
Telefonica Emisiones SAU
Telecommunication Services – (continued)
		6.221% 07/03/17(e)		1,075,000	1,116,916
		6.421% 06/20/16		3,700,000	3,893,732
Time Warner Telecom Holdings, Inc.
		9.250% 02/15/14		290,000	296,525
Verizon Communications, Inc.
		5.550% 02/15/16		2,350,000	2,375,220
		6.250% 04/01/37		1,245,000	1,276,731
Virgin Media Finance PLC
		8.750% 04/15/14	EUR	165,000	235,811
West Corp.
		11.000% 10/15/16(e)		220,000	218,350
Wind Acquisition Financial SA
	PIK,
		12.459% 12/21/11(g)		477,935	476,740
Windstream Corp.
		8.625% 08/01/16		430,000	451,500
		Telecommunication Services Total			36,245,139
		COMMUNICATONS TOTAL			66,039,877
CONSUMER CYCLICAL – 3.3%
Airlines – 0.1%
Continental Airlines, Inc.
		7.461% 04/01/15		2,706,194	2,631,774
				Airlines Total	2,631,774
Apparel – 0.1%
Broder Brothers Co.
		11.250% 10/15/10		215,000	165,550
Levi Strauss & Co.
		9.750% 01/15/15		1,030,000	1,027,425
Phillips-Van Heusen Corp.
		8.125% 05/01/13		175,000	179,375
				Apparel Total	1,372,350
Auto Manufacturers – 0.1%
Ford Motor Co.
		7.450% 07/16/31		860,000	638,550

			Par ($) (c)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
General Motors Corp.
	8.375% 07/15/33		1,285,000	1,034,425
	Auto Manufacturers Total			1,672,975
Auto Parts & Equipment – 0.1%
ArvinMeritor, Inc.
	8.125% 09/15/15		190,000	164,350
Commercial Vehicle Group, Inc.
	8.000% 07/01/13		265,000	239,825
Goodyear Tire & Rubber Co.
	8.625% 12/01/11		81,000	84,443
	9.000% 07/01/15		222,000	235,320
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15(d)	EUR	260,000	326,914
TRW Automotive, Inc.
	7.000% 03/15/14(d)		240,000	220,800
	Auto Parts & Equipment Total			1,271,652
Distribution/Wholesale – 0.0%
Buhrmann U.S., Inc.
	7.875% 03/01/15		300,000	282,750
	Distribution/Wholesale Total			282,750
Entertainment – 0.0%
Six Flags, Inc.
	9.625% 06/01/14		280,000	206,500
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(d)		270,000	247,050
WMG Acquisition Corp.
	7.375% 04/15/14		255,000	196,350
WMG Holdings Corp.
	(f) 12/15/14 (9.500% 12/15/09)		280,000	179,200
	Entertainment Total			829,100
Home Builders – 0.3%
D.R. Horton, Inc.
	5.625% 09/15/14		1,570,000	1,318,673
	6.500% 04/15/16		1,400,000	1,214,672
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14		355,000	248,500
KB Home
	5.875% 01/15/15		235,000	202,688
Lennar Corp.
	6.500% 04/15/16		685,000	535,924

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Toll Brothers Finance Corp.
	5.150% 05/15/15(e)	1,370,000	1,243,220
	Home Builders Total		4,763,677
Home Furnishings – 0.0%
Sealy Mattress Co.
	8.250% 06/15/14	220,000	210,100
	Home Furnishings Total		210,100
Leisure Time – 0.0%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	400,000	394,327
Town Sports International, Inc.
	(f) 02/01/14 (11.000% 02/01/09)	309,000	293,550
	Leisure Time Total		687,877
Lodging – 0.5%
Buffalo Thunder Development Authority
	9.375% 12/15/14(d)	165,000	146,850
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(d)	450,000	474,750
Greektown Holdings LLC
	10.750% 12/01/13(d)	405,000	393,863
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	2,470,000	1,803,100
Jacobs Entertainment, Inc.
	9.750% 06/15/14	265,000	246,450
Majestic Star LLC
	9.750% 01/15/11	330,000	224,400
Marriott International, Inc.
	5.625% 02/15/13	2,740,000	2,735,969
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(d)	585,000	587,925
MGM Mirage
	7.500% 06/01/16	480,000	475,200
Pinnacle Entertainment, Inc.
	7.500% 06/15/15(d)	485,000	440,137
Snoqualmie Entertainment Authority
	9.063% 02/01/14(a)(d)	55,000	51,975
	9.125% 02/01/15(d)	55,000	53,075
Station Casinos, Inc.
	6.625% 03/15/18	395,000	270,575
		Lodging Total	7,904,269

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – 2.1%
AmeriGas Partners LP
	7.125% 05/20/16	195,000	189,150
Asbury Automotive Group, Inc.
	8.000% 03/15/14	185,000	174,825
AutoNation, Inc.
	7.000% 04/15/14	130,000	123,175
	7.243% 04/15/13(a)	90,000	83,025
CVS Caremark Corp.
	5.298% 01/11/27(d)	3,274,879	3,275,206
CVS Lease Pass-Through
	6.036% 12/10/28(d)	3,803,753	3,652,211
Dave & Buster’s, Inc.
	11.250% 03/15/14	170,000	160,650
Dollar General Corp.,
	PIK,
	11.875% 07/15/17(d)(e)	195,000	153,563
Federated Department Stores, Inc.
	6.900% 04/01/29	2,101,000	1,924,186
Federated Retail Holdings, Inc.
	5.350% 03/15/12	580,000	565,092
Hanesbrands, Inc.
	8.204% 12/15/14(a)	160,000	158,400
Home Depot, Inc.
	5.875% 12/16/36	2,340,000	1,974,728
JC Penney Corp., Inc.
	7.400% 04/01/37(e)	5,660,000	5,618,869
KAR Holdings, Inc.
	10.000% 05/01/15(d)	225,000	200,812
Landry’s Restaurants, Inc.
	9.500% 12/15/14	240,000	237,600
Limited Brands, Inc.
	6.950% 03/01/33(e)(h)	1,805,000	1,581,492
	7.600% 07/15/37	2,550,000	2,351,697
Macy’s Retail Holdings, Inc.
	5.900% 12/01/16	2,600,000	2,448,670
Michaels Stores, Inc.
	11.375% 11/01/16(e)	215,000	197,262
Rite Aid Corp.
	9.375% 12/15/15	410,000	340,300
Starbucks Corp.
	6.250% 08/15/17	3,345,000	3,471,983

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
United Auto Group, Inc.
	7.750% 12/15/16	275,000	257,125
Wal-Mart Stores, Inc.
	4.125% 02/15/11	7,135,000	7,086,204
	5.250% 09/01/35	1,685,000	1,494,619
	Retail Total		37,720,844
Textiles – 0.0%
INVISTA
	9.250% 05/01/12(d)	205,000	212,175
	Textiles Total		212,175
	CONSUMER CYCLICAL TOTAL		59,559,543
CONSUMER NON-CYCLICAL – 2.7%
Agriculture – 0.0%
Reynolds American, Inc.
	7.625% 06/01/16	255,000	271,064
	Agriculture Total		271,064
Beverages – 0.2%
Constellation Brands, Inc.
	8.125% 01/15/12	185,000	185,463
Cott Beverages, Inc.
	8.000% 12/15/11	195,000	181,350
SABMiller PLC
	6.200% 07/01/11(d)	3,720,000	3,891,715
	Beverages Total		4,258,528
Biotechnology – 0.0%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	240,000	242,400
	Biotechnology Total		242,400
Commercial Services – 0.2%
ACE Cash Express, Inc.
	10.250% 10/01/14(d)	190,000	183,350
Ashtead Capital, Inc.
	9.000% 08/15/16(d)	15,000	13,275
Ashtead Holdings PLC
	8.625% 08/01/15(d)	335,000	293,125
Corrections Corp. of America
	6.250% 03/15/13	240,000	236,400

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL– (continued)
Commercial Services – (continued)
GEO Group, Inc.
	8.250% 07/15/13	355,000	358,550
Hertz Corp.
	8.875% 01/01/14	205,000	207,819
Iron Mountain, Inc.
	7.750% 01/15/15	235,000	239,112
Quebecor World Capital Corp.
	8.750% 03/15/16(d)	210,000	154,612
Quebecor World, Inc.
	9.750% 01/15/15(d)	145,000	108,931
Rental Service Corp.
	9.500% 12/01/14	420,000	375,900
Seminole Indian Tribe of Florida
	7.804% 10/01/20(d)	340,000	350,771
Service Corp. International
	6.750% 04/01/16	190,000	182,875
	7.375% 10/01/14	35,000	35,394
United Rentals North America, Inc.
	6.500% 02/15/12	135,000	122,513
	Commercial Services Total		2,862,627
Cosmetics/Personal Care – 0.0%
DEL Laboratories, Inc.
	8.000% 02/01/12(e)	240,000	249,600
Elizabeth Arden, Inc.
	7.750% 01/15/14	260,000	254,800
	Cosmetics/Personal Care Total		504,400
Food – 1.0%
ConAgra Foods, Inc.
	7.000% 10/01/28	8,650,000	9,178,463
Dean Foods Co.
	7.000% 06/01/16	185,000	164,650
Dole Food Co., Inc.
	8.625% 05/01/09	228,000	220,020
Fred Meyer, Inc.
	7.450% 03/01/08	1,630,000	1,635,710
Kraft Foods, Inc.
	6.500% 08/11/17	5,065,000	5,239,975

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Kroger Co.
	8.000% 09/15/29(e)	970,000	1,126,559
Pinnacle Foods Finance LLC
	9.250% 04/01/15(d)	270,000	246,375
Reddy Ice Holdings, Inc.
	(f) 11/01/12 (10.500% 11/01/08)	355,000	335,475
Smithfield Foods, Inc.
	7.750% 07/01/17	315,000	304,763
	Food Total		18,451,990
Healthcare Services – 0.2%
Community Health Systems, Inc.
	8.875% 07/15/15	280,000	285,250
DaVita, Inc.
	7.250% 03/15/15	440,000	441,100
HCA, Inc.
	9.250% 11/15/16	320,000	336,000
PIK,
	9.625% 11/15/16	790,000	835,425
Tenet Healthcare Corp.
	9.875% 07/01/14	905,000	862,013
U.S. Oncology Holdings, Inc.
PIK,
	10.759% 03/15/12	195,000	161,850
	Healthcare Services Total		2,921,638
Household Products/Wares – 0.2%
American Greetings Corp.
	7.375% 06/01/16	260,000	252,850
Amscan Holdings, Inc.
	8.750% 05/01/14	395,000	359,450
Clorox Co.
	5.950% 10/15/17	1,390,000	1,384,740
Fortune Brands, Inc.
	5.125% 01/15/11	1,565,000	1,561,825
Jarden Corp.
	7.500% 05/01/17	325,000	279,500
Jostens IH Corp.
	7.625% 10/01/12	265,000	266,325
	Household Products/Wares Total		4,104,690

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – 0.9%
Abbott Laboratories
	5.600% 05/15/11	7,000,000	7,249,508
Elan Finance PLC
	8.875% 12/01/13	505,000	497,425
Mylan Laboratories, Inc.
	1.000% 10/02/14(g)	400,000	396,000
NBTY, Inc.
	7.125% 10/01/15	270,000	262,575
Omnicare, Inc.
	6.750% 12/15/13	450,000	423,000
Warner Chilcott Corp.
	8.750% 02/01/15	310,000	319,300
Wyeth
	5.500% 02/01/14	4,475,000	4,545,101
	5.500% 02/15/16	2,150,000	2,185,008
	Pharmaceuticals Total		15,877,917
	CONSUMER NON-CYCLICAL TOTAL		49,495,254
ENERGY – 3.5%
Coal – 0.0%
Arch Western Finance LLC
	6.750% 07/01/13	295,000	286,150
Massey Energy Co.
	6.875% 12/15/13	290,000	273,325
	Coal Total		559,475
Energy-Alternate Sources – 0.0%
VeraSun Energy Corp.
	9.375% 06/01/17(d)	255,000	222,487
	Energy-Alternate Sources Total		222,487
Oil & Gas – 2.1%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	4,745,000	4,636,197
Chesapeake Energy Corp.
	6.375% 06/15/15	85,000	82,238
	7.500% 06/15/14	470,000	478,225
Cimarex Energy Co.
	7.125% 05/01/17	255,000	250,537
Compton Petroleum Corp.
	7.625% 12/01/13	265,000	246,450

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Forest Oil Corp.
	8.000% 12/15/11	225,000	234,000
Gazprom International SA
	7.201% 02/01/20(d)	3,136,158	3,202,801
Hess Corp.
	7.300% 08/15/31	5,280,000	5,930,871
KCS Energy, Inc.
	7.125% 04/01/12	240,000	231,000
Marathon Oil Corp.
	6.000% 07/01/12	2,415,000	2,506,161
	6.000% 10/01/17	3,000,000	3,055,002
Newfield Exploration Co.
	6.625% 04/15/16	45,000	44,100
Nexen, Inc.
	5.875% 03/10/35	2,745,000	2,586,366
OPTI Canada, Inc.
	8.250% 12/15/14(d)	280,000	277,200
PetroHawk Energy Corp.
	9.125% 07/15/13	165,000	173,663
Petroplus Finance Ltd.
	6.750% 05/01/14(d)	75,000	69,844
	7.000% 05/01/17(d)	75,000	68,625
Qatar Petroleum
	5.579% 05/30/11(d)	1,932,833	1,972,364
Quicksilver Resources, Inc.
	7.125% 04/01/16	245,000	240,713
Talisman Energy, Inc.
	5.850% 02/01/37	2,210,000	2,066,332
Tesoro Corp.
	6.625% 11/01/15	265,000	262,350
United Refining Co.
	10.500% 08/15/12	260,000	262,600
Valero Energy Corp.
	6.625% 06/15/37	5,960,000	6,002,155
	6.875% 04/15/12	2,035,000	2,171,453
	Oil & Gas Total		37,051,247
Oil & Gas Services – 0.0%
Seitel, Inc.
	9.750% 02/15/14	165,000	140,663
	Oil & Gas Services Total		140,663

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – 1.4%
Atlas Pipeline Partners LP
	8.125% 12/15/15	185,000	183,150
Colorado Interstate Gas Co.
	6.800% 11/15/15	100,000	104,096
Duke Capital LLC
	4.370% 03/01/09	4,046,000	4,013,956
Dynegy Holdings, Inc.
	7.750% 06/01/19	700,000	645,750
El Paso Corp.
	6.875% 06/15/14	300,000	302,167
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	2,220,000	2,329,881
MarkWest Energy Partners LP
	8.500% 07/15/16	270,000	271,350
ONEOK Partners LP
	6.850% 10/15/37	2,470,000	2,562,222
Plains All American Pipeline LP
	6.650% 01/15/37	2,835,000	2,853,130
TEPPCO Partners LP
	7.625% 02/15/12	3,991,000	4,383,670
TransCanada Pipelines Ltd.
	6.350% 05/15/67(a)	7,345,000	6,884,322
Williams Companies, Inc.
	8.125% 03/15/12	425,000	462,719
	Pipelines Total		24,996,413
	ENERGY TOTAL		62,970,285
FINANCIALS – 11.5%
Banks – 3.7%
Capital One Financial Corp.
	5.700% 09/15/11(h)	6,635,000	6,409,815
	6.750% 09/15/17	785,000	752,910
Chinatrust Commercial Bank
	5.625% 12/29/49(a)(d)	1,220,000	1,137,916
First Union National Bank
	5.800% 12/01/08	7,489,000	7,565,882
HSBC Bank USA
	3.875% 09/15/09	6,645,000	6,582,856

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Lloyds TSB Group PLC
	6.267% 12/31/49(a)(d)	3,200,000	2,903,008
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	5,535,000	5,542,500
Marshall & Ilsley Corp.
	4.375% 08/01/09	1,330,000	1,317,112
PNC Funding Corp.
	5.125% 12/14/10	5,941,000	5,982,670
	5.625% 02/01/17	1,880,000	1,829,719
Regions Financial Corp.
	4.500% 08/08/08	2,600,000	2,589,899
Regions Financing Trust II
	6.625% 05/15/47(a)	1,520,000	1,256,102
Union Planters Corp.
	4.375% 12/01/10	3,820,000	3,753,609
USB Capital IX
	6.189% 04/15/42(a)	4,830,000	4,371,213
Wachovia Bank N.A.
	6.600% 01/15/38	4,345,000	4,366,812
Wells Fargo & Co.
	5.091% 09/15/09(a)(e)	5,000,000	4,965,360
	5.186% 03/10/08(a)	1,400,000	1,400,854
	5.300% 08/26/11	3,515,000	3,586,558
	Banks Total		66,314,795
Diversified Financial Services – 5.1%
American Express Centurion Bank
	4.375% 07/30/09	1,755,000	1,747,320
Bear Stearns Companies, Inc.
	5.550% 01/22/17(e)	835,000	748,338
Capital One Capital IV
	6.745% 02/17/37(a)	5,510,000	4,097,379
CDX North America High Yield
	8.750% 12/29/12(d)	3,000,000	2,958,750
CIT Group, Inc.
	5.850% 09/15/16	5,045,000	4,454,135
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(d)	6,000,000	6,903,060
Citigroup Global Markets Holdings, Inc.
	6.500% 02/15/08	2,557,000	2,561,886

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Countrywide Home Loan, Inc.
	3.250% 05/21/08	6,865,000	6,203,681
Eaton Vance Corp.
	6.500% 10/02/17	3,015,000	3,163,127
Ford Motor Credit Co.
	7.375% 10/28/09	1,755,000	1,651,887
	7.375% 02/01/11	1,600,000	1,432,810
	7.800% 06/01/12	390,000	341,898
	8.000% 12/15/16	265,000	225,094
Fund American Companies, Inc.
	5.875% 05/15/13	3,225,000	3,231,960
GMAC LLC
	6.875% 09/15/11	1,931,000	1,651,959
	8.000% 11/01/31	795,000	666,906
Goldman Sachs Capital II
	5.793% 12/29/49(a)	1,410,000	1,255,358
Goldman Sachs Group, Inc.
	6.250% 09/01/17	10,065,000	10,470,619
	6.750% 10/01/37	2,860,000	2,802,165
HSBC Finance Corp.
	5.875% 02/01/09	1,300,000	1,310,985
International Lease Finance Corp.
	4.750% 07/01/09	870,000	864,201
	4.875% 09/01/10	4,270,000	4,254,508
JPMorgan Chase & Co.
	5.375% 10/01/12	1,650,000	1,679,353
LaBranche & Co., Inc.
	11.000% 05/15/12	215,000	210,431
LVB Acquisition Merger Sub, Inc.
	11.625% 10/15/17(d)	180,000	177,300
PIK,
	10.375% 10/15/17(d)	975,000	972,562
Merrill Lynch & Co., Inc.
	5.700% 05/02/17 (h)	3,535,000	3,369,187
	6.050% 08/15/12	630,000	642,093
	6.050% 05/16/16	2,875,000	2,824,892
Morgan Stanley
	5.750% 10/18/16	5,990,000	5,910,734
	5.950% 12/28/17	1,350,000	1,349,037

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Nuveen Investments, Inc.
	10.500% 11/15/15(d)	555,000	552,919
Prudential Funding LLC
	6.600% 05/15/08(d)	6,773,000	6,798,128
Residential Capital LLC
	7.875% 06/30/10	1,010,000	646,400
	8.000% 06/01/12	1,150,000	707,250
SLM Corp.
	5.000% 10/01/13	190,000	166,537
	5.375% 05/15/14	3,110,000	2,765,017

	Diversified Financial Services Total		91,769,866
Insurance – 0.5%
Asurion Corp.
	11.378% 07/02/15 (a)(g)	88,707	85,935
	11.746% 07/02/15 (a)(g)	121,293	117,502
Crum & Forster Holdings Corp.
	7.750% 05/01/17	315,000	309,094
HUB International Holdings, Inc.
	10.250% 06/15/15(d)	260,000	221,000
ING Groep NV
	5.775% 12/29/49(a)	2,855,000	2,639,436
Liberty Mutual Group, Inc.
	7.500% 08/15/36(d)	5,775,000	5,635,037
USI Holdings Corp.
	9.750% 05/15/15(d)	180,000	144,900
	Insurance Total		9,152,904
Real Estate – 0.3%
ERP Operating LP
	5.750% 06/15/17	4,310,000	4,104,219
Realogy Corp.
	10.500% 04/15/14(d)	190,000	142,025
	12.375% 04/15/15(d)(e)	165,000	103,950
	Real Estate Total		4,350,194
Real Estate Investment Trusts (REITs) – 1.3%
Camden Property Trust
	5.375% 12/15/13	5,483,000	5,302,692
Health Care Property Investors, Inc.
	6.300% 09/15/16	6,285,000	6,133,280

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Highwoods Properties, Inc.
	5.850% 03/15/17	1,040,000	978,534
Hospitality Properties Trust
	5.625% 03/15/17	2,730,000	2,526,304
Host Marriott LP
	6.750% 06/01/16	425,000	418,625
iStar Financial, Inc.
	5.800% 03/15/11	5,500,000	4,927,131
Liberty Property LP
	5.500% 12/15/16	3,310,000	3,096,915
Rouse Co. LP/TRC Co-Issuer, Inc.
	6.750% 05/01/13(d)	270,000	250,814
	Real Estate Investment Trusts (REITs) Total		23,634,295
Savings & Loans – 0.6%
Washington Mutual Bank
	5.125% 01/15/15	4,000,000	3,388,036
Washington Mutual Preferred Funding
	9.750% 10/29/49(a)(d)	1,400,000	1,120,000
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49(a)(d)	8,400,000	5,186,412
World Savings Bank
	4.500% 06/15/09	1,125,000	1,125,415
	Savings & Loans Total		10,819,863
	FINANCIALS TOTAL		206,041,917
INDUSTRIALS – 1.7%
Aerospace & Defense – 0.2%
DRS Technologies, Inc.
	6.875% 11/01/13	75,000	74,625
L-3 Communications Corp.
	5.875% 01/15/15	150,000	144,750
	6.375% 10/15/15	260,000	256,100
Raytheon Co.
	5.375% 04/01/13	2,200,000	2,253,220
	7.200% 08/15/27	830,000	953,030
	Aerospace & Defense Total		3,681,725

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – 0.0%
NTK Holdings, Inc.
	(f) 03/01/14 (10.750% 09/01/09)	215,000	125,775
	Building Materials Total		125,775
Electrical Components & Equipment – 0.1%
Belden CDT, Inc.
	7.000% 03/15/17	305,000	297,375
General Cable Corp.
	7.125% 04/01/17	125,000	122,500
	7.606% 04/01/15(a)	125,000	118,750
	Electrical Components & Equipment Total		538,625
Electronics – 0.0%
Flextronics International Ltd.
	6.250% 11/15/14	300,000	285,750
NXP BV/NXP Funding LLC
	9.500% 10/15/15(e)	225,000	206,156
	Electronics Total		491,906
Engineering & Construction – 0.0%
Esco Corp.
	8.625% 12/15/13(d)	160,000	160,000
	Engineering & Construction Total		160,000
Environmental Control – 0.1%
Aleris International, Inc.
	10.000% 12/15/16	225,000	182,250
PIK,
	9.000% 12/15/14	220,000	183,700
Allied Waste North America, Inc.
	7.125% 05/15/16	500,000	496,250
	7.875% 04/15/13	350,000	357,875
	Environmental Control Total		1,220,075
Hand / Machine Tools – 0.0%
Baldor Electric Co.
	8.625% 02/15/17	180,000	185,400
	Hand / Machine Tools Total		185,400
Machinery-Construction & Mining – 0.0%
Terex Corp.
	8.000% 11/15/17(e)	480,000	486,000
	Machinery-Construction & Mining Total		486,000
Machinery-Diversified – 0.0%
Columbus McKinnon Corp.
	8.875% 11/01/13	225,000	232,875

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Diversified – (continued)
Manitowoc Co., Inc.
	7.125% 11/01/13	295,000	292,050
	Machinery-Diversified Total		524,925
Miscellaneous Manufacturing – 0.4%
American Railcar Industries, Inc.
	7.500% 03/01/14	230,000	217,350
Bombardier, Inc.
	6.300% 05/01/14(d)	250,000	244,375
General Electric Co.
	5.000% 02/01/13	5,783,000	5,856,577
J.B. Poindexter & Co.
	8.750% 03/15/14	195,000	163,313
Koppers Holdings, Inc.
	(f) 11/15/14 (9.875% 11/15/09)	260,000	218,400
Trimas Corp.
	9.875% 06/15/12	224,000	218,400
Trinity Industries, Inc.
	6.500% 03/15/14	295,000	289,837
	Miscellaneous Manufacturing Total		7,208,252
Packaging & Containers – 0.2%
Berry Plastics Holding Corp.
	10.250% 03/01/16	245,000	214,375
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	895,000	921,850
Jefferson Smurfit Corp.
	8.250% 10/01/12	495,000	487,575
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	900,000	933,750
Owens-Illinois, Inc.
	7.500% 05/15/10	335,000	339,188
Solo Cup Co.
	8.500% 02/15/14	195,000	167,700
	Packaging & Containers Total		3,064,438
Transportation – 0.7%
BNSF Funding Trust I
	6.613% 12/15/55(a)(e)	2,450,000	2,287,582
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36(e)	900,000	875,285

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
	6.750% 07/15/11	4,184,000	4,419,677
CHC Helicopter Corp.
	7.375% 05/01/14	315,000	297,675
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	280,000	286,300
PHI, Inc.
	7.125% 04/15/13	205,000	196,800
QDI LLC
	9.000% 11/15/10	290,000	246,500
Ship Finance International Ltd.
	8.500% 12/15/13	255,000	258,506
TFM SA de CV
	9.375% 05/01/12	320,000	335,200
Union Pacific Corp.
	6.650% 01/15/11	3,635,000	3,778,888
	Transportation Total		12,982,413
	INDUSTRIALS TOTAL		30,669,534
TECHNOLOGY – 0.4%
Computers – 0.1%
Ceridian Corp.,
PIK,
	12.250% 11/15/15(d)	275,000	256,438
First Data Corp.
	7.580% 09/24/14(g)	68,838	65,262
	7.634% 09/24/14(g)	928,662	880,430
Sungard Data Systems, Inc.
	9.125% 08/15/13	910,000	925,925
	Computers Total		2,128,055
Semiconductors – 0.1%
Freescale Semiconductor, Inc.
	10.125% 12/15/16(e)	525,000	433,125
PIK,
	9.125% 12/15/14	735,000	624,750
	Semiconductors Total		1,057,875
Software – 0.2%
Open Solutions, Inc.
	9.750% 02/01/15(d)	290,000	264,263

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Software – (continued)
Oracle Corp.
	5.000% 01/15/11	4,005,000	4,057,962
	Software Total		4,322,225
	TECHNOLOGY TOTAL		7,508,155
UTILITIES – 3.0%
Electric – 2.8%
AEP Texas Central Co.
	6.650% 02/15/33	5,830,000	6,038,632
AES Corp.
	7.750% 03/01/14	400,000	403,000
	8.000% 10/15/17(d)	670,000	685,075
Appalachian Power Co.
	3.600% 05/15/08	1,804,000	1,791,181
CMS Energy Corp.
	6.875% 12/15/15	260,000	263,010
Commonwealth Edison Co.
	4.700% 04/15/15	1,125,000	1,059,654
	5.900% 03/15/36	815,000	763,826
	5.950% 08/15/16	3,430,000	3,479,557
	6.950% 07/15/18	1,630,000	1,648,337
Duke Energy Corp.
	5.300% 10/01/15	6,000,000	5,986,674
Dynegy Holdings, Inc.
	7.125% 05/15/18	415,000	367,275
Edison Mission Energy
	7.000% 05/15/17	995,000	977,588
Energy Future Holdings Corp.
	10.875% 11/01/17(d)	360,000	361,800
Exelon Generation Co. LLC
	6.200% 10/01/17	3,000,000	2,981,487
	6.950% 06/15/11	800,000	834,695
FPL Energy National Wind LLC
	5.608% 03/10/24(d)	552,315	552,475
Hydro Quebec
	8.500% 12/01/29	2,000,000	2,842,790
Intergen NV
	9.000% 06/30/17(d)	640,000	673,600
MidAmerican Energy Holdings Co.
	5.000% 02/15/14	3,300,000	3,209,441

			Par ($) (c)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Mirant North America LLC
	7.375% 12/31/13		405,000	406,013
NRG Energy, Inc.
	7.250% 02/01/14		65,000	63,375
	7.375% 02/01/16		315,000	307,125
	7.375% 01/15/17		660,000	643,500
NSG Holdings LLC
	7.750% 12/15/25(d)		240,000	240,600
Pacific Gas & Electric Co.
	4.200% 03/01/11		3,476,000	3,420,454
	6.050% 03/01/34		2,462,000	2,457,908
Progress Energy, Inc.
	7.750% 03/01/31(e)		3,000,000	3,541,533
Southern Power Co.
	6.375% 11/15/36		965,000	941,667
Texas Competitive Electric Holdings Co.,
PIK,
	10.500% 11/01/16(d)		980,000	967,750
Windsor Financing LLC
	5.881% 07/15/17(d)		1,519,465	1,597,611
			Electric Total	49,507,633
Gas – 0.2%
Atmos Energy Corp.
	6.350% 06/15/17		2,065,000	2,096,533
Nakilat, Inc.
	6.067% 12/31/33(d)		2,140,000	1,952,643
			Gas Total	4,049,176
	UTILITIES TOTAL			53,556,809

	Total Corporate Fixed-Income Bonds & Notes (cost of $564,266,572)			548,556,728
Government & Agency Obligations – 14.7%
FOREIGN GOVERNMENT OBLIGATIONS – 7.1%
African Development Bank
	1.950% 03/23/10	JPY	497,000,000	4,546,584
Aries Vermoegensverwaltungs GmbH
	7.750% 10/25/09	EUR	750,000	1,153,009
Asian Development Bank/Pasig
	1.150% 10/06/08(i)	JPY	300,000,000	2,689,785

			Par ($) (c)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Belgium Government Bond
	3.750% 09/28/15	EUR	1,305,000	1,830,229
Canada Housing Trust No. 1
	3.950% 12/15/11	CAD	760,000	764,636
Corp. Andina de Fomento
	6.375% 06/18/09	EUR	870,000	1,296,034
Eksportfinans A/S
	1.800% 06/21/10	JPY	310,000,000	2,835,439
European Investment Bank
	0.750% 09/21/11(a)	JPY	435,000,000	3,893,498
	1.250% 09/20/12	JPY	50,000,000	452,232
	3.625% 10/15/13	EUR	1,130,000	1,591,344
	5.125% 05/30/17(e)		6,110,000	6,374,239
	5.500% 12/07/11	GBP	190,000	386,835
Export-Import Bank of Korea
	4.625% 03/16/10		2,425,000	2,423,341
Federal Republic of Germany
	4.250% 07/04/14	EUR	4,025,000	5,893,315
	5.000% 07/04/12	EUR	3,780,000	5,712,143
Government of Canada
	4.500% 06/01/15	CAD	325,000	340,787
	5.000% 06/01/14	CAD	320,000	343,996
Inter-American Development Bank
	1.900% 07/08/09	JPY	330,000,000	3,002,201
International Bank for Reconstruction & Development
	2.000% 02/18/08	JPY	155,000,000	1,389,010
Kingdom of Norway
	6.000% 05/16/11	NOK	4,155,000	796,384
Kingdom of Spain
	5.000% 07/30/12	EUR	2,355,000	3,557,571
	5.500% 07/30/17	EUR	500,000	790,770
Kingdom of Sweden
	4.000% 12/01/09	SEK	1,405,000	216,861
	5.500% 10/08/12	SEK	3,580,000	584,064
Kreditanstalt fuer Wiederaufbau
	0.456% 08/08/11(a)	JPY	400,000,000	3,581,174
	4.875% 01/17/17		5,010,000	5,161,653
Netherlands Government Bond
	3.250% 07/15/15	EUR	1,820,000	2,482,332
Province of Manitoba
	5.000% 02/15/12		1,640,000	1,701,635

			Par ($) (c)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Province of New Brunswick
	5.200% 02/21/17		8,600,000	9,004,217
Province of Nova Scotia
	5.125% 01/26/17		3,000,000	3,125,931
Province of Ontario
	1.875% 01/25/10	JPY	415,000,000	3,798,865
	4.950% 06/01/12(e)		4,360,000	4,518,774
	5.000% 10/18/11		4,250,000	4,391,908
Province of Quebec
	5.000% 03/01/16(e)		4,800,000	4,924,488
	5.125% 11/14/16		4,060,000	4,197,325
	6.000% 10/01/12	CAD	550,000	597,485
Republic of Finland
	5.375% 07/04/13	EUR	725,000	1,119,215
Republic of France
	3.000% 10/25/15	EUR	1,865,000	2,493,804
	4.000% 04/25/13	EUR	3,670,000	5,314,648
	4.750% 10/25/12	EUR	2,355,000	3,525,040
Republic of Ireland
	5.000% 04/18/13	EUR	1,000,000	1,513,418
Republic of Italy
	4.250% 11/01/09	EUR	1,300,000	1,905,210
	4.250% 02/01/15	EUR	2,220,000	3,224,106
Republic of Poland
	5.750% 03/24/10	PLN	1,155,000	464,768
Swedish Export Credit
	5.125% 03/01/17(e)		310,000	319,601
Swedish Government Bond
	4.500% 08/12/15	SEK	1,500,000	234,990
United Kingdom Treasury
	4.750% 06/07/10	GBP	571,000	1,147,783
	5.000% 09/07/14	GBP	1,655,000	3,385,568
	8.000% 09/27/13	GBP	450,000	1,051,186
Western Australia Treasury Corp.
	7.000% 04/15/15	AUD	300,000	263,867
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL			126,313,298
U.S. GOVERNMENT AGENCIES – 2.1%
Federal Home Loan Bank
	3.875% 06/14/13		2,500,000	2,482,382
	4.375% 09/11/09		3,455,000	3,498,616
	5.375% 07/17/09		2,300,000	2,360,140

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp.
	5.250% 07/18/11(e)	9,935,000	10,440,433
	6.750% 03/15/31	2,000,000	2,506,090
Federal National Mortgage Association
	5.000% 02/13/17(e)	13,150,000	13,636,695
	7.250% 05/15/30(e)	2,417,000	3,175,530
	U.S. GOVERNMENT AGENCIES TOTAL		38,099,886
U.S. GOVERNMENT OBLIGATIONS – 5.5%
U.S. Treasury Bonds
	4.500% 02/15/36(e)	1,859,000	1,868,440
	6.250% 08/15/23(e)	17,824,000	21,340,069
	7.250% 05/15/16(e)	8,800,000	10,821,254
U.S. Treasury Inflation Indexed securities
	1.625% 01/15/15(e)	6,564,840	6,590,994
	3.875% 01/15/09(e)	12,841,013	13,220,221
U.S. Treasury Notes
	3.625% 01/15/10(e)(j)	15,000,000	15,173,430
	4.250% 11/15/17(e)	8,180,000	8,322,512
	4.500% 05/15/17(e)	875,000	906,924
	4.625% 02/29/12	1,480,000	1,553,075
	4.625% 02/15/17(e)	10,920,000	11,416,522
U.S. Treasury STRIPS
P.O.,
	(k) 11/15/13(e)	10,000,000	8,095,710
	U.S. GOVERNMENT OBLIGATIONS TOTAL		99,309,151

	Total Government & Agency Obligations (cost of $253,457,910)		263,722,335
Collateralized Mortgage Obligations – 12.2%
AGENCY – 3.1%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	3,620,000	3,582,975
	4.000% 11/15/16	10,000,000	9,884,158
	4.500% 10/15/18	2,057,956	2,062,207
	4.500% 08/15/28	2,960,000	2,928,949
	5.500% 06/15/34	15,000,000	14,946,837
	6.000% 06/15/31	1,390,483	1,405,383
	6.500% 10/15/23	510,000	531,289
Federal National Mortgage Association
	5.500% 08/25/17	8,781,320	8,910,871
	6.000% 04/25/17	8,178,200	8,482,382

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
Government National Mortgage Association
	4.500% 04/16/28	2,090,000	2,082,637
	AGENCY TOTAL		54,817,688
NON – AGENCY – 9.1%
Bear Stearns Adjustable Rate Mortgage Trust
	5.481% 02/25/47(a)	16,945,306	17,022,133
Bear Stearns Alt-A Trust
	5.145% 01/25/35(a)	3,016,879	2,944,291
	5.215% 10/25/33(a)	2,256,793	2,265,670
Bear Stearns Asset Backed Securities Trust
	5.000% 01/25/34	2,363,213	2,351,590
Bear Stearns Mortgage Funding Trust
	5.025% 10/25/36(a)	6,652,234	3,009,965
Citigroup Mortgage Loan Trust, Inc.
	5.883% 09/25/37	5,158,539	5,172,241
Countrywide Alternative Loan Trust
	4.955% 03/25/36(a)	525,669	522,352
	5.250% 08/25/35	4,927,160	4,896,378
	5.265% 03/25/34(a)	1,431,176	1,408,064
Countrywide Home Loan Mortgage Pass Through Trust
	4.592% 12/19/33(a)	2,951,648	2,949,252
	5.000% 02/25/33	9,198,000	9,186,053
	5.360% 05/25/37	3,972,809	3,996,128
IMPAC CMB Trust
	5.125% 04/25/35(a)	3,346,627	3,106,892
	5.355% 10/25/34(a)	1,190,190	1,162,155
JPMorgan Alternative Loan Trust
	4.965% 06/25/37(a)	15,766,461	15,360,199
JPMorgan Mortgage Trust
	5.000% 09/25/20	10,722,865	10,707,684
	6.045% 10/25/36(a)	6,569,211	6,586,514
Lehman Mortgage Trust
	6.500% 01/25/38	19,841,129	20,076,742
Morgan Stanley Mortgage Loan Trust
	5.085% 02/25/47(a)	8,553,451	8,375,084
New Century Alternative Mortgage Loan Trust
	4.925% 07/25/36(a)	5,883,388	5,875,799

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON – AGENCY – (continued)
Sequoia Mortgage Trust
	5.829% 07/20/34(a)	2,483,058	2,434,424
Structured Asset Securities Corp.
	5.500% 07/25/33	2,418,545	2,279,844
WaMu Mortgage Pass-Through Certificates
	5.658% 11/25/36(a)	8,354,384	8,311,743
	5.718% 02/25/37(a)	17,904,092	17,846,071
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 07/25/35	6,020,376	6,010,078
	NON – AGENCY TOTAL		163,857,346
	Total Collateralized Mortgage Obligations (cost of $223,786,429)		218,675,034
Commercial Mortgage-Backed Securities – 8.8%
Bear Stearns Commercial Mortgage Securities
	5.457% 03/11/39(a)	9,165,000	9,107,729
	5.870% 09/11/38(a)	482,000	493,676
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.648% 10/15/48	8,000,000	7,972,457
Credit Suisse Mortgage Capital Certificates
	5.268% 02/15/40	6,000,000	6,007,012
	5.509% 09/15/39	5,000,000	4,918,925
CS First Boston Mortgage Securities Corp.
	4.577% 04/15/37	2,319,000	2,294,804
GMAC Commercial Mortgage Securities, Inc.
	1.279% 07/15/29(a)	9,786,658	543,373
Greenwich Capital Commercial Funding Corp.
	4.533% 01/05/36	1,666,000	1,657,976
GS Mortgage Securities Corp. II
	5.778% 08/10/45(a)	20,000,000	20,384,300
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.464% 01/15/49(a)	10,000,000	9,802,234
	5.525% 04/15/43(a)	15,592,000	15,451,960
	5.804% 06/15/49(a)	23,000,000	23,508,466
LB-UBS Commercial Mortgage Trust
	5.084% 02/15/31	10,080,000	10,089,782
	5.103% 11/15/30	10,000,000	10,016,707

			Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
		0.825% 12/15/30(a)	61,923,527	803,303
Merrill Lynch Mortgage Trust
		5.244% 11/12/37(a)	6,320,000	6,178,347
Morgan Stanley Capital I
		5.370% 12/15/43	13,400,000	13,032,106
		5.773% 07/12/44(a)	15,000,000	15,045,562
		Total Commercial Mortgage-Backed Securities (cost of $158,822,073)		157,308,719
Asset-Backed Securities – 8.4%
ACE Securities Corp.
		5.005% 02/25/36(a)	4,564,165	4,023,906
		5.025% 09/25/35(a)	782,501	580,420
AmeriCredit Automobile Receivables Trust
		4.050% 02/06/10	3,057,204	3,048,927
		5.640% 09/06/13	5,000,000	5,099,170
Bear Stearns Asset Backed Security, Inc.
		5.215% 03/25/35(a)	351,147	346,732
Bombardier Capital Mortgage Securitization Corp.
		6.230% 04/15/28	123,013	125,998
Capital Auto Receivables Asset Trust
		3.580% 01/15/09	3,289,128	3,286,241
Chase Issuance Trust
		4.960% 09/17/12	9,000,000	9,146,038
Contimortgage Home Equity Trust
		6.880% 01/15/28	155,490	155,239
		8.180% 12/25/29	315,371	314,361
Credit-Based Asset Servicing & Securitization LLC
		5.015% 07/25/36(a)(d)	6,229,124	6,098,012
First Alliance Mortgage Loan Trust
		7.625% 07/25/25	851,332	848,606
First Plus Home Loan Trust
		7.720% 05/10/24	137,760	135,026
GSAA Trust
		4.965% 03/25/47(a)	16,405,042	16,360,206
Harley-Davidson Motorcycle Trust
		1.890% 02/15/11	105,440	105,326
		2.960% 02/15/12	742,135	729,884

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
IMC Home Equity Loan Trust
	7.310% 11/20/28	2,717,947	2,710,245
	7.500% 04/25/26	270,801	269,810
	7.520% 08/20/28	1,442,123	1,438,036
Indymac Seconds Asset Backed Trust
	4.965% 05/25/36(a)	2,894,106	2,766,195
Keycorp Sudent Loan Trust
	5.394% 07/25/29(a)	9,762,372	9,805,747
Lake Country Mortgage Loan Trust
	4.995% 07/25/34(a)(d)	6,935,007	6,874,326
Long Beach Auto Receivables Trust
	4.250% 04/15/12	5,000,000	4,958,191
Master Asset Backed Securities Trust
	5.005% 02/25/36(a)	2,644,908	2,617,599
	5.015% 11/25/35(a)	1,157,230	1,155,197
Master Second Lien Trust
	5.025% 03/25/36(a)	3,366,856	2,359,376
Merrill Lynch Mortgage Investors, Inc.
	5.015% 05/25/37(a)	1,032,568	590,454
Money Store Home Equity Trust
	5.328% 08/15/29(a)	4,365,619	4,249,966
Morgan Stanley Mortgage Loan Trust
	4.985% 10/25/36(a)	2,336,301	2,323,771
	4.985% 10/25/46(a)	5,020,398	5,011,144
	4.995% 08/25/36(a)	4,532,718	2,766,052
	5.115% 11/25/35(a)	3,494,424	3,091,781
Park Place Securities, Inc.
	6.065% 10/25/34(a)	1,000,000	907,357
SACO I, Inc.
	5.015% 04/25/36(a)	6,121,829	3,781,380
	5.015% 05/25/36(a)	7,069,972	3,221,105
	5.035% 03/25/36(a)	4,584,614	2,643,550
	5.065% 04/25/35(a)(d)	944,867	735,115
	5.065% 07/25/36(a)	6,189,974	5,675,152
SLM Student Loan Trust
	5.051% 03/15/17(a)	7,125,248	7,096,746
	5.071% 12/15/20(a)	9,792,000	9,792,000
	5.194% 04/25/17(a)	3,634,665	3,643,715
Structured Asset Investment Loan Trust
	5.565% 08/25/33(a)	6,800,000	6,580,968
Structured Asset Securities Corp.
	4.975% 02/25/36(a)(d)	6,128,581	2,186,969

		Par ($) (c)	Value ($)
Asset-Backed Securities – (continued)
WFS Financial Owner Trust
	2.340% 08/22/11	560,523	559,739

	Total Asset-Backed Securities (cost of $167,814,041)		150,215,778
Municipal Bond – 0.0%
VIRGINIA – 0.0%
VA Tobacco Settlement Financing Corp.
Series 2007 A-1,
	6.706% 06/01/46	310,000	269,071

	VIRGINIA TOTAL		269,071
	Total Municipal Bonds (cost of $309,969)		269,071

	Shares
Securities Lending Collateral – 8.6%
State Street Navigator Securities Lending Prime Portfolio (l) (7 day yield of 4.817%)	154,612,456	154,612,456

Total Securities Lending Collateral (cost of $154,612,456)		154,612,456

	Par ($)
Short-Term Obligation – 9.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08 at 2.960%, collateralized by a U.S. Government Agency Obligation maturing 10/18/21, market value of $165,032,000 (repurchase proceeds $161,818,606)	161,792,000	161,792,000

Total Short-Term Obligation (cost of $161,792,000)		161,792,000

Total Investments – 124.8% (cost of $2,265,193,134)(m)(n)		2,239,504,121

Other Assets & Liabilities, Net – (24.8)%		(444,674,367)

Net Assets – 100.0%		1,794,829,754

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swaps are marked to market daily based upon quotations from market makers.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(b)	Security, or a portion thereof, purchased on a delayed delivery basis.

(c)	Principal amount is stated in United States dollars unless otherwise noted.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid, amounted to $87,794,639, which represents 4.9% of net assets.

(e)	All or a portion of this security was on loan at December 31, 2007. The total market value of securities on loan at December 31, 2007 is $152,282,680.

(f)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(g)	Loan participation agreement.

(h)	This security or a portion of the security is pledged for open swap contracts..

(i)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At December 31, 2007, the value of this security represents 0.2% of net assets.

(j)	The security or a portion of the security is pledged as collateral for open futures contracts. At December 31, 2007, the total market value of securities pledged amounted to $789,018.

(k)	Zero coupon bond.

(l)	Investment made with cash collateral received from securities lending activity.

(m)	Cost for federal income tax purposes is $2,265,291,981.

(n)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$23,015,421	$(48,803,281)	$(25,787,860)

At December 31, 2007, the Fund held the following open long futures contract:

					Unrealized
	Number of		Aggregate	Expiration	Appreciation
Type	Contracts	Value	Face Value	Date	(Depreciation)
5-Year U.S. Treasury Notes	551	$60,764,968	$60,422,384	Mar-2008	$342,584
10-Year U.S. Treasury Notes	80	9,071,250	9,112,760	Mar-2008	(41,510)
2-Year U.S. Treasury Notes	590	124,047,500	123,966,449	Mar-2008	81,051
U.S. Treasury Bonds	85	9,891,874	9,735,432	Mar-2008	156,442
					$538,567

At December 31, 2007, the Fund held the following open short futures contract:

					Unrealized
	Number of		Aggregate	Expiration	Appreciation
Type	Contracts	Value	Face Value	Date	(Depreciation)
10-Year U.S. Treasury Notes	200	$22,678,125	$22,533,725	Mar-2008	$(144,400)
U.S. Treasury Bonds	498	57,954,750	58,279,694	Mar-2008	324,944
					$180 544

At December 31, 2007, the Fund had entered into the following forward currency exchange contracts:

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Buy	Value	Face Value	Date	(Depreciation)
CAD	$43,582	$43,882	01/23/08	$(300)
EUR	511,811	509,152	01/10/08	2,659
GBP	49,732	49,830	01/23/08	(98)
SEK	23,987	23,875	01/22/08	112
				$2,373

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)
CAD	$405,363	$396,040	01/14/08	$(9,323)
CAD	456,087	457,410	01/23/08	1,323
EUR	511,811	512,018	01/10/08	207
EUR	607,957	615,029	01/23/08	7,072
EUR	599,759	609,998	01/29/08	10,239
GBP	994,644	1,030,300	01/23/08	35,656
SEK	464,270	457,498	01/22/08	(6,772)
				$38,402

At December 31,2007, the Fund has entered into the following credit default swap contracts:

Swap	Referenced	Buy	Pay	Expiration	Notional	Net Unrealized Appreciation
Counterparty	Obligation	Protection	Fixed Rate	Date	Amount	(Depreciation)
RBS Greenwich	Bear Stearns Co. Inc.	Buy	1.550%	12/20/17	$2,900,000	$(29,229)
Morgan Stanley	Limited Brands Inc.	Buy	1.970%	12/20/12	2,000,000	12,312
Credit Suisse	Capital One Financial	Buy	2.900%	12/20/12	3,900,000	(33,470)
Credit Suisse	Washington Mutual Inc.	Buy	4.050%	3/20/13	7,800,000	22,901
						$(27,486)

Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Currency
GBP	Great Britain Pound
I.O.	Interest Only
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
P.O.	Principal Only
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Virginia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.1%
EDUCATION – 1.5%
Education – 1.5%
VA Amherst Industrial Development Authority
	Sweet Briar Institute,
	Series 2006,
	5.000% 09/01/26	1,000,000	957,780
VA College Building Authority
	Regent University,
	Series 2006,
	5.000% 06/01/21	1,100,000	1,097,822
	Roanoke College,
	Series 2007,
	5.000% 04/01/23	1,000,000	1,020,720
	Washington & Lee University,
	Series 2006,
	5.000% 01/01/15	610,000	669,152
VA Roanoke County Industrial Development Authority
	Hollins College,
	Series 1998,
	5.200% 03/15/17	1,115,000	1,139,541
Education Total			4,885,015
EDUCATION TOTAL			4,885,015
HEALTH CARE – 8.8%
Continuing Care Retirement – 1.9%
VA Fairfax County Economic Development Authority
	Goodwin House, Inc.,
	Series 2007,
	5.000% 10/01/22	2,500,000	2,441,200
	Greenspring Village, Inc.,
	Series 2006 A,
	4.750% 10/01/26	2,000,000	1,841,100
VA Henrico County Economic Development Authority
	Westminster-Canterbury,
	Series 2006:
	5.000% 10/01/21	1,000,000	985,560
	5.000% 10/01/22	1,000,000	978,490
Continuing Care Retirement Total			6,246,350
Hospitals – 6.9%
AZ University Medical Center Corp. Hospital Revenue
	Series 2004,
	5.250% 07/01/14	1,000,000	1,027,680
MS Hospital Facilities & Equipment Authority
	Forrest County General Hospital,
	Series 2000,
	Insured: FSA
	5.625% 01/01/20	1,285,000	1,386,296

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
VA Fairfax County Industrial Development Authority
	Inova Health Systems,
	Series 1993,
	Insured: MBIA
	5.250% 08/15/19	1,000,000	1,105,430
VA Fredericksburg Economic Development Authority
	Medicorp Health Systems
	Series 2007:
	5.250% 06/15/18	3,000,000	3,237,930
	5.250% 06/15/20	6,495,000	6,987,581
VA Medical College of Virginia Hospital Authority
	University Health Services,
	Series 1998,
	Insured: MBIA
	4.800% 07/01/11	1,000,000	1,026,700
VA Roanoke Industrial Development Authority
	Carilion Health Center,
	Series 2002 A,
	Insured: MBIA
	5.250% 07/01/12	4,000,000	4,285,680
VA Small Business Financing Authority Hospital Revenue
	Wellmont Health Systems Project
	Series 2007 A,
	5.125% 09/01/22	710,000	712,904
VA Stafford County Economic Development Authority Hospital Facilities
	Series 2006,
	5.250% 06/15/24	1,000,000	1,021,880
VA Winchester Industrial Development Authority Hospital Revenue,
	Series 2007,
	5.000% 01/01/26	1,250,000	1,269,925
WI Health & Educational Facilities Authority
	Agnesian Healthcare, Inc.,
	Series 2001,
	6.000% 07/01/21	1,000,000	1,037,430
Hospitals Total			23,099,436
HEALTH CARE TOTAL			29,345,786
HOUSING – 2.7%
Multi-Family – 2.7%
VA Housing Development Authority
	Series 2000 B, AMT,
	5.875% 08/01/15	2,655,000	2,740,040

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
VA Suffolk Redevelopment & Housing Authority
	Windsor Fieldstone LP,
	Series 2001,
	4.850% 07/01/31	5,800,000	6,056,824
Multi-Family Total			8,796,864
HOUSING TOTAL			8,796,864
INDUSTRIALS – 1.4%
Chemicals – 0.1%
VA Giles County Industrial Development Authority
	Hoechst Celanese Corp.,
	Series 1995, AMT,
	5.950% 12/01/25	550,000	506,770
Chemicals Total			506,770
Forest Products & Paper – 1.3%
AL Mobile Industrial Development Board Pollution Control Revenue
	International Paper Co.,
	Series 1998 B,
	4.750% 04/01/10	2,250,000	2,259,360
GA Richmond County Development Authority
	International Paper Co.,
	Series 2001 A,
	5.150% 03/01/15	1,450,000	1,495,095
MS Warren County Environmental Improvement
	International Paper Co.,
	Series 2000 A, AMT,
	6.700% 08/01/18	500,000	519,675
Forest Products & Paper Total			4,274,130
INDUSTRIALS TOTAL			4,780,900
OTHER – 21.5%
Other – 4.2%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B:
	5.000% 12/01/12	3,000,000	3,116,730
	5.000% 12/01/14	560,000	582,949
VA Norfolk Parking Systems Revenue
	Series 2005 A,
	Insured: MBIA
	5.000% 02/01/21	5,170,000	5,465,311
VA Virginia Beach Development Authority
	Series 2005 A,
	5.000% 05/01/21	4,465,000	4,742,053
Other Total			13,907,043

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – 6.6%
VA Resources Authority Airports Revenue
	Series 2001 A,
	5.250% 08/01/18	1,205,000	1,260,707
VA Resources Authority Clean Water Revenue
	Series 2005:
	5.500% 10/01/19	5,180,000	6,008,023
	5.500% 10/01/21	6,475,000	7,531,526
VA Resources Authority Infrastructure Revenue
	Pooled Financing Program:
	Series 2002 B,
	5.000% 11/01/13	1,175,000	1,277,096
	Series 2003:
	5.000% 11/01/18	1,075,000	1,143,606
	5.000% 11/01/19	1,125,000	1,196,797
	5.000% 11/01/21	1,185,000	1,259,288
	5.000% 11/01/22	1,100,000	1,154,120
	Series 2005 B,
	5.000% 11/01/18	1,030,000	1,109,444
Pool/Bond Bank Total			21,940,607
Refunded/Escrowed(a) – 10.7%
AZ School Facilities Board
	Series 2002,
	Pre-refunded 07/01/12,
	5.250% 07/01/14	2,030,000	2,199,586
TX Trinity River Authority Water Revenue
	Series 2003,
	Pre-refunded 02/01/13,
	Insured: MBIA
	5.500% 02/01/14	2,795,000	3,076,121
VA Arlington County Industrial Development Authority
	Virginia Hospital Center,
	Series 2001,
	Pre-refunded 07/01/11,
	5.500% 07/01/13	1,000,000	1,085,920
VA Fairfax County Water & Sewer Authority
	Series 2000,
	Pre-refunded 04/01/10,
	5.625% 04/01/25	3,000,000	3,191,250
VA Loudoun County
	Series 2001 C,
	Pre-refunded 11/01/11,
	5.000% 11/01/14	510,000	549,663

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
VA Montgomery County Industrial Development Authority
	Series 2000 B,
	Pre-refunded 01/15/11,
	Insured: AMBAC
	5.500% 01/15/22	2,000,000	2,155,160
VA Resources Authority Infrastructure Revenue
	Pooled Financing Program,
	Series 2000 A,
	Pre-refunded 05/01/11,
	Insured: MBIA:
	5.500% 05/01/21	1,070,000	1,160,340
	5.500% 05/01/22	1,120,000	1,214,562
VA Richmond
	Series 1999 A,
	Pre-refunded 01/15/10,
	Insured: FSA
	5.000% 01/15/19	2,855,000	2,988,157
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Refunded to various dates/prices:
	5.250% 06/01/19	4,000,000	4,203,520
	5.500% 06/01/26	4,250,000	4,708,362
VA Virginia Beach Water & Sewer Revenue
	Series 2000,
	Pre-refunded 08/01/10:
	5.250% 08/01/17	1,790,000	1,884,781
	5.250% 08/01/18	1,935,000	2,037,458
	5.250% 08/01/19	2,035,000	2,142,753
VA Virginia Beach
	Series 2000,
	Pre-refunded 03/01/10,
	5.500% 03/01/17	3,060,000	3,241,244
Refunded/Escrowed Total			35,838,877
OTHER TOTAL			71,686,527
RESOURCE RECOVERY – 1.6%
Disposal – 0.6%
VA Arlington County Industrial Development Authority
	Ogden Martin Systems of Union,
	Series 1998 B, AMT,
	Insured: FSA
	5.250% 01/01/10	1,855,000	1,888,724
Disposal Total			1,888,724

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Resource Recovery – 1.0%
VA Fairfax County Economic Development Authority
	Series 1998 A, AMT,
	Insured: AMBAC
	6.050% 02/01/09	3,385,000	3,478,629
Resource Recovery Total			3,478,629
RESOURCE RECOVERY TOTAL			5,367,353
TAX–BACKED – 54.3%
Local Appropriated – 8.9%
VA Arlington County Industrial Development Authority
	Series 2004:
	5.000% 08/01/17	1,205,000	1,306,292
	5.000% 08/01/18	1,205,000	1,291,386
VA Bedford County Economic Development Authority
	Series 2006,
	Insured: MBIA
	5.000% 05/01/15	1,230,000	1,334,858
VA Fairfax County Economic Development Authority
	Series 2003,
	5.000% 05/15/15	6,260,000	6,841,867
	Series 2005 I-A,
	5.000% 04/01/19	1,380,000	1,476,807
	Series 2005,
	5.000% 01/15/24	2,315,000	2,425,379
VA Hampton Roads Regional Jail Authority
	Series 2004,
	Insured: MBIA:
	5.000% 07/01/14	1,750,000	1,892,975
	5.000% 07/01/15	1,685,000	1,813,549
	5.000% 07/01/16	1,930,000	2,066,876
VA James City County Economic Development Authority
	Series 2006,
	Insured: FSA
	5.000% 06/15/23	2,000,000	2,130,200
VA New Kent County Economic Development Authority
	Series 2006,
	Insured: FSA:
	5.000% 02/01/15	1,000,000	1,083,370
	5.000% 02/01/21	2,075,000	2,200,828
VA Prince William County Industrial Development Authority
	Series 2005,
	5.250% 02/01/17	1,115,000	1,227,202
	Series 2006 A,
	Insured: AMBAC:
	5.000% 09/01/17	800,000	866,408

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
	5.000% 09/01/21	1,625,000	1,719,738
Local Appropriated Total			29,677,735
Local General Obligations – 18.0%
VA Arlington County
	Series 1993,
	6.000% 06/01/12	3,285,000	3,661,362
	Series 2006,
	5.000% 08/01/17	4,000,000	4,412,720
VA Hampton
	Series 2004,
	5.000% 02/01/15	1,275,000	1,383,809
	Series 2005 A,
	Insured: FGIC
	5.000% 04/01/18	1,500,000	1,618,485
VA Leesburg
	Series 2006 B,
	Insured: MBIA
	5.000% 09/15/17	1,145,000	1,271,900
VA Loudoun County
	Series 1998 B,
	5.250% 12/01/15	1,000,000	1,126,690
	Series 2005 A,
	5.000% 07/01/14	4,000,000	4,385,080
VA Newport News
	Series 2006 B:
	5.250% 02/01/18	3,030,000	3,397,781
	5.250% 02/01/19	2,365,000	2,661,358
	Series 2007 B,
	5.250% 07/01/20	2,000,000	2,256,660
VA Norfolk
	Series 1998,
	Insured: FGIC
	5.000% 07/01/11	2,450,000	2,496,795
	Series 2002 B,
	Insured: FSA
	5.250% 07/01/11	2,000,000	2,139,520
	Series 2005,
	Insured: MBIA
	5.000% 03/01/15	5,070,000	5,555,858
VA Portsmouth
	Series 2001 A,
	Insured: FGIC
	5.500% 06/01/17	1,030,000	1,040,063
	Series 2003,
	Insured: FSA:
	5.000% 07/01/17	4,385,000	4,760,444
	5.000% 07/01/19	2,060,000	2,213,470
	Series 2006 A,
	Insured: MBIA
	5.000% 07/01/16	1,000,000	1,107,140

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
VA Richmond
	Series 2002,
	Insured: FSA
	5.250% 07/15/11	2,150,000	2,302,886
	Series 2005 A,
	Insured: FSA
	5.000% 07/15/15	8,840,000	9,748,222
VA Virginia Beach
	Series 2004 B:
	5.000% 05/01/13	1,305,000	1,413,485
	5.000% 05/01/17	1,000,000	1,108,680
Local General Obligations Total			60,062,408
Special Non-Property Tax – 11.6%
IL Metropolitan Pier & Exposition Authority
	Series 2002 B,
	Insured: MBIA
	5.250% 06/15/11	4,500,000	4,794,885
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC:
	5.500% 07/01/19	5,000,000	5,539,900
	5.500% 07/01/22	5,000,000	5,505,850
VA Greater Richmond Convention Center Authority
	Series 2005,
	Insured: MBIA:
	5.000% 06/15/15	2,480,000	2,693,726
	5.000% 06/15/18	3,800,000	4,071,928
	5.000% 06/15/25	3,000,000	3,126,840
VA Marquis Community Development Authority
	Series 2007,
	5.625% 09/01/18	3,000,000	2,918,970
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,000,000	1,965,300
VA Reynolds Crossing Community Development Authority
	Series 2007,
	5.100% 03/01/21	2,150,000	1,974,926
VA Watkins Centre Community Development Authority
	Series 2007,
	5.400% 03/01/20	2,250,000	2,094,030

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
VA White Oak Village Shops Virginia Community Development Authority
	Series 2007,
	5.300% 03/01/17	3,900,000	3,770,676
Special Non–Property Tax Total			38,457,031
Special Property Tax – 0.9%
VA Fairfax County Economic Development Authority
	Series 2004,
	Insured: MBIA
	5.000% 04/01/24	2,865,000	2,994,469
Special Property Tax Total			2,994,469
State Appropriated – 12.6%
VA Biotechnology Research Park Authority
	Series 2001,
	5.125% 09/01/16	1,100,000	1,164,845
VA College Building Authority
	Series 2002 A,
	5.000% 02/01/15	1,270,000	1,343,355
	Series 2004 A,
	5.000% 02/01/17	3,650,000	3,936,963
	Series 2006 A:
	5.000% 09/01/13	2,000,000	2,176,160
	5.000% 09/01/14	2,925,000	3,206,882
VA Port Authority
	Series 2003, AMT,
	Insured: MBIA:
	5.125% 07/01/14	1,360,000	1,454,153
	5.125% 07/01/15	1,430,000	1,520,219
	5.250% 07/01/17	1,585,000	1,680,591
VA Public Building Authority
	Series 2002 A,
	5.000% 08/01/14	2,790,000	2,971,796
	Series 2005 C,
	5.000% 08/01/14	3,900,000	4,259,892
	Series 2006 A,
	5.000% 08/01/15	6,775,000	7,445,590
VA Public School Financing Authority
	Series 1998 A,
	4.875% 08/01/14	1,445,000	1,473,279
	Series 2004 C,
	5.000% 08/01/16	8,425,000	9,327,065
State Appropriated Total			41,960,790
State General Obligations – 2.3%
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/23	4,000,000	4,530,240

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	2,000,000	2,223,480
VA State
	Series 2004 B,
	5.000% 06/01/15	725,000	791,040
State General Obligations Total			7,544,760
TAX–BACKED TOTAL			180,697,193
TRANSPORTATION – 0.6%
Airports – 0.3%
DC Metropolitan Airport Authority
	Series 1998 B, AMT,
	Insured: MBIA
	5.250% 10/01/10	1,000,000	1,021,850
Airports Total			1,021,850
Toll Facilities – 0.3%
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC
	5.250% 07/15/17	1,000,000	1,096,020
Toll Facilities Total			1,096,020
TRANSPORTATION TOTAL			2,117,870
UTILITIES – 5.7%
Joint Power Authority – 1.0%
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	2,000,000	2,082,600
WA Energy Northwest Electric
	Series 2002 A,
	Insured: MBIA
	5.750% 07/01/18	1,000,000	1,087,290
Joint Power Authority Total			3,169,890
Municipal Electric – 0.3%
PR Puerto Rico Electric Power Authority Power Revenue
	Series 2007 V,
	Insured: FGIC
	5.250% 07/01/24	1,000,000	1,069,790
Municipal Electric Total			1,069,790
Water & Sewer – 4.4%
VA Fairfax County Water Authority
	Series 2005 B,
	5.250% 04/01/19	1,835,000	2,074,834

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
VA Newport News Water Revenue
	Series 2007,
	Insured: FSA
	5.000% 06/01/19	1,035,000	1,126,525
VA Norfolk
	Series 1995,
	Insured: MBIA
	5.700% 11/01/10	2,000,000	2,004,160
VA Resources Authority
	Series 1998,
	5.000% 05/01/18	2,970,000	3,014,342
VA Richmond Public Utility Revenue
	Series 2007,
	Insured: FSA
	4.500% 01/15/21	1,000,000	1,028,420
VA Spotsylvania County Systems Revenue
	Insured: FSA
	5.000% 06/01/19	1,030,000	1,118,549
VA Upper Occoquan Sewage Authority
	Series 1995 A,
	Insured: MBIA
	5.150% 07/01/20	1,295,000	1,437,683
	Series 2005,
	Insured: FSA
	5.000% 07/01/21	2,640,000	2,805,502
Water & Sewer Total			14,610,015
UTILITIES TOTAL			18,849,695

	Total Municipal Bonds (cost of $321,366,077)		326,527,203

		Shares
Investment Company – 0.3%
	Columbia Tax Exempt Reserves, Capital Class (b)(c)
	(7 day yield of 3.290%)	829,000	829,000

	Total Investment Company (cost of $829,000)		829,000

Par ($)
Short-Term Obligations – 0.5%
VARIABLE RATE DEMAND NOTES (d) – 0.5%
FL Orange County School Board
Series 2007 C,
Insured: MBIA,
SPA: JPMorgan Chase Bank
	3.670% 08/01/22	300,000	300,000

11

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (d) – (continued)
FL Pinellas County Health Facilities Authority
	All Children’s Hospital,
	Series 1985,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	3.800% 12/01/15	400,000	400,000
TX Harris County Health Facilities Development Corp.
	Texas Children’s Hospital,
	Series 1999 B-1,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	3.750% 10/01/29	200,000	200,000
	Texas Medical Center,
	Series 2006,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	3.750% 05/01/35	700,000	700,000
WA Housing Finance Commission
	Local 82 JATC Educational Development Trust,
	Series 2000,
	LOC: U.S. Bank N.A.
	3.760% 11/01/25	100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL			1,700,000

	Total Short-Term Obligations (cost of $1,700,000)		1,700,000

	Total Investments – 98.9% (cost of $323,895,077)(e)(f)		329,056,203

	Other Assets & Liabilities, Net – 1.1%		3,756,215

	Net Assets – 100.0%		332,812,418

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined n good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

12

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c)	Investments in affiliates during the nine months ended December 31, 2007: Security name: Columbia Tax–Exempt Reserves, Capital Class (7 day yield of 3.290%)

Shares as of 03/31/07:	8,941,227
Shares purchased:	55,496,000
Shares sold:	(63,608,227)
Shares as of 12/31/07:	829,000
Net realized gain/loss:	$—
Dividend income earned:	$122,142
Value at end of period:	$829,000

(d)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at December 31, 2007.

(e)	Cost for federal income tax purposes is $323,895,077.

(f)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$6,961,294	$(1,800,168)	$5,161,126

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

13

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 25, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	February 25, 2008